As filed with the Securities and Exchange Commission on April 28, 2000


                                                 Registration No. 33- 83560
                                                                   811-8750
--------------------------------------------------------------------------------

                     SECURITIES AND EXCHANGE COMMISSION
                         WASHINGTON, D.C    20549

--------------------------------------------------------------------------------

                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      Pre-Effective Amendment No.___


                     Post-Effective Amendment No. 10                 X
                                                                     --

                                   and

                     REGISTRATION STATEMENT UNDER THE
                      INVESTMENT COMPANY ACT OF 1940


                           Amendment No. 11                          X
                                                                     --

                 AUSA ENDEAVOR VARIABLE ANNUITY ACCOUNT
                 --------------------------------------
                        (Exact Name of Registrant)

                    AUSA LIFE INSURANCE COMPANY, INC.
                    ---------------------------------
                           (Name of Depositor)

                666 Fifth Avenue, New York, New York 10103
           (Address of Depositor's Principal Executive Offices)

             Depositor's Telephone Number, including Area Code

                             (212) 246-5234

                            Frank A. Camp, Esquire
                       AUSA Life Insurance Company, Inc.
                           4333 Edgewood Road, N.E.
                           Cedar Rapids, Iowa 52499
                    (Name and Address of Agent for Service)

                                 Copy to:

                        Frederick R. Bellamy, Esquire

                      Sutherland, Asbill & Brennan L.L.P.
                        1275 Pennsylvania Avenue, N.W.
                        Washington, D.C.  20004-2404

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies


                                ______________


  It is proposed that this filing will become effective:


                                ______________


_____   immediately upon filing pursuant to paragraph (b) of Rule
        485.


__X__   on May 1, 2000 pursuant to paragraph (b) of Rule 485.


_____   60 days after filing pursuant to paragraph (a)(1) of Rule
        485.


_____   on ______ pursuant to paragraph (a)(1) of Rule
        485.


If appropriate, check the following box:

     _____   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                  THE ENDEAVOR VARIABLE ANNUITY

                                                                 Issued Through
                                         AUSA ENDEAVOR VARIABLE ANNUITY ACCOUNT
                                                                            and
                                                   AUSA ENDEAVOR TARGET ACCOUNT
                                                                             by
                                              AUSA LIFE INSURANCE COMPANY, INC.

Prospectus

May 1, 2000

This prospectus and the mutual fund prospectuses give you important information about the policies and the mutual funds. Please read them carefully before you invest and keep them for future reference.

If you would like more information about The Endeavor Variable Annuity policy, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2000. Please call us at (800) 525-6205 or write us at: AUSA Life Insurance Company, Inc., Financial Markets Division, Variable Annuity Department, 4333 Edgewood Road N.E., Cedar Rapids, Iowa, 52499-0001. A registration statement, including the SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated herein by reference. Information about the variable annuity can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the policies and the separate account investment choices:

 .  are not bank deposits
 .  are not federally insured
 .  are not endorsed by any bank or government agency
 .  are not guaranteed to achieve their goal
 .  are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This flexible premium deferred annuity policy has many investment choices. There are two separate accounts: (1) a mutual fund account; and (2) a target account. The mutual fund subaccounts and the target series subaccounts are listed below. You bear the entire investment risk for all amounts you put in either separate account. There is also a fixed account, which offers an interest rate that is guaranteed by AUSA Life Insurance Company, Inc. (AUSA
Life). You can choose any combination of these investment choices.

ENDEAVOR SERIES TRUST
 Dreyfus Small Cap Value Portfolio
 Dreyfus U.S. Government Securities Portfolio
 Endeavor Asset Allocation Portfolio
 Endeavor Money Market Portfolio
 Endeavor Enhanced Index Portfolio
 Endeavor High Yield Portfolio
 Endeavor Janus Growth Portfolio
 Endeavor Opportunity Value
 Endeavor Value Equity Portfolio
 Endeavor Select Portfolio
 T. Rowe Price Equity Income Portfolio
 T. Rowe Price Growth Stock Portfolio
 T. Rowe Price International Stock Portfolio

TRANSAMERICA VARIABLE

INSURANCE FUND, INC.

 Transamerica VIF Growth Portfolio

VARIABLE INSURANCE PRODUCTS FUND

(VIP) - SERVICE CLASS 2

 Fidelity - VIP Equity-Income Portfolio

VARIABLE INSURANCE PRODUCTS FUND II

(VIP II) - SERVICE CLASS 2

 Fidelity - VIP II Contrafund(R) Portfolio

VARIABLE INSURANCE PRODUCTS FUND III (VIP III) - SERVICE CLASS 2

 Fidelity - VIP III Growth Opportunities Portfolio

 Fidelity - VIP III Mid Cap Portfolio

WRL SERIES FUND, INC.

 WRL Alger Aggressive Growth

 WRL Goldman Sachs Growth

 WRL Janus Global

 WRL NWQ Value Equity

 WRL Pilgrim Baxter Mid Cap Growth

 WRL Salomon All Cap

 WRL T. Rowe Price Dividend Growth

 WRL T. Rowe Price Small Cap

THE TARGET ACCOUNT
 The DowSM Target 10 (January Series)
 The DowSM Target 5 (January Series)

TABLE OF CONTENTS                                                           Page

GLOSSARY OF TERMS...........................................................   3

SUMMARY.....................................................................   4

ANNUITY POLICY FEE TABLE....................................................   8

EXAMPLES....................................................................  12

1.THE ANNUITY POLICY........................................................  14

2.PURCHASE..................................................................  14
  Policy Issue Requirements.................................................  14
  Premium Payments..........................................................  14
  Initial Premium Requirements..............................................  14
  Additional Premium Payments...............................................  14
  Maximum Total Premium Payments............................................  15
  Allocation of Premium Payments............................................  15
  Policy Value..............................................................  15

3.INVESTMENT CHOICES........................................................  15
  The Separate Accounts.....................................................  15
  The Mutual Fund Account...................................................  15
  The Target Account........................................................  16
  The Fixed Account.........................................................  21
  Transfers.................................................................  21

4.PERFORMANCE...............................................................  22

5.EXPENSES..................................................................  23
  Surrender Charges.........................................................  23
  Mortality and Expense Risk Fee............................................  23
  Administrative Charges....................................................  24
  Premium Taxes.............................................................  24
  Federal, State and Local Taxes............................................  24
  Transfer Fee..............................................................  24
  Portfolio Management Fees.................................................  24
  Target Account Fees.......................................................  24

6.ACCESS TO YOUR MONEY......................................................  25
  Surrenders................................................................  25
  Delay of Payment and Transfers............................................  25

7. ANNUITY PAYMENTS (THE INCOME PHASE)......................................  25
  Annuity Payment Options...................................................  26

8.DEATH BENEFIT.............................................................  27
  When We Pay A Death Benefit...............................................  27
  When We Do Not Pay A Death Benefit........................................  27
  Amount of Death Benefit...................................................  28

  Guaranteed Minimum Death Benefit..........................................  28
  Adjusted Partial Withdrawal...............................................  28

9.TAXES.....................................................................  28
  Annuity Policies in General...............................................  29
  Qualified and Nonqualified Policies.......................................  29
  Withdrawals - Qualified Policies..........................................  29
  Withdrawals - 403(b) Policies.............................................  29
  Tax Status of the Policy..................................................  30
  Withdrawals - Nonqualified Policies.......................................  30
  Taxation of Death Benefit Proceeds........................................  31
  Annuity Payments..........................................................  31
  Transfers, Assignments or Exchanges of Policies...........................  31
  Possible Tax Law Changes..................................................  31

10.ADDITIONAL FEATURES......................................................  32
  Systematic Payout Option..................................................  32
  Dollar Cost Averaging Program.............................................  32
  Asset Rebalancing.........................................................  32

11.OTHER INFORMATION........................................................  33
  Ownership.................................................................  33
  Assignment................................................................  33
  AUSA Life Insurance Company, Inc..........................................  33
  The Mutual Fund Account...................................................  33
  The Target Account........................................................  33
  Mixed and Shared Funding..................................................  33
  Reinstatements............................................................  34
  Voting Rights.............................................................  34
  Distributor of the Policies...............................................  34
  Variations in Policy Provisions...........................................  35
  IMSA......................................................................  35
  Legal Proceedings.........................................................  35
  Financial Statements......................................................  35

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION................  35

APPENDIX A
Condensed Financial Information
  The Mutual Fund Account...................................................  36

APPENDIX B
Historical Performance Data
  The Mutual Fund Account...................................................  39
Historical Performance Data
  The Target Strategies and The Dow Jones Industrial Average................

GLOSSARY OF TERMS

Accumulation Unit--An accounting unit of measure used in calculating the policy value in the mutual fund account and the target account before the annuity commencement date.

Annual Stock Selection Date--The last business day of a specified 12-month period.

Annuitant--The person during whose life any annuity payments involving life contingencies will continue.

Annuity Commencement Date--The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month starting after the annuitant attains age 85, except as expressly allowed by AUSA Life. In no event will this date be later than the last day of the policy month following annuitant's 90th birthday.

Annuity Payment Option--A method of receiving a stream of annuity payments selected by the owner.

Cash Value--The policy value less the surrender charge, service charge, and premium tax charge, if any.

DJIA--The Dow Jones Industrial AverageSM. Thirty stocks chosen by the editors of The Wall Street Journal as representative of the broad market and of American industry.

Fixed Account--A part of the general account of AUSA Life. General account assets consist of all of the assets of AUSA Life that are not in the mutual fund account or the target account.

Guaranteed Period Option--The one year guaranteed interest rate period of the fixed account which AUSA Life may offer into which premiums may be paid or amounts transferred.

Initial Stock Selection Date--The date is December 31, 1999 for the January Series.

Mutual Fund Account--AUSA Endeavor Variable Annuity Account, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), to which premium payments under the policies may be allocated.

Mutual Fund Subaccount--A subdivision within the mutual fund account the assets of which are invested in a specified portfolio of the underlying funds.

Owner--The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the information that we require to issue a policy.

Policy Value--The policy form refers to this as "annuity purchase value." The value in the policy that may be used to purchase a stream of annuity payments. On or before the annuity commencement date, this is an amount equal to:
 .  the premiums paid; minus
 .  partial withdrawals taken; plus

 .  interest credited in the fixed account; plus or minus
 .  accumulated gains or losses in the mutual fund account and the target account; minus
 .  any applicable service charges, premium taxes, and transfer fees.

Target Account--A separate account established and registered as a management investment company under the 1940 Act to which premium payments under the policies may be allocated.

Target Series Subaccount--A subdivision within the target account, the assets of which are invested in common stocks selected according to a specified investment strategy, with a specific stock selection date.

              (Note: The SAI contains a more extensive Glossary.)

SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1. THE ANNUITY POLICY

The flexible premium variable annuity policy offered by AUSA Life Insurance Company, Inc. (AUSA Life, we, us or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: twenty-six subaccounts of the mutual fund account, two subaccounts of the target account, and a fixed account of AUSA Life. The policy is intended to accumulate money for retirement or other long- term investment purposes.

This policy offers twenty-eight subaccounts in both the mutual fund account and the target account that are listed in Section 3. Each mutual fund subaccount invests exclusively in shares of one of the portfolios of the underlying funds. Each target series subaccount invests directly in individual stocks according to its specific investment strategy. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that AUSA Life guarantees. We guarantee to return your investment with interest credited for all amounts allocated to the fixed account.

You can transfer money between any of the investment choices. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year.

The policy, like all deferred annuity policies, has two phases: the "accumulation phase" and the "income phase." During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you begin receiving regular payments from your policy. The money you can accumulate during the accumulation phase will largely determine the income payments you receive during the income phase.

2. PURCHASE

You can buy a nonqualified policy with $5,000 or more, and a qualified policy with $1,000 or more, under most circumstances. You may also buy a tax deferred 403(b) annuity policy with $50 or more. You can add as little as $50 at any time during the accumulation phase.

3. INVESTMENT OPTIONS

You can allocate your premium payments to one or more of the investment choices listed below.

The following twenty-six mutual fund portfolios are described in the underlying fund prospectuses:

Dreyfus Small Cap Value Portfolio
Dreyfus U.S. Government Securities Portfolio
Endeavor Asset Allocation Portfolio
Endeavor Money Market Portfolio
Endeavor Enhanced Index Portfolio
Endeavor High Yield Portfolio
Endeavor Janus Growth Portfolio
Endeavor Opportunity Value
Endeavor Value Equity Portfolio

Endeavor Select Portfolio(/1/)
T. Rowe Price Equity Income Portfolio
T. Rowe Price Growth Stock Portfolio
T. Rowe Price International Stock Portfolio

Transamerica - VIF Growth Portfolio

Fidelity - VIP Equity-Income Portfolio - Service Class 2

Fidelity - VIP II Contrafund(R) Portfolio - Service Class 2

Fidelity - VIP III Growth Opportunities Portfolio - Service Class 2

Fidelity - VIP III Mid Cap Portfolio - Service Class 2

WRL Alger Aggressive Growth

WRL Goldman Sachs Growth

WRL Janus Global

WRL NWQ Value Equity

WRL Pilgrim Baxter Mid Cap Growth

WRL Salomon All Cap

WRL T. Rowe Price Dividend Growth

WRL T. Rowe Price Small Cap

(/1/)Formerly known as Endeavor Select 50 Portfolio.

The following two target series subaccounts are described later in this prospectus:

The Dow SM Target 10 (January Series)
The Dow SM Target 5 (January Series)

Depending upon their investment performance, you can make or lose money in any of the mutual fund subaccounts or target series subaccounts.

You can also allocate your premium payments to the fixed account.

4. PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the mutual fund subaccounts or target series subaccounts you choose. We provide performance information in Appendix B and in the SAI. This data does not indicate future performance.

5. EXPENSES

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 7% of premium payments withdrawn within seven years after the premium is paid. To calculate surrender charges, we consider the premium you paid to come out before any earnings.

We deduct daily mortality and expense risk fees and administrative charges each year from the assets in each mutual fund subaccount and target series subaccount.

The charges are the following annual percentages of assets:
 .  1.55% in the first seven policy years and 1.40% thereafter, for the Annual
   Step-Up Death Benefit; and
 . 1.40% in the first seven policy years and 1.25% thereafter, for the Return of Premium Death Benefit.

During the accumulation phase, we deduct an annual service charge of no more than $35 from the policy value on each policy anniversary. The charge is waived if the sum of all premium payments, minus all partial withdrawals, is at least $50,000.

We will deduct state premium taxes, which currently range from 0% to 3.50%, upon total surrender, payment of a death benefit or when annuity payments begin.

The value of the net assets of the mutual fund subaccounts will reflect the management fee and other expenses incurred by the underlying portfolios. The value of the net assets of the target series subaccounts will reflect the management fee and other expenses incurred by the manager in operating each target series subaccount.

6. ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies). After one year, you may take out up to 10% of the policy value free of surrender charges once each year. Amounts withdrawn in the first year, or in excess of the 10% free amount, may be subject to a surrender charge. You may also have to pay income tax and a tax penalty on any money you take out. Access to amounts held in qualified policies may be restricted or prohibited.

Access to amounts held on qualified plans may be restricted or prohibited.

7. ANNUITY PAYMENTS (THE INCOME PHASE)

The policy allows you to receive income under one of five annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, the dollar amount of your payments may go up or down.

8. DEATH BENEFIT

If you are both the owner and the annuitant and you die before the income phase begins, then your beneficiary will receive a death benefit.

Naming different persons as owner and annuitant can affect whether the death benefit is payable and to whom amounts will be paid. Use care when naming owners, annuitants, and beneficiaries, and consult your agent if you have questions.

You generally may choose one of the following guaranteed minimum death benefits:
 .  Annual Step-Up
 .  Return of Premium

Charges are lower for the Return of Premium Death Benefit, than they are for the Annual Step-Up Death Benefit.

If an owner is not the annuitant, no death benefit is paid if that owner dies.

9. TAXES

Your earnings, if any, are not taxed until you take them out. If you take money out during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the earnings. Payments during the income phase may be considered partly a return of your original investment so that part of each payment would not be taxable as income.

10. ADDITIONAL FEATURES

This policy has additional features that might interest you. These include the following:
 . You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the "systematic payout option." Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

 . You can arrange to have a certain amount of money (at least $500) automatically transferred from the fixed account, the Endeavor Money Market Subaccount, or the Dreyfus U.S. Government Securities Subaccount, either monthly or quarterly, into your choice of mutual fund subaccounts or target series subaccounts. This feature is called "dollar cost averaging."
 . We will, upon your request, automatically transfer amounts among the mutual fund subaccounts or target series subaccounts on a regular basis to maintain a desired allocation of the policy value among the various mutual fund subaccounts or target series subaccounts. This feature is called "asset rebalancing."

The dollar cost averaging and asset rebalancing features are inconsistent with the target series subaccounts' investment strategy.

These features may not be suitable for your particular situation.

11. OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund within 20 days after you receive it. The amount of the refund will be the total of all premium payments made and the accumulated gains or losses in the policy value, if any. We will pay the refund within 7 days after we receive written notice of cancellation and the returned policy. The policy will then be deemed void.

No Probate. Usually, when the annuitant dies, the person you choose as your beneficiary will receive the death benefit under this policy without going through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment or if you cannot take the risk of losing the money that you put in.

There are various additional fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, such as the opportunity for lifetime income payments, a guaranteed death benefit. and the guaranteed level of certain charges, make this policy appropriate for your needs.

Financial Statements. Financial Statements for AUSA Life and the mutual fund subaccounts are in the SAI. There are no financial statements for the target account because it had not commenced operations as of December 31, 1999.

12. INQUIRIES

If you need more information, please contact us at:

Service Office:
Financial Markets Division
Variable Annuity Department
AUSA Life Insurance Company, Inc.
4333 Edgewood Road N.E.
P.O. Box 3183
Cedar Rapids, IA 52406-3183

You may check your policy at www.ausalife.com/fmd. Follow the logon procedures. You will need your pre-assigned Personal Identification Number ("PIN") to access information about your policy.

Administrative Office:
AUSA Life Insurance Company, Inc.
666 Fifth Avenue, 25th Floor
New York, NY 10103
Home Office:
4 Manhattanville Road
Purchase, NY 10577

                            ANNUITY POLICY FEE TABLE
--------------------------------------------------------------------------------

       Policy Owner Transaction Expenses
------------------------------------------------
Sales Load On Purchase Payments............    0
Maximum Surrender Charge
 (as a % of premium withdrawal)(/1/)(/2/)..   7%

       Separate Account Annual Expenses
  (as a percentage of average account value)
Mortality and Expense Risk Fee(/3/).....  1.40%
Administrative Charge...................  0.15%
                                          -----
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES..  1.55%

  Annual Service Charge(/1/).....   $35 Per Policy
  Transfer Fee(/1/).............. Currently No Fee

--------------------------------------------------------------------------------

   Portfolio Annual
    Expenses(/4/)
 (as a percentage of
  average net assets
  and after expense
   reimbursements)
--------------------
                                                                            Total
                                                                  Total    Account
                                                        Rule    Portfolio    and
                                  Management  Other     12b-1    Annual   Portfolio
                                     Fees    Expenses Fees(/5/) Expenses  Expenses
-----------------------------------------------------------------------------------
  Dreyfus Small Cap Value(/6/)..     0.80%     0.10%    0.32%     1.22%     2.77%
  Dreyfus U.S. Government
   Securities(/7/)..............     0.65%     0.12%     --       0.77%     2.32%
  Endeavor Asset
   Allocation(/8/)..............     0.75%     0.10%    0.02%     0.87%     2.42%
  Endeavor Money Market.........     0.50%     0.05%     --       0.55%     2.10%
  Endeavor Enhanced Index.......     0.75%     0.03%     --       0.78%     2.33%
  Endeavor High Yield(/9/)......    0.746%    0.504%     --       1.25%     2.80%
  Endeavor Janus Growth(/10/)...    0.775%     0.05%     --       0.83%     2.38%
  Endeavor Opportunity
   Value(/11/)..................     0.80%     0.05%    0.06%     0.91%     2.46%
  Endeavor Value Equity(/12/)...     0.80%     0.07%    0.08%     0.95%     2.50%
  Endeavor Select...............     1.00%     0.39%     --       1.39%     2.94%
  T. Rowe Price Equity
   Income(/13/).................     0.80%     0.07%    0.01%     0.88%     2.43%
  T. Rowe Price Growth
   Stock(/14/)..................     0.80%     0.07%    0.01%     0.88%     2.43%
  T. Rowe Price International
   Stock(/15/)..................     0.90%     0.10%     --       1.00%     2.55%
  Transamerica VIF
   Growth(/16/).................     0.70%     0.15%     --       0.85%     2.40%
  Fidelity - VIP Equity-Income -
   Service Class 2(/17/)........     0.48%     0.10%    0.25%     0.83%     2.38%
  Fidelity - VIP II
   Contrafund(R) -
   Service Class 2(/17/)........     0.58%     0.12%    0.25%     0.95%     2.50%
  Fidelity - VIP III Growth
   Opportunities - Service Class
   2(/17/)......................     0.58%     0.13%    0.25%     0.96%     2.51%
  Fidelity - VIP III Mid Cap -
   Service Class 2(/17/)........     0.57%     0.43%    0.25%     1.25%     2.80%
  WRL Alger Aggressive Growth...     0.80%     0.09%     --       0.89%     2.44%
  WRL Goldman Sachs
   Growth(/18/)(/19/)...........     0.90%     0.10%     --       1.00%     2.55%
  WRL Janus Global(/20/)........     0.80%     0.12%     --       0.92%     2.47%
  WRL NWQ Value Equity..........     0.80%     0.10%     --       0.90%     2.45%
  WRL Pilgrim Baxter Mid Cap
   Growth(/18/)(/21/)...........     0.90%     0.10%     --       1.00%     2.55%
  WRL Salomon All
   Cap(/18/)(/22/)..............     0.90%     0.10%     --       1.00%     2.55%
  WRL T. Rowe Price Dividend
   Growth(/18/)(/23/)...........     0.90%     0.10%     --       1.00%     2.55%
  WRL T. Rowe Price Small
   Cap(/18/)(/24/)..............     0.75%     0.25%     --       1.00%     2.55%
  The DowSM Target 10
   (January)(/25/)(/26/)(/27/)..     0.69%     0.51%     --       1.20%     2.75%
  The DowSM Target 5
   (January)(/25/)(/26/)(/28/)..     0.69%     0.52%     --       1.21%     2.76%

--------------------------------------------------------------------------------

(/1/)The surrender charge and transfer fee, if any are imposed, apply to each policy, regardless of how the policy value is allocated among the mutual fund account, the target account and the fixed account. The annual service charge, if any is imposed, applies only to the mutual fund account and the target account, and is assessed on a pro rata basis relative to each account's policy value as a percentage of the policy's total policy value. The service charge is deducted on each policy anniversary. If applicable, a surrender charge will only be applied to withdrawals that exceed the amount available under certain listed exceptions. There is no transfer fee for the first 12 transfers per year. For additional transfers, AUSA Life may charge a fee of $10 per transfer, but currently does not charge for any transfers.

(/2/)The surrender charge is decreased based on the number of years since the premium payment was made, from 7% during the first year after the premium payment was made to 0% after the seventh year after the premium payment was made.

(/3/)Mortality and expense risk fees and the administrative charges shown are for the Annual Step-Up Death Benefit which apply during the first seven policy years. After the seventh policy year the total separate account charges are 1.40%. The corresponding fees for the Return of Premium Death Benefit are 1.40% during the first seven policy years and 1.25% thereafter. The administrative charge may be increased in the future. However, in no event will the total separate account charges exceed 1.55% before the annuity commencement date. And, in no event will the total separate account charges exceed 1.40% on or after the annuity commencement date, regardless of the death benefit that was in effect prior to commencement of annuity payments.

(/4/)The fee table information relating to the underlying funds was provided to AUSA Life by the underlying funds, their investment advisers or managers, and AUSA Life has not independently verified such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

(/5/)The Board of Trustees of Endeavor Series Trust (the "Trust") and the Board of Managers of the target account have authorized an arrangement whereby, subject to best price and execution, executing brokers will share commissions with the Trust's or the target account's affiliated broker. Under supervision of the Trustees and the Managers, the affiliated broker will use the "recaptured commissions" to promote marketing of the Trust's shares and investments in the target account. The staff of the Securities and Exchange Commission believes that, through the use of these recaptured commissions, the Trust and the target account are indirectly paying for distribution expenses, and therefore, such amounts are shown as 12b-1 fees in the above table. This use of recaptured commissions to promote the sale of the Trust's shares and investments in the target account involves no additional costs to the Trust, to the target account or any owner. Endeavor Series Trust and the target account, based on advice of counsel, do not believe that recaptured brokerage commissions should be treated as 12b-1 fees. For more information on the Trust's Brokerage Enhancement Plan, see the Trust's prospectus accompanying this Prospectus. For more information on the target account Brokerage Enhancement Plan, see the target account's section of this prospectus.

(/6/)For the Dreyfus Small Cap Value Portfolio, the management fees were 0.80% and other expenses before reimbursements were 0.10%. Therefore, Total Portfolio Annual Expenses before reimbursements (reduced by custodial offset arrangements) for the period ended December 31, 1999 were 0.90%.

(/7/)For the Dreyfus U.S. Government Securities Portfolio, the management fees were 0.65% and other expenses (reduced by custodial offset arrangements) were 0.08%. Therefore, Total Portfolio Annual Expenses for the period ended December 31, 1999 were 0.73%.

(/8/)For the Endeavor Asset Allocation Portfolio, the management fees were 0.75% and other expenses before reimbursements were 0.09%. Therefore, Total Portfolio Annual Expenses and other expenses before reimbursements (reduced by custodial offset arrangements) for the period ended December 31, 1999 were 0.84%.

(/9/)For the Endeavor High Yield Portfolio, the management fees before waivers were 0.775% (after waivers 0.746%.) and other expenses were 0.47%. Therefore, Total Portfolio Annual Expenses after waivers (reduced by custodial offset arrangements) for the period ended December 31, 1999 were 1.22%.

(/10/)For the Endeavor Janus Growth Portfolio, the management fees before waivers were 0.80% (after waivers 0.775%) and other expenses were 0.055%. Therefore, Total Portfolio Annual Expenses after waivers (reduced by custodial offset arrangements) for the period ended December 31, 1999 were 0.83%.

(/11/)For the Endeavor Opportunity Value Portfolio, the management fees were 0.80% and other expenses before reimbursements were 0.05%. Therefore, Total Portfolio Annual Expenses before reimbursements (reduced by custodial offset arrangements) for the period ended December 31, 1999 were 0.85%.

(/12/)For the Endeavor Value Equity Portfolio, the management fees were 0.80% and other expenses before reimbursements were 0.08%. Therefore, Total Portfolio Annual Expenses before reimbursements (reduced by custodial offset arrangements) for the period ended December 31, 1999 were 0.88%.

(/13/)For the T. Rowe Price Equity Income Portfolio, the management fees were
      0.80% and other expenses before reimbursements were 0.07%. Therefore, Total Portfolio Annual Expenses before reimbursements (reduced by custodial offset arrangements) for the period ended December 31, 1999 were 0.87%.

(/14/)For the T. Rowe Price Growth Stock, the management fees were 0.80% and other expenses before reimbursements were 0.08%. Therefore, Total Portfolio Annual Expenses before reimbursements (reduced by custodial offset arrangements) for the period ended December 31, 1999 were 0.87%.

(/15/)For the T. Rowe Price International Stock Portfolio, the management fees were 0.90% and other expenses (reduced by custodial offset arrangements) were 0.01%. Therefore, Total Portfolio Annual Expenses for the period ended December 31, 1999 were 0.91%.

(/16/)For the Transamerica VIF Growth Portfolio, the management fees before waivers were 0.75% and other expenses before reimbursements were 0.15%. Therefore, Total Portfolio Annual Expenses before waivers and other expenses before reimbursements (reduced by custodial offset arrangements) for the period ended December 31, 1999 were 0.90%.

(/17/)Service Class 2 expenses are based on estimated expenses for the first year. VIP expenses are without any reimbursement.

(/18/)Because WRL Goldman Sachs Growth, WRL Pilgrim Baxter Mid Cap Growth, WRL
      Salomon All Cap, WRL T. Rowe Price Dividend Growth and WRL T. Rowe Price Small Cap commenced operations on May 3, 1999, the percentages set forth as "Other Expenses" and "Total Portfolio Annual Expenses" are estimated.

(/19/)For WRL Goldman Sachs Growth, the management fees before waivers were 0.90% and other expenses before reimbursements were 1.78%. Therefore, Total Portfolio Annual Expenses before waivers and other expenses before reimbursements (reduced by custodial offset arrangements) for the period ended December 31, 1999 were 2.68%.

(/20/)For WRL Janus Global, the investment adviser currently waives 0.025% of its advisory fee on portfolio average daily net assets over $2 billion (net fee 0.775%). This waiver is voluntary and will be terminated on June 25, 2000.

(/21/)For WRL Pilgrim Baxter Mid Cap Growth, the management fees before waivers were 0.90% and other expenses before reimbursements were 0.50%. Therefore, Total Portfolio Annual Expenses before waivers and other expenses before reimbursements (reduced by custodial offset arrangements) for the period ended December 31, 1999 were 1.40%.

(/22/)For WRL Salomon All Cap, the management fees before waivers were 0.90% and other expenses before reimbursements were 1.97%. Therefore, Total Portfolio Annual Expenses before waivers and other expenses before reimbursements (reduced by custodial offset arrangements) for the period ended December 31, 1999 were 2.87%.

(/23/)For WRL T. Rowe Price Dividend Growth, the management fees before waivers were 0.90% and other expenses before reimbursements were 1.45%. Therefore, Total Portfolio Annual Expenses before waivers and other expenses before reimbursements (reduced by custodial offset arrangements) for the period ended December 31, 1999 were 2.35%.

(/24/)For WRL T. Rowe Price Small Cap, the management fees before waivers were
      0.75% and other expenses before reimbursements were 1.71%. Therefore, Total Portfolio Annual Expenses before waivers and other expenses before reimbursements (reduced by custodial offset arrangements) for the period ended December 31, 1999 were 2.46%.

(/25/)For the target account, 0.15% of the mortality and expense risk fee included under "Total Separate Account Annual Expenses" in this table is deducted pursuant to a 12b-1 plan.

(/26/)In addition to the managerment fees, the target account pays all expenses not assumed by the manager. The manager has agreed to limit each target series subaccount's management fees and operating expenses to an annual rate of 1.30% of the target series subaccount's average net assets. (This limit does not include other fees and deductions such as the mortality and expense risk fee and administrative charge.) (See the SAI for more details.) Without this limitation, the management fees and operating expenses for the January Series are estimated to be 1.30% for the first year of operations.

(/27/)For The Dow SM Target 10 (January), the management fees before waivers were 0.75% and other expenses before reimbursements were 0.43%. Therefore, Total Portfolio Annual Expenses before waivers and other expenses before reimbursements (reduced by custodial offset arrangements) for the period ended December 31, 1999 were 1.18%.

(/28/) For The Dow SM Target 5 (January), the management fees before waivers were 0.75% and other expenses before reimbursements were 0.46%. Therefore, Total Portfolio Annual Expenses before waivers and other expenses before reimbursements (reduced by custodial offset arrangements) for the period ended December 31, 1999 were 1.21%.

EXAMPLES

You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, and assuming the entire policy value is in the applicable mutual fund subaccount or target series subaccount.

The expenses reflect different mortality and expense risk fees depending on which death benefit you select:
A = Annual Step-Up Death Benefit (1.40% in the first seven policy years and
  1.25% thereafter)
B = Return of Premium Death Benefit (1.25% in the first seven policy years and 1.10% thereafter)

-------------------------------------------------------------------------------
                                                          If the Policy is
                                                            annuitized at
                                     If the Policy           the end of
                                    is surrendered      the applicable time
                                      at the end            period or if
                                   of the applicable    the policy is still in
                                      time period.      the accumulation phase
                             --------------------------------------------------
                                   1     3     5    10    1     3     5    10
  Subaccounts                     Year Years Years Years Year Years Years Years
-------------------------------------------------------------------------------
  Dreyfus Small Cap Value      A  $ 98 $132  $175  $308  $28   $87  $148  $308
                              -------------------------------------------------
                               B  $ 97 $127  $167  $294  $27   $83  $141  $294
-------------------------------------------------------------------------------
  Dreyfus U.S. Government
   Securities                  A  $ 94 $118  $152  $264  $24   $74  $126  $264
                              -------------------------------------------------
                               B  $ 92 $114  $145  $249  $22   $69  $118  $249
-------------------------------------------------------------------------------
  Endeavor Asset Allocation    A  $ 95 $121  $157  $274  $25   $77  $131  $274
                              -------------------------------------------------
                               B  $ 93 $117  $150  $259  $23   $72  $123  $259
-------------------------------------------------------------------------------
  Endeavor Money Market        A  $ 92 $111  $141  $241  $22   $67  $115  $241
                              -------------------------------------------------
                               B  $ 90 $107  $134  $226  $20   $62  $107  $226
-------------------------------------------------------------------------------
  Endeavor Enhanced Index      A  $ 94 $118  $153  $265  $24   $74  $126  $265
                              -------------------------------------------------
                               B  $ 92 $114  $145  $250  $22   $69  $119  $250
-------------------------------------------------------------------------------
  Endeavor High Yield          A  $ 99 $133  $176  $311  $29   $88  $150  $311
                              -------------------------------------------------
                               B  $ 97 $128  $169  $297  $27   $83  $142  $297
-------------------------------------------------------------------------------
  Endeavor Janus Growth        A  $ 94 $120  $155  $270  $24   $75  $129  $270
                              -------------------------------------------------
                               B  $ 93 $115  $148  $255  $23   $71  $121  $255
-------------------------------------------------------------------------------
  Endeavor Opportunity Value   A  $ 95 $122  $159  $278  $25   $78  $133  $278
                              -------------------------------------------------
                               B  $ 94 $118  $152  $263  $24   $73  $125  $263
-------------------------------------------------------------------------------
  Endeavor Value Equity        A  $ 96 $124  $161  $282  $26   $79  $135  $282
                              -------------------------------------------------
                               B  $ 94 $119  $154  $267  $24   $74  $127  $267
-------------------------------------------------------------------------------
  Endeavor Select              A  $100 $137  $183  $324  $30   $92  $157  $324
                              -------------------------------------------------
                               B  $ 99 $132  $176  $310  $29   $88  $149  $310
-------------------------------------------------------------------------------
  T. Rowe Price Equity
   Income                      A  $ 95 $121  $158  $275  $25   $77  $131  $275
                              -------------------------------------------------
                               B  $ 93 $117  $150  $260  $23   $72  $124  $260
-------------------------------------------------------------------------------
  T. Rowe Price Growth Stock   A  $ 95 $121  $158  $275  $25   $77  $131  $275
                              -------------------------------------------------
                               B  $ 93 $117  $150  $260  $23   $72  $124  $260
-------------------------------------------------------------------------------
  T. Rowe Price
   International Stock         A  $ 96 $125  $164  $287  $26   $80  $137  $287
                              -------------------------------------------------
                               B  $ 95 $121  $156  $272  $25   $76  $130  $272
-------------------------------------------------------------------------------
  Transamerica VIF Growth      A  $ 95 $121  $156  $272  $25   $76  $130  $272
                              -------------------------------------------------
                               B  $ 93 $116  $149  $257  $23   $71  $122  $257
-------------------------------------------------------------------------------
  Fidelity -- VIP Equity-
   Income Service Class 2      A  $ 94 $120  $155  $270  $24   $75  $129  $270
                              -------------------------------------------------
                               B  $ 93 $115  $148  $255  $23   $71  $121  $255
-------------------------------------------------------------------------------
  Fidelity -- VIP II
   Contrafund(R) Service
   Class 2                     A  $ 96 $124  $161  $282  $26   $79  $135  $282
                              -------------------------------------------------
                               B  $ 94 $119  $154  $267  $24   $74  $127  $267
-------------------------------------------------------------------------------
  Fidelity -- VIP III Growth
   Opportunities               A  $ 96 $124  $162  $283  $26   $79  $135  $283
                              -------------------------------------------------
   Service Class 2             B  $ 94 $119  $154  $268  $24   $75  $128  $268

--------------------------------------------------------------------------------

EXAMPLES continued

                                                             If the Policy
                                                            is annuitized at
                                      If the Policy            the end of
                                      is surrendered      the applicable time
                                      at the end of         period or if the
                                      the applicable       Policy is still in
                                       time period      the accumulation phase.
                             --------------------------------------------------
                                   1     3     5    10    1     3     5    10
  Subaccounts                     Year Years Years Years Year Years Years Years
-------------------------------------------------------------------------------
  Fidelity - VIP III Mid Cap
   Service Class 2             A  $99  $133  $176  $311  $29   $88  $150  $311
                              -------------------------------------------------
                               B  $97  $128  $169  $297  $27   $83  $142  $297
-------------------------------------------------------------------------------
  WRL Alger Aggressive
   Growth                      A  $95  $122  $158  $276  $25   $77  $132  $276
                              -------------------------------------------------
                               B  $94  $117  $151  $261  $24   $73  $124  $261
-------------------------------------------------------------------------------
  WRL Goldman Sachs Growth     A  $96  $125  $164  $287  $26   $80  $137  $287
                              -------------------------------------------------
                               B  $95  $121  $156  $272  $25   $76  $130  $272
-------------------------------------------------------------------------------
  WRL Janus Global             A  $95  $123  $160  $279  $25   $78  $133  $279
                              -------------------------------------------------
                               B  $94  $118  $152  $264  $24   $74  $126  $264
-------------------------------------------------------------------------------
  WRL NWQ Value Equity         A  $95  $122  $159  $277  $25   $77  $132  $277
                              -------------------------------------------------
                               B  $94  $118  $151  $262  $24   $73  $125  $262
-------------------------------------------------------------------------------
  WRL Pilgrim Baxter Mid Cap
   Growth                      A  $96  $125  $164  $287  $26   $80  $137  $287
                              -------------------------------------------------
                               B  $95  $121  $156  $272  $25   $76  $130  $272
-------------------------------------------------------------------------------
  WRL Salomon All Cap          A  $96  $125  $164  $287  $26   $80  $137  $287
                              -------------------------------------------------
                               B  $95  $121  $156  $272  $25   $76  $130  $272
-------------------------------------------------------------------------------
  WRL T. Rowe Price Dividend
   Growth                      A  $96  $125  $164  $287  $26   $80  $137  $287
                              -------------------------------------------------
                               B  $95  $121  $156  $272  $25   $76  $130  $272
-------------------------------------------------------------------------------
  WRL T. Rowe Price Small
   Cap                         A  $96  $125  $164  $287  $26   $80  $137  $287
                              -------------------------------------------------
                               B  $95  $121  $156  $272  $25   $76  $130  $272
-------------------------------------------------------------------------------
  The DowSM Target 10
   (January Series)            A  $98  $131  $174  $306  $28   $86  $147  $306
                              -------------------------------------------------
                               B  $97  $127  $166  $292  $27   $82  $140  $292
-------------------------------------------------------------------------------
  The DowSM Target 5
   (January Series)            A  $98  $131  $174  $307  $28   $87  $148  $307
                              -------------------------------------------------
                               B  $97  $127  $167  $293  $27   $82  $140  $293

--------------------------------------------------------------------------------

The above tables will assist you in understanding the costs and expenses that you will bear, directly or indirectly. These include the 1999 expenses of the underlying portfolios, except for Endeavor Janus Growth, WRL Goldman Sachs Growth,WRL Pilgrim Baxter Mid Cap Growth, WRL Salomon All Cap, WRL T. Rowe Price Dividend Growth, and WRL T. Rowe Price Small Cap and the target series subaccounts (whose expenses listed above are estimated for the first full year of operations). In addition to the expenses listed above, premium taxes may be applicable.

These examples should not be considered a representation of past or future expenses, and actual expenses may be greater or lesser than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which could be greater or less than the assumed rate.

In these examples, the $35 annual service charge is reflected as a charge of 0.0358% based on an average policy value of $97,708.00. Normally, the service charge would be waived if the premium payment, less partial withdrawals, is at least $50,000 on a policy anniversary. However, $35 has been included in these examples for illustrative purposes.

Financial Information. Condensed financial information for the mutual fund subaccounts are in Appendix A to this prospectus. The target account had not commenced operations as of December 31, 1999, therefore comparable data is not available.

1. THE ANNUITY POLICY

This prospectus describes The Endeavor Variable Annuity policy offered by AUSA Life Insurance Company, Inc.

An annuity is a policy between you, the owner, and an insurance company (in this case AUSA Life), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed on your annuity until you take money out of your annuity. After the annuity commencement date, your annuity switches to the income phase.

The policy is a flexible premium variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes.

The policy is a "flexible premium" policy because after you purchase it, you can generally make additional investments of any amount of $50 or more, until the annuity commencement date. But you are not required to make any additional investments.

The policy is a "variable" annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the mutual fund account or the target account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. The amount of annuity payments you receive during the income phase from the mutual fund account or the target account also depends upon the investment performance of your investment choices for the income phase.

The policy also contains a fixed account. The fixed account offers a one year interest rate that AUSA Life guarantees will not decrease during each one year period.

2. PURCHASE

Policy Issue Requirements

AUSA Life will not issue a policy unless:
 . AUSA Life receives all information needed to issue the policy, . AUSA Life receives a minimum initial premium payment;

 . The annuitant and any joint owner are age 84 or younger; and . You meet our underwriting standards.

Premium Payments

You should make checks for premium payments payable only to AUSA Life Insurance Company, Inc. and send them to the administrative and service office. Your check must be honored in order for AUSA Life to pay any associated payments and benefits due under the policy.

Initial Premium Requirements

The initial premium payment for nonqualified policies must be at least $5,000, and at least $1,000 for qualified policies. The initial premium payment for policies issued under section 403(b) of the Internal Revenue Code is $50. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you tell us to keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can make additional premium payments as often as you like during the lifetime of the annuitant and during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information. Additional premium payments must be received before the New York Stock Exchange closes to get same-day pricing of the additional premium payment.

Maximum Total Premium Payments

We allow premium payments up to a total of $1,000,000 without prior approval.

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payments to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate premium payment to the dollar cost averaging fixed account, you must give us instructions regarding the mutual fund subaccount(s) and/or target series subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending us written instructions. The allocation change will apply to premium payments received on or after the date we receive the change request.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of trading on the New York Stock Exchange on each business day and ends at the close of trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. eastern time. Holidays are generally not business days.

3. INVESTMENT CHOICES

The Separate Accounts

There are currently twenty-eight variable subaccounts available under the policies. There are twenty-six subaccounts of the mutual fund account and two subaccounts of the target account.

The Mutual Fund Account

The mutual fund subaccounts invest in shares of the various underlying fund portfolios. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed below. The following mutual fund investment choices are currently offered through this policy:

ENDEAVOR SERIES TRUST
Subadvised by The Dreyfus Corporation
  Dreyfus U.S. Government Securities Portfolio
  Dreyfus Small Cap Value Portfolio
Subadvised by Morgan Stanley Asset Management
  Endeavor Asset Allocation Portfolio
  Endeavor Money Market Portfolio
Subadvised by J.P. Morgan Investment Management Inc.
  Endeavor Enhanced Index Portfolio
Subadvised by Massachusetts Financial Services Company
  Endeavor High Yield Portfolio
Subadvised by Janus Capital Corporation
  Endeavor Janus Growth Portfolio
Subadvised by OpCap Advisors
  Endeavor Opportunity Value Portfolio
  Endeavor Value Equity Portfolio
Subadvised by Montgomery Asset Management, LLC
  Endeavor Select Portfolio
Subadvised by T. Rowe Price Associates, Inc.
  T. Rowe Price Equity Income Portfolio
  T. Rowe Price Growth Stock Portfolio
Subadvised by Rowe Price-Fleming International, Inc.
  T. Rowe Price International Stock Portfolio

TRANSAMERICA VARIABLE INSURANCE FUND, INC.

Managed by Transamerica Investment Management, LLC

  Transamerica VIF Growth Portfolio

VARIABLE INSURANCE PRODUCTS FUND - SERVICE CLASS 2

Managed by Fidelity Management & Research Company

  Fidelity - VIP Equity-Income Portfolio

VARIABLE INSURANCE PRODUCTS FUND II - SERVICE CLASS 2

Managed by Fidelity Management & Research Company

  Fidelity - VIP II Contrafund(R) Portfolio

VARIABLE INSURANCE PRODUCTS FUND III - SERVICE CLASS 2

Managed by Fidelity Management & Research Company

  Fidelity - VIP III Growth Opportunities Portfolio

  Fidelity - VIP III Mid Cap Portfolio

WRL SERIES FUND, INC.

Subadvised by Fred Alger Management, Inc.

  WRL Alger Aggressive Growth

Subadvised by Goldman Sachs Asset Management

  WRL Goldman Sachs Growth

Subadvised by Janus Capital Corporation

  WRL Janus Global

Subadvised by NWQ Investment Management Company, Inc.

  WRL NWQ Value Equity

Subadvised by Pilgrim Baxter & Associates, Ltd.

  WRL Pilgrim Baxter Mid Cap Growth

Subadvised by Salomon Brothers Asset Management Inc

  WRL Salomon All Cap

Subadvised by T. Rowe Price Associates, Inc.

  WRL T. Rowe Price Dividend Growth

  WRL T. Rowe Price Small Cap

The general public may not purchase shares of these underlying fund portfolios. The investment objectives and policies may be similar to other portfolios and mutual funds managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios or mutual funds.

More detailed information, including an explanation of the portfolio's investment objectives, may be found in the current prospectuses for the underlying funds, which are attached to this prospectus. You should read the prospectuses for the underlying funds carefully before you invest.

We may receive expense reimbursements or other revenues from the underlying funds or their managers. The amount of these reimbursements or revenues, if any, may be different for different funds and portfolios and may be based on the amount of assets that AUSA Life or the mutual fund account invests in the underlying fund portfolios.

We do not guarantee that any of the mutual fund subaccounts will always be available for premium payments, allocations, or transfers. See the SAI for more information concerning the possible addition, deletion or substitution of investments.

The Target Account

This section gives information on the target account, including the management and investment strategies, and policies. The following target account investment choices are currently offered through this policy:

THE TARGET ACCOUNT
Subadvised by First Trust Advisors, L.P.
  The Dow SM Target 10 (January Series)
  The Dow SM Target 5 (January Series)

General. The target account is a managed separate account and is currently divided into two target series subaccounts. There is currently The DowSM Target 10 Subaccount (January Series) and The DowSM Target 5 Subaccount (January Series). Additional target series subaccounts may be established in the future at the discretion of AUSA Life. Each target series subaccount invests according to specific investment strategies.

Under New York law, the assets of the target account are owned by AUSA Life, but they are held separately from the other assets of AUSA Life. To the extent that these assets are attributable to the policy value of the policies, these assets are not chargeable with liabilities incurred in any other business operation of AUSA Life. Income, gains, and losses incurred on the assets in a target series subaccount of the target account, whether or not realized, are credited to or charged against that target series subaccount without regard to other income, gains or losses of any other account or subaccount of AUSA Life.

Each target series subaccount operates as a separate investment fund. Therefore, the investment performance of any target series subaccount should be entirely independent of the investment performance of AUSA Life's general account assets or any other account or subaccount maintained by AUSA Life.

Management of the Target Account. The investments and administration of each target series subaccount are under the direction of a Board of Managers. The Board of Managers for each target series subaccount annually selects an independent public accountant, reviews the terms of the management and investment advisory agreements, recommends any changes in the fundamental investment policies, and takes any other actions necessary in connection with the operation and management of the target series subaccounts.

Endeavor Management Co., an investment adviser registered with the SEC under the Investment Advisers Act of 1940, and an affiliate of AUSA Life, is the target account's manager. The manager performs administerial and managerial functions for the target account. First Trust Advisors L.P., an Illinois limited partnership formed in 1991, and an investment adviser registered with the SEC under the Investment Advisers Act of 1940, is the target account's investment adviser. The adviser is responsible for selecting the investments of each target series subaccount consistent with the investment objectives and policies of that target series subaccount, and will conduct securities trading for the target series subaccount. The manager has the ultimate responsibility to oversee the adviser and recommend its hiring, termination and replacement.

Portfolio Manager. There is no one individual primarily responsible for portfolio management decisions for the target account. Investments are made according to the prescribed strategy under the direction of a committee.

Investment Strategy. Each of The Dow SM Target 10 Subaccounts will invest in the common stock of the ten companies in the DJIA that have the highest dividend yield as of a specified business day and hold those stocks for the following 12-month period.

Each of The Dow SM Target 5 Subaccounts will invest in the common stock of the five companies with the lowest per share stock price of the ten companies in the DJIA that have the highest dividend yield as of a specified business day and hold those stocks for the following 12-month period. The objective of each target series subaccount is to provide an above-average total return through a combination of dividend income and capital appreciation. Each target series subaccount will function in a similar manner. Each target series subaccount will initially invest in substantially equal amounts in the common stock of the companies described above for each target series subaccount (as held in a target series subaccount, such common stock is referred to as the common shares) determined as of the initial stock selection date.

Each target series subaccount may have different investment series running simultaneously for different 12-month periods. For example, within The Dow SM Target 10 Subaccount there may be more than one series, each with a different initial stock selection date. At the initial stock selection date, a percentage relationship among the number of common shares in a series will be established.

There are currently two target series subaccounts. There are The Dow SM Target 10 Subaccount (January Series) and The Dow SM Target 5 Subaccount (January Series), each with an initial stock selection date of December 31, 1999.

The target account may determine to offer additional target series subaccounts in the future, which may have different selection criteria or stock selection dates (or both).

When additional funds are deposited into the series, additional common shares will be purchased in such numbers reflecting as nearly as practicable the percentage relationship of the number of common shares established at the initial purchase. Sales of common shares by the series will likewise attempt to replicate the percentage relationship of common shares. The percentage relationship among the number of common shares in the series should therefore remain stable. However, given the fact that the market price of such common shares will vary throughout the year, the value of the common shares of each of the companies as compared to the total assets of the series will fluctuate during the year, above and below the proportion established on a stock selection date.

As of the annual stock selection date, a new percentage relationship will be established among the number of common shares described below for each series on such date. Common shares may be sold or new shares bought each year so that the series is equally invested in the common stock of each company meeting the series' investment criteria. Thus the series may or may not hold shares of the same companies as the previous year. Any purchase or sale of additional common shares during the year will duplicate, as nearly as practicable, the percentage relationship among the number of common shares as of the annual stock selection date since the relationship among the value of the common shares on the date of any subsequent transactions may be different than the original relationship among their value. The adviser may depart from the specified strategy to meet tax diversification requirements. (See Section 6, "TAXES--Diversification and Distribution Requirements").

The Dow SM Target 10 Subaccount and The Dow SM Target 5 Subaccount have not been designed so that their prices will parallel or correlate with movements in the DJIA. It is expected that their prices will not do so.

An investment in a target series subaccount is an investment in a portfolio of equity securities with high dividend yields in one convenient purchase. Investing in the stocks of the DJIA with the highest dividend yields amounts to a contrarian strategy because these shares are often out of favor. Such strategy may be effective in achieving a target series subaccount's investment objectives because regular dividends are common for established companies and dividends have accounted for a substantial portion of the total return on stocks of the DJIA as a group. However, there is no guarantee that either a target series subaccount's objective will be achieved or that a target series subaccount will provide for capital appreciation in excess of such target series subaccount's expenses.

Each target series subaccount may also invest in futures and options, hold warrants, and lend its common shares.

The Dow Jones Industrial AverageSM. The DJIA consists of 30 stocks. The stocks are chosen by the editors of The Wall Street Journal as representative of the broad market and of American industry. The companies are major factors in their industries and their stocks are widely held by individuals and institutional investors. Changes in the components of the DJIA are made entirely by the editors of The Wall Street Journal without consultation with the companies, the New York Stock Exchange or any official agency. For the sake of continuity, changes are made rarely. Most substitutions have been the result of mergers, but from time to time, changes may be made. The components of the DJIA may be changed at any time, for any reason. Any changes in the components of the DJIA made after the initial stock selection date of any series will not cause a change in the identity of the common shares included in that series, including any equity securities deposited in that series, except on an annual stock selection date. The following is a list of the companies that comprise the DJIA as of March 23, 2000.

ALCOA Inc.
American Express Company
AT&T Corporation
Boeing Company
Caterpillar Inc.

Citigroup Inc.
Coca Cola Company
Walt Disney Company
E.I. du Pont de Nemours & Company
Eastman Kodak Company
Exxon Mobil Corporation
General Electric Company
General Motors Corporation
Hewlett Packard Company

Home Depot Inc.

Honeywell International

Intel Corporation
International Business Machines Corporation
International Paper Company
Johnson & Johnson
J.P. Morgan & Company, Inc.
McDonald's Corporation
Merck & Company, Inc.

Microsoft Corporation
Minnesota Mining & Manufacturing Company
Philip Morris Companies, Inc.
Procter & Gamble Company

S B C Communications Inc.
United Technologies Corporation
Wal-Mart Stores Inc.

The target account is not sponsored, endorsed, sold or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to the owners of the target account or any member of the public regarding the advisability of purchasing the target account. Dow Jones' only relationship to First Trust Advisors, Endeavor and AUSA Life is the licensing of certain copyrights, trademarks, service marks and service names of Dow Jones. Dow Jones has no obligation to take the needs of First Trust Advisors, Endeavor, AUSA Life or the owners of the target account into consideration in determining, composing or calculating the Dow Jones Industrial AverageSM. Dow Jones is not responsible for and has not participated in the determination of the terms and conditions of the target account to be issued, including the pricing or the amount payable under the policy. Dow Jones has no obligation or liability in connection with the administration or marketing of the target account.

Dow Jones does not guarantee the accuracy and/or the completeness of the Dow Jones Industrial AverageSM or any data included therein and Dow Jones shall have no liability for any errors, omission, or interruptions therein. Dow Jones makes no warranty, express or implied, as to results to be obtained by First Trust Advisors, Endeavor, AUSA Life, owners of the target account or any other person or entity from the use of the Dow Jones Industrial AverageSM or any data included therein. Dow Jones makes no express or implied warranties, and expressly disclaims all warranties, of merchantability or fitness for a particular purpose or use with respect to the Dow Jones Industrial AverageSM or any data included therein. Without limiting any of the foregoing, in no event shall Dow Jones have any liability for any lost profits or indirect, punitive, special or consequential damages (including lost profits), even if notified of the possibility of such damages.

Investment Risks. There is no assurance that any target series subaccount will achieve its stated objective. More detailed information, including a description of each target series subaccount's investment objective and policies and a description of risks involved in investing in each of the target series subaccounts and of each target series subaccount's fees and expenses is contained in the SAI. You should read the SAI carefully before investing in a target series subaccount.

Each subaccount consists of different issues of equity securities, all of which are listed on a securities exchange. In addition, each of the companies whose equity securities are included in a subaccount are actively traded, well-established corporations.

Common shares may be sold under certain circumstances. Common shares, however, will not be sold by a target series subaccount to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation, or if the common shares no longer meet the criteria by which they were selected. However, common shares will be sold on or about each annual stock selection date in accordance with the adviser's stock selection strategy.

Even though the common shares are listed on a securities exchange, the principal trading market for the common shares may be in the over-the-counter market. As a result, the existence of a liquid trading market for the common shares may depend on whether dealers will make a market in the common shares. There can be no guarantee that a market will be made for any of the common shares, that any market for the common shares will be maintained or that there will be sufficient liquidity of the common shares in any markets made. The price at which the common shares may be sold to meet transfers, partial withdrawals or surrenders and the value of a target series subaccount will be adversely affected if trading markets for the common shares are limited or absent.

Investors should consider the following before making a decision to invest in a target series subaccount:

 . The value of the common shares will fluctuate over the life of a target series subaccount and may be more or less than the price at which they were purchased by such target series subaccount.
 . The common shares may appreciate or depreciate in value (or pay dividends) depending on the full range of economic and market influences affecting these securities, including the impact of the target series subaccounts' purchase and sale of the common shares and other factors.
 . Transfers between the target account investment portfolios during the 12-month period from stock selection date to stock selection date run counter to the investment strategy of the target account investment portfolios, namely holding the applicable stocks for a 12-month period, and may adversely impact your investment performance. Similarly, using dollar cost averaging and asset rebalancing for the target account investment portfolios also runs counter to their investment strategies.

 . The investment policies of each target series subaccount are narrow and innovative, and the Internal Revenue Service has not addressed them. If you are deemed to have investment control of the assets in a target series subaccount, then you could be treated as the owner of those assets. If so, income and gains from the subaccount's assets would be includable (pro rata) in your taxable income each year.

You should understand the risks of investing in common stocks before making an investment in a target series subaccount. In general, the value of your investment will fall if the financial condition of the issuers of the common stocks becomes impaired or if the general condition of the relevant stock market worsens. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including:
 . expectations regarding government, economic, monetary and fiscal policies; . inflation and interest rates;
 . economic expansion or contraction; and . global or regional political, economic or banking crises.

At times, due to the objective nature of the investment selection criteria, target series subaccounts may be considered concentrated in various industries. AUSA Life cannot predict the direction or scope of any of these factors.

Generally, common stocks do not receive payments until all obligations of the issuer have been paid. Unlike debt securities, common stocks do not offer any assurance of income or provide guaranteed protection of capital.

An investment in The DowSM Target 5 Subaccount may subject you to greater market risk than other target series subaccounts that contain a more diversified portfolio of securities since it contains only five stocks.

No target series subaccount is actively managed and common shares will not be sold to take advantage of market fluctuations or changes in anticipated rates of appreciation.

Please note that each strategy has previously under-performed the DJIA.

Neither AUSA Life, nor the manager, shall not be liable in any way for any default, failure or defect in any common share.

Legislation. Legislation may be enacted at any time that could negatively affect the common shares in the target series subaccounts or the issuers of the common shares. Changing approaches to regulation, particularly with respect to the environment or with respect to the petroleum industry, may have a negative impact on certain companies represented in the target series subaccounts. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the target series subaccounts or will not impair the ability of the issuers of the common shares to achieve their business goals.

Portfolio Turnover. It is anticipated that each target series subaccount's annual rate of portfolio turnover normally will not exceed 100%. Portfolio turnover for each target series subaccount will vary from year to year, and depending on market conditions, the portfolio turnover rate could be greater in periods of unusual market movement. A higher turnover rate would result in heavier brokerage commissions or other transactional expenses which must be borne, directly or indirectly by each target series subaccount, and ultimately by you.

Brokerage Enhancement Plan. The target account has adopted, but is not currently participating in, a Brokerage Enhancement Plan (the "Plan") for each of its subaccounts in accordance with the substantive provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses available brokerage commissions to promote the sale and distribution of interests in the subaccount's shares. Under the Plan, the target account is using recaptured commissions to pay for distribution expenses. Except for recaptured commissions (unlike asset based charges imposed by many mutual funds for sales expenses) the subaccounts do not incur any asset based or additional fees or charges under the Plan.

Under the Plan, the manager is authorized to direct investment advisers to use certain broker/dealers for securities transactions. (The duty of best price and execution still applies to these transactions.) These broker/dealers have agreed to give a percentage of their commission from the sale and purchase of securities to Transamerica Capital, Inc., the target account's distributor and an affiliate of AUSA Life.

Transamerica Capital, Inc. will not make any profit from participating in the Plan. It is obligated to use any money given to it under the Plan for distribution expenses (other than a minimal amount to defray its legal and administrative costs). The rest will be spent on activities that are meant to result in the sale of the policies, including:
 .  holding or participating in seminars and sales meetings promoting the subaccounts;
 .  paying marketing fees requested by broker/dealers who sell policies;
 .  training sales personnel;
 .  compensating broker/dealers and/or registered representatives in connection with the allocation of cash values and premiums to the target account;
 .  printing and mailing prospectuses, statements of additional information and reports to prospective owners; and
 .  creating and mailing advertising and sales literature.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of AUSA Life's general account. Interests in the general account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. AUSA Life has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus which relate to the fixed account.

We guarantee that the interest credited to the fixed account will not be less than 3% per year. At the end of a guaranteed period option, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

If you select the fixed account, your money will be placed with the other general assets of AUSA Life. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of annuity payments you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

Transfers

During the accumulation phase, you may make transfers to or from any mutual fund subaccount, target series subaccount, or the fixed account as often as you wish within certain limitations.

Transfers from the guaranteed period option of the fixed account are limited as follows:

 . Within 30 days prior to the end of the guaranteed period you must notify us that you wish to transfer the amount in that guaranteed period option to another investment choice.
 . Transfers of amounts equal to interest credited in the one year guaranteed period option may be made to any subaccount prior to the end of the guaranteed period on a monthly, quarterly, semi-annual or annual basis. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.
 . Transfers of other amounts from the one year guaranteed period option prior to the end of the guaranteed period option are limited to 25% of the policy value in that guaranteed period option, less any previous transfer during the current policy year.

There are no transfers permitted out of the dollar cost averaging fixed account option except through the dollar cost averaging program.

Each transfer must be at least $500, or the entire mutual fund subaccount, target series subaccount, or guaranteed period option policy value. If less than $500 remains, then we reserve the right to either deny the transfer or include that amount in the transfer.

During the income phase of your policy, you may transfer values out of any mutual fund subaccount or target series subaccount up to four times per year. However, you cannot transfer values out of the fixed account in this phase. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the mutual fund subaccount or target series subaccount from which the transfer is being made.

Currently, there is no charge for transfers and no limit on the number of transfers during the accumulation phase. However, in the future, the number of transfers permitted may be limited and a $10 charge per transfer may apply. We reserve the right to prohibit transfers to the fixed account if we are crediting an effective annual interest rate of 3.0% (the guaranteed minimum).

The policy you are purchasing was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to an underlying fund portfolio. We reserve the right to reject any premium payment or transfer request from any person, if, in our judgment, an underlying fund portfolio would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise be potentially adversely affected or if an underlying portfolio would reject our purchase order.

4. PERFORMANCE

AUSA Life periodically advertises performance of the various subaccounts. We may disclose at least four different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes or surrender charges. The deduction of any applicable premium taxes or surrender charges would reduce the percentage increase or make greater any percentage decrease.

Second, any advertisement will also include total return figures, which reflect the deduction of the mortality and expense risk fees, administrative charges and surrender charges.

Third, for the mutual fund subaccounts, for periods starting prior to the date the policies were first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the mutual fund account.

Fourth, in addition, for the mutual fund subaccounts, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the mutual fund account.

We also may, from time to time, include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include, comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Appendix B contains performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and future results will not be the same as the results shown.

Additional performance information regarding the target series subaccount is in Appendix B and in the SAI.

5. EXPENSES

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Surrender Charges

During the accumulation phase, you can withdraw part or all of the cash value (restrictions may apply to qualified policies). Cash value is the policy value decreased by any applicable surrender charge, service charge, and premium tax charge. After the first year, you can withdraw up to 10% of your policy value once each year free of surrender charges. This amount is referred to as the free percentage and is determined at the time of the withdrawal. If you withdraw money in excess of 10% of your policy value, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount. (The free percentage is not cumulative, so not withdrawing anything in one year does not increase the free percentage for subsequent years.) The following schedule shows the surrender charges that apply during the seven years following each premium payment:

                                                            Surrender Charge
                                                           (as a percentage of
 Number of Years Since                                       premium payment
 Premium Payment Date                                          withdrawn)
------------------------------------------------------------------------------
         0 - 1                                                      7%
         1 - 2                                                      6%
         2 - 3                                                      5%
         3 - 4                                                      4%
         4 - 5                                                      3%
         5 - 6                                                      2%
         6 - 7                                                      1%
       7 or more                                                    0%

For example, assume your policy value is $100,000 at the beginning of policy year 2 and you withdraw $30,000. Since that amount is more than your free percentage, you would pay a surrender charge of $1,200 on the remaining $20,000 (6% of $30,000--$10,000).

You will receive the full amount of a requested partial withdrawal because we deduct any applicable surrender charge from your remaining value. You receive your cash value upon full surrender. For surrender charge purposes, the oldest premium is considered to be withdrawn first.

Keep in mind that withdrawals may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, withdrawals are considered to come from earnings first.

Mortality and Expense Risk Fee

We charge a fee as compensation for bearing certain mortality and expense risks under the policy. Examples include a guarantee of annuity rates, the death benefits, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. For the Annual Step-Up Death Benefit, the mortality and expense risk fee is at an annual rate of 1.40% of assets for the first seven policy years and 1.25% of assets thereafter. For the Return of Premium Death Benefit the mortality and expense risk fee is at an annual rate of 1.25% of assets for the first seven policy years and 1.10% thereafter. This annual fee is assessed daily based on the net asset value of each mutual fund subaccount and target series subaccount.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Administrative Charges

We deduct an administrative charge to cover the costs of administering the policies. This charge is at an annual rate of 0.15% of the daily net asset value of the mutual fund account and the target account.

In addition, an annual service charge of the lesser of $35 or 2% of the policy value is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premium(s), less all partial withdrawals, is at least $50,000.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct a charge for the total amount of premium taxes, if any, from the policy value when:
 .  you elect to begin receiving annuity payments;
 .  you surrender the policy; or
 . you die and a death benefit is paid (you must also be the annuitant for the death benefit to be paid).

Generally, premium taxes range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Transfer Fee

You are allowed to make 12 free transfers per year before the annuity commencement date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium payments, asset rebalancing and dollar cost averaging transfers are not considered transfers. All transfer requests made at the same time are treated as a single request.

Portfolio Management Fees

The value of the assets in each mutual fund subaccount will reflect the fees and expenses paid by the underlying fund. A description of these expenses is found in the prospectuses for the underlying funds.

Target Account Fees

For its services to the target account, the manager is paid a fee of 0.75% of the average daily net assets of each target series subaccount. For the adviser's services to the target account, the manager pays the adviser a fee equal to 0.35% of the average daily net assets of each target series subaccount.

In addition to the management fees, the target account pays all expenses not assumed by the manager, including, without limitation, the following:
 .  legal expenses;
 .  accounting and auditing services;
 .  interest;
 .  taxes;
 .  costs of printing and distributing reports to shareholders;
 .  proxy materials and prospectuses;
 .  custodian, transfer agent and dividend disbursing agent charges;
 .  registration fees;
 .  fees and expenses of the Board of Managers who are not affiliated persons of the manager or an adviser;
 .  insurance;
 .  brokerage costs;
 .  litigation; and
 .  other extraordinary or nonrecurring expenses.

All general target account expenses are allocated among and charged to the assets of the target series subaccounts on a basis that the Board of Managers deems fair and equitable. This may be on the basis of relative net assets of each target series subaccount or the nature of the services performed and relative applicability to each target series subaccount.

6. ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in several ways:

 .  by making a withdrawal (either a complete or partial withdrawal); or

 .  by taking systematic payouts.

Surrenders

If you want to make a complete withdrawal, you will receive the cash value of your policy.

If you want to take a partial withdrawal, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the withdrawal from each of the investment choices in proportion to the policy value.

After one year, you may take out up to 10% of your policy value free of surrender charges once each year. Remember that any withdrawal you take will reduce the policy value, and might reduce the amount of the death benefit. See
Section 8, Death Benefit, for more details.

Withdrawals may be subject to a surrender charge. Income taxes, federal tax penalties and certain restrictions may apply to any withdrawals you make.

Withdrawals from qualified policies may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other withdrawals, either complete or partial.

Delay of Payment and Transfers

Payment of any amount due from the mutual fund account or target account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven business days from the date AUSA Life receives all required information. AUSA Life may defer such payment from the mutual fund account and target account if:
 .  the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
 .  an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
 .  the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the mutual fund subaccounts and target series subaccounts may be deferred under these circumstances.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium check has cleared your bank.

7. ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us 30 days written notice before the current annuity commencement date. The new annuity commencement date must be at least 30 days after we receive notice of the change. The latest annuity commencement date generally cannot be after the policy month following the month in which the annuitant attains age 90.

Election of Annuity Payment Option. Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the beneficiary may elect to receive the death benefit in a lump sum or under one of the annuity payment options (unless you become the new annuitant).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant's death, the beneficiary will receive any remaining guaranteed payments.

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

Annuity Payment Options

The policy provides five annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your policy value to provide these annuity payments. If the policy value on the annuity commencement date is less than $2,000, AUSA Life reserves the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

Unless you choose to receive variable payments under annuity payment options 3 or 5, the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments under payment options 3 and 5. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the mutual fund subaccount(s) and/or target series subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance is lower than the assumed investment return, the amount of the variable annuity payments would decrease.

A charge for premium taxes may be made when annuity payments begin.

The annuity payment options are explained below. Options 1, 2, and 4 are fixed only. Options 3 and 5 can be fixed or variable.

Payment Option 1--Interest Payments. We will pay the interest on the amount we use to provide annuity payments in equal payments or this amount may be left to accumulate for a period of time you and AUSA Life agree to. You and AUSA Life will agree on withdrawal rights when you elect this option.

Payment Option 2--Income for a Specified Period. We will make level payments only for the fixed period you choose. No funds will remain at the end.

Payment Option 3--Life Income. You may choose between:
Fixed Payments
 .  No Period Certain--We will make level payments only during the annuitant's lifetime.
 .  10 Years Certain--We will make level payments for the longer of the annuitant's lifetime or ten years.
 . Guaranteed Return of Policy Proceeds--We will make level payments for the longer of the annuitant's lifetime or until the total dollar amount of payments we made to you equals the amount applied to this option.
Variable Payments
 .  No Period Certain--Payments will be made only during the lifetime of the annuitant.
 . 10 Years Certain--Payments will be made for the longer of the annuitant's lifetime or ten years.

Payment Option 4--Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

Payment Option 5--Joint and Survivor Annuity. You may choose between:
Fixed Payments

 . Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.
Variable Payments

 . Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Other annuity payment options may be arranged by agreement with AUSA Life.

NOTE CAREFULLY:

IF:
 .  you choose Life Income with No Period Certain or a Joint and Survivor
   Annuity; and

 .  the annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;
THEN:

 .  we may make only one (two, three, etc.) annuity payments.

IF:
 .  you choose Income for a Specified Period, Life Income with 10 years Certain,
   Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
 .  the person receiving payments dies prior to the end of the guaranteed period;
THEN:
 . the remaining guaranteed payments will be continued to that person's beneficiary, or their present value may be paid in a single sum.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving payments is responsible for keeping AUSA Life informed of their current address.

8. DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies before the accumulation phase and the annuitant was also an owner. (If the annuitant was not an owner, a death benefit may or may not be paid. See below). The beneficiary may choose an annuity payment option, or may choose to receive a lump sum.

When We Pay A Death Benefit

Before the Annuity Commencement Date
We will pay a death benefit to your beneficiary IF:
 . you are both the annuitant and an owner of the policy; and . you die before the annuity commencement date.

If the only beneficiary is your surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit. All future surrender charges will be waived.

We will also pay a death benefit to your beneficiary IF:
 .  you are not the annuitant; and
 . the annuitant dies before the annuity commencement date; and . you specifically requested that the death benefit be paid upon the annuitant's death.

Distribution requirements apply to the policy value upon the death of any owner. These requirements are detailed in the SAI.

After the Annuity Commencement Date
The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:
 .  you are not the annuitant; and
 . you die on or after the annuity commencement date; and . the entire interest in the policy has not been paid;
THEN:
 . the remaining portion of such interest in the policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

When We Do Not Pay A Death Benefit

No death benefit is paid in the following cases:
IF:
 .  you are not the annuitant; and
 . the annuitant dies prior to the annuity commencement date; and . you did not specifically request that the death benefit be paid upon the annuitant's death;
THEN:
 .  you will become the new annuitant and the policy will continue.

IF:
 .  you are not the annuitant; and
 .  you die prior to the annuity commencement date;
THEN:

 . the new owner (unless it is a spouse) must generally surrender the policy within five years of your death for the policy value.

Note carefully. If the owner does not name a contingent owner, the owner's estate will become the new owner. If no probate estate is opened (because, for example, the owner has precluded the opening of a probate estate by means of a trust or other instrument), and AUSA Life has not received written notice of the trust as a successor owner signed prior to the owner's death, then that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by AUSA Life.

Amount of Death Benefit

The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option you chose when you bought the policy. The death benefit will be the greater of:
 . the policy value on the date we receive the required information; or . the guaranteed minimum death benefit (discussed below), plus premium payments, less partial withdrawals from the date of death to the date the death benefit is paid.

Guaranteed Minimum Death Benefit

On the policy application, you generally may choose one of the following two guaranteed minimum death benefit options listed below.

After the policy is issued, you cannot make an election and the death benefit cannot be changed.

A.Annual Step-Up Death Benefit

  The Annual Step-Up Death Benefit is:
  . the largest policy value on the date of issue or on any policy anniversary prior to the earlier of the date of death or the owner's 81st birthday; plus
  . premium payments less any partial withdrawals taken, subsequent to the date of the policy anniversary with the largest policy value.

  The Annual Step-Up Death Benefit is not available if the owner or annuitant is 81 or older on the policy date.

B.Return of Premium Death Benefit

  The Return of Premium Death Benefit is:
  .  total premium payments; less
  .  any partial withdrawals (discussed below) as of the date of death.

  The Return of Premium Death Benefit will be in effect if you do not choose one of the options on the policy application.

IF, under both death benefit options:
 .  the surviving spouse elects to continue the policy instead of receiving the death benefit; and
 .  the guaranteed minimum death benefit is greater than the policy value;
THEN:
 . we will increase the policy value to be equal to the guaranteed minimum death benefit. This increase is made only at the time the surviving spouse elects to continue the policy.

Adjusted Partial Withdrawal

When you request a partial withdrawal, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the amount of your withdrawal request. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total premium payments. We have included an explanation of this adjustment in the SAI.

9. TAXES

NOTE: AUSA Life has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. AUSA Life has included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules provide that generally you will not be taxed on the earnings, if any, on the money held in your annuity policy until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of policy--qualified or nonqualified (discussed below).

You will not be taxed on increases in the value of your policy until a distribution occurs--either as a withdrawal or as annuity payments.

When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes.

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following plans:
 . Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the contract. A Roth IRA also allows individuals to make contributions to the contract, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.
 . Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the contract on a pre-tax basis.
 . Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the contract on a pre-tax basis.
 . Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the contract.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Withdrawals--Qualified Policies

The information herein describing the taxation of nonqualified policies does not apply to qualified policies.

There are special rules that govern with respect to qualified policies. Generally, these rules restrict:
 . the amount that can be contributed to the policy during any year; and . the time when amounts can be paid from the policies.

In addition, a penalty tax may be assessed on amounts withdrawn from the policy prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policies. We have provided more information in the SAI.

You should consult your legal counsel or tax adviser if you are considering purchasing a policy for use with any retirement plan.

Withdrawals--403(b) Policies

The Internal Revenue Code limits withdrawal from certain 403(b) policies. Withdrawals can generally only be made when an owner:

 .  reaches age 59 1/2
 .  leaves his/her job;
 .  dies;
 .  becomes disabled (as that term is defined in the Internal Revenue Code); or

 . declares hardship. However, in the case of hardship, the owner can only withdraw the premium payments and not any earnings.

Tax Status of the Policy

The following discussion is based on the assumption that the policy is a nonqualified policy that qualifies as an annuity contract for federal income tax purposes.

Diversification Requirements. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. (S)1.817-5) apply a diversification requirement to each of the mutual fund subaccounts and the target series subaccounts. The mutual fund account, through its underlying funds and their portfolios, and the target account, through its subaccounts, intends to comply with the diversification requirements of the Treasury. AUSA Life has entered into agreements with each underlying fund which requires the portfolios to be operated in compliance with the Treasury regulations. AUSA Life has entered into an agreement with First Trust Advisers, L.P., the subadviser of the target account, which requires the target series subaccounts to be operated in compliance with the Treasury regulations. The subadviser reserves the right to depart from either target series subaccount's investment strategy in order to meet these diversification requirements.

Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the mutual fund account used to support their contracts. In those circumstances, income and gains from the mutual fund account assets would be includable in the variable annuity contract owner's gross income.

The ownership rights under the contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that contract owners were not owners of mutual fund account assets. For example, you have the choice of one or more subaccounts in which to allocate premiums and policy values, and may be able to transfer among these accounts more frequently than in such rulings. Moreover, the investment strategies for the target subaccounts are narrow and innovative and have not been addressed by the IRS. These differences could result in you being treated as the owner of the assets of the mutual fund account or the target account. AUSA Life reserves the right to modify the policies as necessary to attempt to prevent you from being considered the owner of a pro rata share of the assets of the mutual fund account or target account.

Distribution Requirements. The policy must meet certain distribution requirements at the death of an owner in order to be treated as an annuity policy. These distribution requirements are discussed in the SAI. AUSA Life may modify the policy to attempt to maintain favorable tax treatment.

Withdrawals--Nonqualified Policies

If you make a withdrawal from your policy before the annuity commencement date, the Internal Revenue Code treats that withdrawal as first coming from earnings and then from your premium payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. Different rules apply for annuity payments. See "Annuity Payments" below.

The Internal Revenue Code also provides that withdrawn earnings may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some withdrawals will be exempt from the penalty. They include any amounts:
 .  paid on or after the taxpayer reaches age 59 1/2;

 .  paid after an owner dies;
 . paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);

 .  paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
 .  paid under an immediate annuity; or
 .  which come from premium payments made prior to August 14, 1982.

All deferred nonqualified annuity policies that are issued by AUSA Life (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of an owner or the annuitant . Generally, such amounts are includable in the income of the recipient:
 .  if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or
 . if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

For these purposes, the "investment in the contract" is not affected by the owner's or annuitant's death. That is, the "investment in the contract" remains generally the total premium payments (less amounts received which were not includable in gross income).

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:
 . Fixed payments--by dividing the "investment in the contract" on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.
 . Variable payments--by dividing the "investment in the contract" on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If you select more than one annuity payment option, special rules govern the allocation of the policy's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the "investment in the contract" as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for your last taxable year.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. You should consult a tax adviser with respect to legal developments and their effect on the policy.

10. ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular payments from your policy by using the systematic payout option. Under this option, you can receive up to 10% (annually) of the policy value free of surrender charges. Payments can be made monthly, quarterly, semi-annually, or annually. Each payment must be at least $50. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account. There is no charge for this benefit.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically transfer money from the dollar cost averaging fixed account option, the Endeavor Money Market Subaccount, or the Dreyfus U.S. Government Securities Subaccount, into any other mutual fund subaccounts and/or target series subaccounts. There is no charge for this program.

Complete and clear instructions must be received before a dollar cost averaging program will begin. The instructions must include:

 . the subaccounts into which money from the dollar cost averaging fixed account (or other subaccount(s) used for dollar cost averaging) is to be transferred; and

 . either the dollar amount to transfer monthly or quarterly (each transfer must be at least $500) or the number of transfers (minimum of 6 monthly or 4 quarterly and maximum of 24 monthly or 8 quarterly).

Transfers must begin within 30 days. We will make the transfers on the 28th day of the applicable month. You may change your allocations at anytime.

Only one dollar cost averaging program can run at one time. This means that any addition to a dollar cost averaging program must change either the length of the program or the dollar amount of the transfers. New instructions must be received each time there is an addition to a dollar cost averaging program.

Any amount in the dollar cost averaging fixed account (or other subaccount(s) used for dollar cost averaging) for which we have not received complete and clear instructions will remain in the dollar cost averaging fixed account (or other such subaccount) until we receive the instructions. If we have not received complete and clear instructions within 30 days, the interest credited in the dollar cost averaging fixed account may be adjusted downward, but not below the guaranteed effective annual interest rate of 3%.

Dollar cost averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high. It does not guarantee profits or assure that you will not experience a loss. You should consider your ability to continue the dollar cost averaging program during all economic conditions.

We may credit different interest rates for dollar cost averaging programs of varying time periods. If you discontinue the dollar cost averaging program before its completion, then the interest credited on amounts in the dollar cost averaging fixed account may be adjusted downward, but not below the minimum guaranteed effective annual interest rate of 3%.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your mutual fund subaccounts or target series subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the dollar cost averaging program or if any other transfer is requested. If you request a transfer, we will honor the requested transfer and discontinue asset rebalancing. New instructions are required to start asset rebalancing. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

11. OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing. An ownership change may be a taxable event.

Assignment

You can also assign the policy any time during your lifetime. AUSA Life will not be bound by the assignment until we receive written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the policy before we receive notice of the assignment. There may be limitations on your ability to assign a policy. An assignment may have tax consequences.

AUSA Life Insurance Company, Inc.

AUSA Life Insurance Company, Inc. was incorporated under the laws of the State of New York on October 3, 1947. It is engaged in the sale of life and health insurance and annuity policies. AUSA Life is a Transamerica Company and a wholly--owned indirect subsidiary of AEGON USA, Inc., which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non--insurance financial services. All of the stock of AEGON USA, Inc. is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. AUSA Life is licensed in the District of Columbia, and in all states except Hawaii.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of AUSA Life.

The Mutual Fund Account

AUSA Life established a mutual fund account, called the AUSA Endeavor Variable Annuity Account, under the laws of the State of New York on September 27, 1994. The mutual fund account receives and currently invests the premium payments that are allocated to it for investment in shares of the underlying mutual fund portfolios. The mutual fund account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the mutual fund account or AUSA Life. Income, gains and losses, whether or not realized from assets allocated to the mutual fund account, are in accordance with the policies, credited to or charged against the mutual fund account without regard to AUSA Life's other income, gains or losses.

The assets of the mutual fund account are held in AUSA Life's name on behalf of the mutual fund account and belong to AUSA Life. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business AUSA Life may conduct. The mutual fund account includes other subaccounts that are not available under these policies.

The Target Account

AUSA Life established the AUSA Endeavor Target Account under the laws of the state of New York on March 24, 1998. The target account is registered with the SEC under the 1940 Act as an open-end management investment company and meets the definition of a separate account under federal securities laws. However, the SEC does not supervise the management or the investment practices or policies of the target account or AUSA Life.

The DowSM Target 10 Subaccount (January Series) and the DowSM Target 5 Subaccount (January Series) are non-diversified target series subaccounts of the target account.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular mutual fund subaccount, please read the prospectuses for the underlying funds. The underlying funds are not limited to selling their shares to this mutual fund account and can accept investments from any separate account or qualified retirement plan of an insurance company. Since the portfolios of the underlying funds are available to registered separate accounts offering variable annuity products of AUSA Life, as well as variable annuity and variable life products of other insurance companies, there is a possibility that a material conflict may arise between the interests of this mutual fund account and one or more of the other accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including AUSA Life, agree to take any necessary steps to resolve the matter. This includes removing their mutual fund accounts from the underlying funds. See the underlying funds' prospectuses for more details.

Reinstatements

You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also request us to reinstate your policy after such a transfer by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then-current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

Mutual Fund Account. AUSA Life will vote all shares of the underlying funds in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Target Account. You (or the person receiving annuity payments) can vote on certain matters with respect to the target series subaccounts you have an interest in. Such matters include:

 .  changes in the management agreement;
 .  changes in the fundamental investment policies;
 . any other matter requiring a vote of persons holding voting interests; and . matters pursuant to the requirements of Rules 12b-1 and 18f-2 of the
   Investment Company Act of 1940.

In response to an exemptive application filed by the manager, the SEC has issued an exemptive order that will permit the manager, subject to certain conditions, and without the approval of owners who have an interest in a target series subaccount to: (a) employ a new unaffiliated investment adviser for a target series subaccount pursuant to the terms of a new investment advisory agreement, in each case either as a replacement for an existing investment adviser or as an additional investment adviser; (b) change the terms of any investment advisory agreement; and (c) continue the employment of an existing investment adviser on the same advisory contract terms where a contract has been assigned because of a change in control of the investment adviser. In such circumstances, owners who have an interest in a target series subaccount would receive notice of such action, including the information concerning the investment adviser that normally is provided in a proxy statement. The exemptive order also permits disclosure of fees paid to multiple unaffiliated investment advisers on an aggregate basis only.

On certain matters, each target series subaccount may vote separately. Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate target series subaccount.

Distributor of the Policies

AFSG Securities Corporation is the principal underwriter of the policies. Like AUSA Life, it is a Transamerica Company and an indirect wholly-owned subsidiary of AEGON USA, Inc. It is located at 4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001. AFSG Securities

Corporation is registered as a broker/dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc.

Commissions of up to 6% of premium payments will be paid to broker/dealers who sell the policies under agreements with AFSG Securities Corporation. These commissions are not deducted from premium payments. In addition, certain production, persistency and managerial bonuses may be paid. AUSA Life may also pay compensation to financial institutions for their services in connection with the sale and servicing of the policies.

Variations in Policy Provisions

Certain provisions of the policies may vary from the descriptions in this prospectus in order to comply with different state laws. See your policy for variations since any such state variations will be included in your policy or in riders or endorsements attached to your policy.

IMSA

AUSA Life is a member of the Insurance Marketplace Standards Association
(IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes ethical standards in the sales and advertising of individual life insurance and annuity products. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards.

Legal Proceedings

There are no legal proceedings to which the mutual fund account or target account is a party or to which the assets of the account are subject. AUSA Life, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, AUSA Life believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the mutual fund account, target account or AUSA Life.

Financial Statements

The financial statements of AUSA Life and the mutual fund subaccounts are included in the SAI. There are no financial statements for the target series subaccounts because the target account had not commenced operations as of December 31, 1999.

TABLE OF CONTENTS OF THE STATEMENT
OF ADDITIONAL INFORMATION

Glossary of Special Terms
The Policy--General Provisions
Certain Federal Income Tax Consequences
Investment Experience
Historical Performance Data
The Target Account
Published Ratings
State Regulation of AUSA Life
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Legal Matters
Independent Auditors
Other Information
Financial Statements

                                   APPENDIX A

                        CONDENSED FINANCIAL INFORMATION
                            The Mutual Fund Account

The accumulation unit values and the number of accumulation units outstanding for each mutual fund subaccount from the date of inception are shown in the following tables.

                          Annual Step-Up Death Benefit
               (Total Mutual Fund Account Annual Expenses: 1.55%)

                                         Accumulation Accumulation  Number of
                                          Unit Value   Unit Value  Accumulation
                                         at Beginning    at End    Units at End
                                           of Year      of Year      of Year
-------------------------------------------------------------------------------
  Dreyfus Small Cap Value Subaccount
   1999................................   $ 1.781675   $ 2.270110   92,417.541
   1998(/6/)...........................   $ 1.780884   $ 1.781675  119,463.216
-------------------------------------------------------------------------------
  Dreyfus U.S. Government Securities
   Subaccount
   1999................................   $ 1.283673   $ 1.253119  123,620.377
   1998(/6/)...........................   $ 1.231625   $ 1.283673   38,151.310
-------------------------------------------------------------------------------
  Endeavor Asset Allocation Subaccount
   1999................................   $ 2.529863   $ 3.148754   77,640.163
   1998(/6/)...........................   $ 2.168718   $ 2.529863   31,242.813
-------------------------------------------------------------------------------
  Endeavor Money Market Subaccount
   1999................................   $ 1.236621   $ 1.275724  219,081.992
   1998(/6/)...........................   $ 1.196982   $ 1.236621   52,322.018
-------------------------------------------------------------------------------
  Endeavor Enhanced Index Subaccount
   1999................................   $ 1.574026   $ 1.831468  511,192.617
   1998(/6/)...........................   $ 1.199020   $ 1.574026  202,995.681
-------------------------------------------------------------------------------
  Endeavor High Yield Subaccount
   1999(/7/)...........................   $ 1.000000   $ 1.000739    1,010.192
-------------------------------------------------------------------------------
  Endeavor Janus Growth Subaccount
   1999................................   $31.822714   $49.862043   55,903.910
   1998(/6/)...........................   $19.428802   $31.822714   18,019.791
-------------------------------------------------------------------------------
  Endeavor Opportunity Value Subaccount
   1999................................   $ 1.197263   $ 1.235481   89,492.709
   1998(/6/)...........................   $ 1.136598   $ 1.197263   70,958.668
-------------------------------------------------------------------------------
  Endeavor Value Equity Subaccount
   1999................................   $ 2.207657   $ 2.107532  173,486.830
   1998(/6/)...........................   $ 2.022644   $ 2.207657  106,211.103
-------------------------------------------------------------------------------
  Endeavor Select Subaccount
   1999(/7/)...........................   $ 1.000000   $ 1.530432    8,817.278
-------------------------------------------------------------------------------
  T. Rowe Price Equity Income
   Subaccount
   1999................................   $ 2.060734   $ 2.099660  331,752.822
   1998(/6/)...........................   $ 1.885394   $ 2.060734  145,891.829
-------------------------------------------------------------------------------
  T. Rowe Price Growth Stock Subaccount
   1999................................   $ 2.586964   $ 3.112902  380,267.267
   1998(/6/)...........................   $ 2.011973   $ 2.586964  206,657.078
-------------------------------------------------------------------------------
  T. Rowe Price International Stock
   Subaccount
   1999................................   $ 1.529380   $ 1.993345  113,650.831
   1998(/6/)...........................   $ 1.313338   $ 1.529380   39,361.912

                        Return of Premium Death Benefit
               (Total Mutual Fund Account Annual Expenses: 1.40%)

                                        Accumulation Accumulation   Number of
                                         Unit Value   Unit Value  Accumulation
                                        at Beginning    at End    Units at End
                                          of Year      of Year       of Year
-------------------------------------------------------------------------------
  Dreyfus Small Cap Value Subaccount
   1999...............................   $ 1.785929   $ 2.278888  2,799,571.395
   1998...............................   $ 1.851229   $ 1.785929  2,915,575.262
   1997...............................   $ 1.496065   $ 1.851229  2,294,637.110
   1996...............................   $ 1.206843   $ 1.496065  1,239,443.264
   1995...............................   $ 1.072941   $ 1.206843    535,283.029
-------------------------------------------------------------------------------
  Dreyfus U.S. Government Securities
   Subaccount
   1999...............................   $ 1.286733   $ 1.255919  1,896,613.591
   1998...............................   $ 1.215033   $ 1.286733  1,728,824.679
   1997...............................   $ 1.128769   $ 1.215033  1,093,934.793
   1996...............................   $ 1.124292   $ 1.128769    589,779.900
   1995(/1/)..........................   $ 0.985803   $ 1.124292    204,813.593
-------------------------------------------------------------------------------
  Endeavor Asset Allocation Subaccount
   1999...............................   $ 2.535888   $ 3.160924  2,173,009.491
   1998...............................   $ 2.171948   $ 2.535888  2,197,971.735
   1997...............................   $ 1.833135   $ 2.171948  1,871,808.286
   1996...............................   $ 1.577873   $ 1.833135  1,123,469.170
   1995...............................   $ 1.301669   $ 1.577873    607,869.454
-------------------------------------------------------------------------------
  Endeavor Money Market Subaccount
   1999...............................   $ 1.239556   $ 1.280646  1,064,268.075
   1998...............................   $ 1.196418   $ 1.239556  1,017,991.339
   1997...............................   $ 1.154219   $ 1.196418    611,981.762
   1996...............................   $ 1.115718   $ 1.154219    665,174.123
   1995...............................   $ 1.072424   $ 1.115718    271,034.756
-------------------------------------------------------------------------------
  Endeavor Enhanced Index Subaccount
   1999...............................   $ 1.577775   $ 1.838549  1,383,754.938
   1998...............................   $ 1.217647   $ 1.577775  1,007,218.727
   1997(/5/)..........................   $ 1.000000   $ 1.217647    422,227.210
-------------------------------------------------------------------------------
  Endeavor High Yield Subaccount
   1999(/7/)..........................   $ 1.000000   $ 1.003083      1,008.622
-------------------------------------------------------------------------------
  Endeavor Janus Growth Subaccount
   1999...............................   $31.898334   $50.054351    644,989.894
   1998...............................   $19.665157   $31.898334    636,917.148
   1997...............................   $16.964068   $19.665157    557,897.978
   1996...............................   $14.583843   $16.964068    306,855.075
   1995...............................   $10.051117   $14.583843     97,436.321
-------------------------------------------------------------------------------
  Endeavor Opportunity Value
   Subaccount
   1999...............................   $ 1.200101   $ 1.240246    931,919.689
   1998...............................   $ 1.156993   $ 1.200101    886,891.881
   1997...............................   $ 1.004355   $ 1.156993    869,832.105
   1996(/4/)..........................   $ 1.000000   $ 1.004355    178,913.412
-------------------------------------------------------------------------------
  Endeavor Value Equity Subaccount
   1999...............................   $ 2.212928   $ 2.115695  3,372,816.213
   1998...............................   $ 2.086130   $ 2.212928  3,668,656.747
   1997...............................   $ 1.694854   $ 2.086130  2,981,906.712
   1996...............................   $ 1.387903   $ 1.694854  1,565,599.143
   1995...............................   $ 1.045610   $ 1.387903    547,233.586
-------------------------------------------------------------------------------
  Endeavor Select Subaccount
   1999(/7/)..........................   $ 1.000000   $ 1.534754     33,757.092

                                       Accumulation Accumulation   Number of
                                        Unit Value   Unit Value  Accumulation
                                       at Beginning    at End    Units at End
                                         of Year      of Year       of Year
------------------------------------------------------------------------------
  T. Rowe Price Equity Income
   Subaccount
   1999...............................  $2.065623    $2.107761   3,519,301.115
   1998...............................  $1.925022    $2.065623   3,702,824.740
   1997...............................  $1.521680    $1.925022   2,982,510.532
   1996...............................  $1.287240    $1.521680   1,387,607.312
   1995(/2/)..........................  $1.000000    $1.287240     293,619.530
------------------------------------------------------------------------------
  T. Rowe Price Growth Stock
   Subaccount
   1999...............................  $2.593121    $3.124914   2,752,366.635
   1998...............................  $2.043480    $2.593121   2,640,487.984
   1997...............................  $1.611613    $2.043480   1,925,118.021
   1996...............................  $1.353339    $1.611613     964,658.085
   1995(/3/)..........................  $1.000000    $1.353339     189,613.999
------------------------------------------------------------------------------
  T. Rowe Price International Stock
   Subaccount
   1999...............................  $1.533035    $2.001071   4,799,569.572
   1998...............................  $1.346560    $1.533035   4,958,037.992
   1997...............................  $1.330640    $1.346560   4,334,553.810
   1996...............................  $1.171039    $1.330640   2,084,832.841
   1995...............................  $1.073958    $1.171039     681,093.799

(/1/) Period from June 16, 1995 through December 31, 1995 (/2/) Period from June 28, 1995 through December 31, 1995 (/3/) Period from April 28, 1995 through December 31, 1995 (/4/) Period from December 13, 1996 through December 31, 1996. (/5/) Period from May 1, 1997 through December 31, 1997.
(/6/) Period from January 14, 1998 through December 31, 1998.

(/7/) Period from June 21, 1999 through December 31, 1999.

The Transamerica VIF Growth Subaccount, Fidelity--VIP Equity-Income Subaccount, Fidelity--VIP II Contrafund(R) Subaccount, Fidelity--VIP III Growth Opportunities Subaccount, Fidelity--VIP III Mid Cap Subaccount, WRL Alger Aggressive Growth Subaccount, WRL Goldman Sachs Growth Subaccount, WRL Janus Global Subaccount, WRL NWQ Value Equity Subaccount, WRL Pilgrim Baxter Mid Cap Growth Subaccount , WRL Salomon All Cap Subaccount, WRL T. Rowe Price Dividend Growth Subaccount and WRL T. Rowe Price Small Cap Subaccount had not commenced operations as of December 31, 1999, therefore, comparable data is not available.

The target account had not commenced operations as of December 31, 1999, therefore comparable data is not available.

                                   APPENDIX B

                          HISTORICAL PERFORMANCE DATA
                            THE MUTUAL FUND ACCOUNT

Standard Performance Data

AUSA Life may advertise historical yields and total returns for the subaccounts of the mutual fund account. In addition, AUSA Life may advertise the effective yield of the subaccount investing in the Endeavor Money Market Portfolio (the "Endeavor Money Market Subaccount"). These figures will be calculated according to standardized methods prescribed by the SEC. They are based on historical earnings and are not intended to indicate future performance.

Endeavor Money Market Subaccount. The yield of the Endeavor Money Market Subaccount for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment under a policy in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Other Subaccounts. The yield of a mutual fund subaccount (other than the Endeavor Money Market Subaccount) for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a 12-month period and is shown as a percentage of the investment.

The total return of a subaccount refers to return quotations assuming an investment under a policy has been held in the subaccount for various periods of time including a period measured from the date the subaccount commenced operations. When a subaccount has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided. The total return quotations for a subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the subaccount to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided.

The yield and total return calculations for a subaccount do not reflect the effect of any premium taxes that may be applicable to a particular policy. The yield calculations also do not reflect the effect of any surrender charge that may be applicable to a particular policy. To the extent that a premium tax and/or surrender charge is applicable to a particular policy, the yield and/or total return of that policy will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the Statement of Additional Information, a copy of which may be obtained from the service office of AUSA Life upon request.

Based on the method of calculation described in the Statement of Additional Information, the average annual total returns for periods from inception of the subaccounts to December 31, 1999, and for the one and five year periods ended December 31, 1999, are shown in Table 1 below. Total returns shown reflect deductions for the mortality and expense risk fee and administrative charges. Performance figures may reflect the 1.25% mortality and expense risk fee for the Annual Step-Up Death Benefits, or the 1.10% mortality and expense risk fee for the Return of Premium Death Benefit. Standard total return calculations will reflect the effect of surrender charges that may be applicable to a particular period.

                                TABLE 1--A
                   Standard Average Annual Total Returns(/1/)

                       (Assuming A Surrender Charge)
--------------------------------------------------------------------------------
                         Annual Step--Up Death Benefit
               (Total Mutual Fund Account Annual Expenses: 1.55%)
--------------------------------------------------------------------------------

                                                  Inception
                                                    of the
                                 1 Year   5 Year  Subaccount    Subaccount
                                 Ended    Ended       to         Inception
          Subaccount            12/31/99 12/31/99  12/31/99        Date
------------------------------------------------------------------------------
Dreyfus Small Cap Value(/2/)...  22.14%    N/A      15.88%    January 1, 1995
Dreyfus U.S. Government
 Securities.................... (7.83%)    N/A      2.87%      June 16, 1995
Endeavor Asset Allocation......  19.17%    N/A      19.05%    January 1, 1995
Endeavor Enhanced Index........  11.02%    N/A      24.36%      May 1, 1997
Endeavor High Yield............   N/A      N/A     (5.93%)     June 21, 1999
Endeavor Janus Growth..........  51.59%    N/A      37.56%    January 1, 1995
Endeavor Opportunity Value..... (2.23%)    N/A      6.15%    December 13, 1996
Endeavor Value Equity.......... (10.00%)   N/A      14.75%    January 1, 1995
Endeavor Select................   N/A      N/A      20.07%     June 21, 1999
T. Rowe Price Equity Income.... (3.54%)    N/A      14.58%     June 28, 1995
T. Rowe Price Growth Stock.....  15.01%    N/A      23.47%    April 28, 1995
T. Rowe Price International
 Stock.........................  25.08%    N/A      12.85%    January 1, 1995
Transamerica VIF Growth........   N/A      N/A       N/A        May 1, 2000
Fidelity--VIP Equity-Income--
 Service Class 2...............   N/A      N/A       N/A        May 1, 2000
Fidelity--VIP II
 Contrafund(R)--Service Class
 2.............................   N/A      N/A       N/A        May 1, 2000
Fidelity--VIP III Growth
 Opportunities--Service Class
 2.............................   N/A      N/A       N/A        May 1, 2000
Fidelity--VIP III Mid Cap--
 Service Class 2...............   N/A      N/A       N/A        May 1, 2000
WRL Alger Aggressive Growth....   N/A      N/A       N/A        May 1, 2000
WRL Goldman Sachs Growth.......   N/A      N/A       N/A        May 1, 2000
WRL Janus Global...............   N/A      N/A       N/A        May 1, 2000
WRL NWQ Value Equity...........   N/A      N/A       N/A        May 1, 2000
WRL Pilgrim Baxter Mid Cap
 Growth........................   N/A      N/A       N/A        May 1, 2000
WRL Salomon All Cap............   N/A      N/A       N/A        May 1, 2000
WRL T. Rowe Price Dividend
 Growth........................   N/A      N/A       N/A        May 1, 2000
WRL T. Rowe Price Small Cap....   N/A      N/A       N/A        May 1, 2000

                                TABLE 1--B

                Standard Average Annual Total Returns(/1/)

                       (Assuming A Surrender Charge)
--------------------------------------------------------------------------------
                        Return of Premium Death Benefit
               (Total Mutual Fund Account Annual Expenses: 1.40%)
--------------------------------------------------------------------------------

                                                   Inception
                                                     of the
                                  1 Year   5 Year  Subaccount    Subaccount
                                  Ended    Ended       to         Inception
          Subaccount             12/31/98 12/31/98  12/31/98        Date
-------------------------------------------------------------------------------
Dreyfus Small Cap Value(/2/)...   22.33%    N/A      16.05%    January 1, 1995
Dreyfus U.S. Government
 Securities....................  (7.85%)    N/A      2.99%      June 16, 1995
Endeavor Asset Allocation......   19.36%    N/A      19.23%    January 1, 1995
Endeavor Enhanced Index........   11.19%    N/A      24.54%      May 1, 1997
Endeavor High Yield............    N/A      N/A     (5.85%)     June 21, 1999
Endeavor Janus Growth(/3/).....   51.82%    N/A      37.77%    January 1, 1995
Endeavor Opportunity Value.....  (2.07%)    N/A      6.31%    December 13, 1996
Endeavor Value Equity..........  (9.86%)    N/A      14.92%    January 1, 1995
Endeavor Select................    N/A      N/A      20.17%     June 21, 1999
T. Rowe Price Equity Income....  (3.39%)    N/A      14.75%     June 28, 1995
T. Rowe Price Growth Stock.....   15.19%    N/A      23.66%    April 28, 1995
T. Rowe Price International
 Stock(/4/)....................   25.28%    N/A      13.02%    January 1, 1995
Transamerica VIF Growth(/5/)...    N/A      N/A       N/A        May 1, 2000
Fidelity--VIP Equity-Income--
 Service Class 2(/5/)..........    N/A      N/A       N/A        May 1, 2000
Fidelity--VIP II
 Contrafund(R)--Service Class
 2(/5/)........................    N/A      N/A       N/A        May 1, 2000
Fidelity--VIP III Growth
 Opportunities--Service Class
 2(/5/)........................    N/A      N/A       N/A        May 1, 2000
Fidelity--VIP III Mid Cap--
 Service Class 2(/5/)..........    N/A      N/A       N/A        May 1, 2000
WRL Alger Aggressive
 Growth(/5/)...................    N/A      N/A       N/A        May 1, 2000
WRL Goldman Sachs Growth(/5/)..    N/A      N/A       N/A        May 1, 2000
WRL Janus Global(/5/)..........    N/A      N/A       N/A        May 1, 2000
WRL NWQ Value Equity(/5/)......    N/A      N/A       N/A        May 1, 2000
WRL Pilgrim Baxter Mid Cap
 Growth(/5/)...................    N/A      N/A       N/A        May 1, 2000
WRL Salomon All Cap(/5/).......    N/A      N/A       N/A        May 1, 2000
WRL T. Rowe Price Dividend
 Growth(/5/)...................    N/A      N/A       N/A        May 1, 2000
WRL T. Rowe Price Small
 Cap(/5/)......................    N/A      N/A       N/A        May 1, 2000

(/1/) These calculations also assume the policy has been in effect for less than eight years and that annuity payments have not commenced. Policies in effect for more than seven years would experience lower mortality and expense risk fees and therefore the yield and/or total return of such policies would be increased. In no event will policies which have reached the annuity commencement date reflect a return based on a mortality and expense risk fee and administrative charge of more than 1.40%, regardless of the death benefit option in effect just prior to the commencement of annuity payments.
(/2/) Effective September 16, 1996, The Dreyfus Corporation became the adviser to the Dreyfus Small Cap Value Portfolio, formerly known as Quest for Value Small Cap Portfolio. The portfolio was previously advised by OpCap Advisors.

(/3/) Effective April 30, 1999, shares of the WRL Janus Growth Portfolio were removed and replaced with shares of the Endeavor Janus Growth Portfolio. The Endeavor Janus Growth Portfolio has the same investment objectives, the same investment adviser (Janus Capital Corporation) and the same advisory fees as the WRL Janus Growth Portfolio. Performance prior to May 1, 1999 reflects performance of the annuity subaccount assuming it was invested in the WRL Janus Growth Portfolio.

(/4/) Effective January 1, 1995, Rowe-Price Fleming International, Inc. became the adviser to the T. Rowe Price International Stock Portfolio. The Portfolio's name was changed from the Global Growth Portfolio and the Portfolio's shareholders approved a change in investment objective from investments in small capitalization companies on a global basis to investments in a broad range of companies on an international basis (i.e., non-U.S. companies).

(/5/) The Transamerica VIF Growth Subaccount, Fidelity--VIP Equity-Income
      Subaccount, Fidelity--VIP II Contrafund(R) Subaccount, Fidelity--VIP III Growth Opportunities Subaccount, Fidelity--VIP III Mid Cap Subaccount, WRL Alger Aggressive Growth Subaccount, WRL Goldman Sachs Growth Subaccount, WRL Janus Global Subaccount, WRL NWQ Value Equity Subaccount, WRL Pilgrim Baxter Mid Cap Growth Subaccount, WRL Salomon All Cap Subaccount, WRL T. Rowe Price Dividend Growth Subaccount, and WRL T. Rowe Price Small Cap Subaccount had not commenced operations as of December 31, 1999, therefore, comparable information is not available.

The figures for the "from inception" periods in the above tables reflect waiver of advisory fees and reimbursement of other expenses for all portfolios except the T. Rowe Price Equity Income Portfolio and the T. Rowe Price Growth Stock Portfolio. In the absence of such waivers, the average annual total return figures above for the inception periods would have been lower.

Non-Standard Performance Data

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

AUSA Life may present the total return data described above on a non-standard basis. This means that the data may not be reduced by all the fees and charges under the policy and that the data may be presented for different time periods and for different premium payment amounts. Non-standardized performance data will only be disclosed if standardized performance data for the required periods is also disclosed. Table 2 shows average annual total returns of the mutual fund subaccount since their inception reduced by all fees and charges under the policy except surrender charges.

                                TABLE 2 - A

              Non--Standard Average Annual Total Returns(/1/)
                         (Assuming No Surrender Charge)
--------------------------------------------------------------------------------
                         Annual Step - Up Death Benefit
               (Total Mutual Fund Account Annual Expenses: 1.55%)
--------------------------------------------------------------------------------

                                                   Inception
                                                     of the
                                  1 Year   5 Year  Subaccount    Subaccount
                                  Ended    Ended       to         Inception
Subaccount                       12/31/99 12/31/99  12/31/99        Date
-------------------------------------------------------------------------------
Dreyfus Small Cap Value(/2/)...   27.41%    N/A      16.09%    January 1, 1995
Dreyfus U.S.Government
 Securities....................  (2.38%)    N/A      3.43%      June 16, 1995
Endeavor Asset Allocation......   24.46%    N/A      19.24%    January 1, 1995
Endeavor Enhanced Index........   16.36%    N/A      25.45%      May 1, 1997
Endeavor High Yield............    N/A      N/A      1.09%      June 21, 1999
Endeavor Janus Growth(/3/).....   56.69%    N/A      37.66%    January 1, 1995
Endeavor Opportunity Value.....   3.19%     N/A      7.19%    December 13, 1996
Endeavor Value Equity..........  (4.54%)    N/A      14.97%    January 1, 1995
Endeavor Select................    N/A      N/A      27.09%     June 21, 1999
T.Rowe Price Equity Income.....   1.89%     N/A      14.95%     June 28, 1995
T. Rowe Price Growth Stock.....   20.33%    N/A      23.73%    April 28, 1995
T. Rowe Price International
 Stock(/4/)....................   30.34%    N/A      13.09%    January 1, 1995
Transamerica VIF Growth(/5/)...    N/A      N/A       N/A        May 1, 2000
Fidelity - VIP Equity-Income -
  Service Class 2(/5/).........    N/A      N/A       N/A        May 1, 2000
Fidelity - VIP II
 Contrafund(R) - Service Class
 2(/5/)........................    N/A      N/A       N/A        May 1, 2000
Fidelity - VIP III Growth
 Opportunities - Service
 Class 2(/5/)..................    N/A      N/A       N/A        May 1, 2000
Fidelity - VIP III Mid Cap -
  Service Class 2(/5/).........    N/A      N/A       N/A        May 1, 2000
WRL Alger Aggressive
 Growth(/5/)...................    N/A      N/A       N/A        May 1, 2000
WRL Goldman Sachs Growth(/5/)..    N/A      N/A       N/A        May 1, 2000
WRL Janus Global(/5/)..........    N/A      N/A       N/A        May 1, 2000
WRL NWQ Value Equity(/5/)......    N/A      N/A       N/A        May 1, 2000
WRL Pilgrim Baxter Mid Cap
 Growth(/5/)...................    N/A      N/A       N/A        May 1, 2000
WRL Salomon All Cap(/5/).......    N/A      N/A       N/A        May 1, 2000
WRL T. Rowe Price Dividend
 Growth(/5/)...................    N/A      N/A       N/A        May 1, 2000
WRL T. Rowe Price Small
 Cap(/5/)......................    N/A      N/A       N/A        May 1, 2000

--------------------------------------------------------------------------------

                                TABLE 2 - B

              Non-Standard Average Annual Total Returns(/1/)

                      (Assuming No Surrender Charge)
--------------------------------------------------------------------------------
                        Return of Premium Death Benefit
               (Total Mutual Fund Account Annual Expenses: 1.40%)
--------------------------------------------------------------------------------

                                                        Inception
                                                          of the
                                       1 Year   5 Year  Subaccount    Subaccount
                                       Ended    Ended       to         Inception
Subaccount                            12/31/99 12/31/99  12/31/99        Date
------------------------------------------------------------------------------------
Dreyfus Small Cap Value(/2/)...        27.60%    N/A      16.26%    January 1, 1995
Dreyfus U.S.Government
 Securities....................       (2.39%)    N/A      3.54%      June 16, 1995
Endeavor Asset Allocation......        24.65%    N/A      19.42%    January 1, 1995
Endeavor Enhanced Index........        16.53%    N/A      25.63%      May 1, 1997
Endeavor High Yield............         N/A      N/A      1.17%      June 21, 1999
Endeavor Janus Growth(/3/).....        56.92%    N/A      37.83%    January 1, 1995
Endeavor Opportunity Value.....        3.35%     N/A      7.35%    December 13, 1996
Endeavor Value Equity..........       (4.39%)    N/A      15.14%    January 1, 1995
Endeavor Select................         N/A      N/A      27.19%     June 21, 1999
T. Rowe Price Equity Income....        2.04%     N/A      15.12%     June 28, 1995
T. Rowe Price Growth Stock.....        20.51%    N/A      23.91%    April 28, 1995
T. Rowe Price International
 Stock(/4/)....................        30.53%    N/A      13.25%    January 1, 1995
Transamerica VIF Growth(/5/)...         N/A      N/A       N/A        May 1, 2000
Fidelity - VIP Equity-Income -
  Service Class 2(/5/).........         N/A      N/A       N/A        May 1, 2000
Fidelity - VIP II
 Contrafund(R) -  Service Class
 2(/5/)........................         N/A      N/A       N/A        May 1, 2000
Fidelity - VIP III Growth
 Opportunities - Service Class2(/5/)    N/A      N/A       N/A        May 1, 2000
Fidelity - VIP III Mid Cap -
  Service Class 2(/5/).........         N/A      N/A       N/A        May 1, 2000
WRL Alger Aggressive
 Growth(/5/)...................         N/A      N/A       N/A        May 1, 2000
WRL Goldman Sachs Growth(/5/)..         N/A      N/A       N/A        May 1, 2000
WRL Janus Global(/5/)..........         N/A      N/A       N/A        May 1, 2000
WRL NWQ Value Equity(/5/)......         N/A      N/A       N/A        May 1, 2000
WRL Pilgrim Baxter Mid Cap
 Growth(/5/)...................         N/A      N/A       N/A        May 1, 2000
WRL Salomon All Cap(/5/).......         N/A      N/A       N/A        May 1, 2000
WRL T. Rowe Price Dividend
 Growth(/5/)...................         N/A      N/A       N/A        May 1, 2000
WRL T. Rowe Price Small
 Cap(/5/)......................         N/A      N/A       N/A        May 1, 2000

(/1/) These calculations also assume the policy has been in effect for less than eight years and that annuity payments have not commenced. Policies in effect for more than seven years would experience lower mortality and expense risk fees and therefore the yield and/or total return of such policies would be increased. In no event will policies which have reached the annuity commencement date reflect a return based on a mortality and expense risk fee and administrative charge of more than 1.40%, regardless of the death benefit option in effect just prior to the commencement of annuity payments.
(/2/) Effective September 16, 1996, The Dreyfus Corporation became the adviser to the Dreyfus Small Cap Value Portfolio, formerly known as Quest for Value Small Cap Portfolio. The portfolio was previously advised by OpCap Advisors.

(/3/) Effective April 30, 1999, shares of the WRL Janus Growth Portfolio were removed and replaced with shares of the Endeavor Janus Growth Portfolio. The Endeavor Janus Growth Portfolio has the same investment objectives, the same investment adviser (Janus Capital Corportion) and the same advisory fees as the WRL Janus Growth Portfolio. Performance prior to May 1, 1999 reflects performance of the annuity subaccount assuming it was invested in the WRL Janus Growth Portfolio.

(/4/) Effective January 1, 1995, Rowe-Price Fleming International, Inc. became the adviser to the T. Rowe Price International Stock Portfolio. The Portfolio's name was changed from the Global Growth Portfolio and the Portfolio's shareholders approved a change in investment objective from investments in small capitalization companies on a global basis to investments in a broad range of companies on an international basis (i.e., non-U.S. companies).

(/5/) The Transamerica VIF Growth Subaccount, Fidelity - VIP Equity-Income
      Subaccount, Fidelity - VIP II Contrafund(R) Subaccount, Fidelity - VIP III Growth Opportunities Subaccount, Fidelity - VIP III Mid Cap Subaccount, WRL Alger Aggressive Growth Subaccount, WRL Goldman Sachs Growth Subaccount, WRL Janus Global Subaccount, WRL NWQ Value Equity Subaccount, WRL Pilgrim Baxter Mid Cap Growth Subaccount, WRL Salomon All Cap Subaccount, WRL T. Rowe Price Dividend Growth Subaccount, and WRL T. Rowe Price Small Cap Subaccount had not commenced operations as of December 31, 1999, therefore, comparable information is not available.

The figures for the "from inception" periods in the above tables reflect waiver of advisory fees and reimbursement of other expenses for all portfolios except the T. Rowe Price Equity Income Portfolio and the T. Rowe Price Growth Stock Portfolio. In the absence of such waivers, the average annual total return figures above for the inception periods would have been lower.

Adjusted Historical Performance Data. AUSA Life may present historic performance data for the underlying portfolios since their inception reduced by some or all of the fees and charges under the policy. Such adjusted historic performance includes data that precedes the inception dates of the mutual fund subaccounts. This data is designed to show the performance that would have resulted if the policy had been in existence during that time.

For instance, as shown in Table 3 below, AUSA Life may disclose average annual total returns for the portfolios reduced by all fees and charges under the policy, as if the policy had been in existence since the inception of the portfolio. Such fees and charges include the mortality and expense risk fee, administrative charge and surrender charges. Table 3 assumes that the policy is not surrendered, and therefore the surrender charge is not deducted.

The following information is based on the method of calculation described in the Statement of Additional Information. The adjusted historical average annual total returns for periods ended December 31, 1999, were as follows:

                                TABLE 3 - A
             Adjusted Historical Average Annual Total Returns(/1/)
                         (Assuming No Surrender Charge)
--------------------------------------------------------------------------------
                          Annual Step-Up Death Benefit
               (Total Mutual Fund Account Annual Expenses: 1.55%)
--------------------------------------------------------------------------------

                                                               Corresponding
                                                  10 Year        Portfolio
           Portfolio             1 Year  5 Year or Inception  Inception Date
------------------------------------------------------------------------------
Dreyfus Small Cap Value(/2/).... 27.41%  16.09%    12.99%       May 4, 1993
Dreyfus U.S.Government
 Securities..................... (2.38%) 4.84%     4.01%        May 9, 1994
Endeavor Asset Allocation....... 24.46%  19.15%    13.91%      April 8, 1991
Endeavor Enhanced Index......... 16.36%   N/A      25.45%       May 1, 1997
Endeavor High Yield.............  4.20%   N/A      0.05%       June 2, 1998
Endeavor Janus Growth........... 56.69%  37.66%    35.08%       May 1, 1999
Endeavor Opportunity Value......  3.19%   N/A      6.99%     November 18, 1996
Endeavor Value Equity........... (4.54%) 14.99%    11.88%      May 27, 1993
Endeavor Select................. 45.59%   N/A      24.96%    February 2, 1998
T. Rowe Price Equity Income.....  1.89%   N/A      15.94%     January 3, 1995
T. Rowe Price Growth Stock...... 20.33%   N/A      25.45%     January 3, 1995
T. Rowe Price International
 Stock(/3/)..................... 30.34%  13.09%    8.10%       April 8, 1991
Transamerica VIF Growth(/4/).... 35.72%  45.88%   27.77%+    February 26, 1969
Fidelity - VIP Equity-Income -
  Service Class 2(/5/)..........  4.63%  16.76%   12.72%+     October 9, 1986
Fidelity - VIP II
 Contrafund(R) - Service Class
 2(/5/)......................... 22.27%   N/A      25.76%     January 3, 1995
Fidelity - VIP III Growth
 Opportunities - Service Class
 2(/5/).........................  2.58%   N/A      19.66%     January 3, 1995
Fidelity - VIP III Mid Cap -
  Service Class 2(/5/).......... 46.72%   N/A      50.74%    December 28, 1998
WRL Alger Aggressive Growth..... 66.50%  34.56%    28.38%      March 1, 1994
WRL Goldman Sachs Growth........   N/A    N/A      16.62%       May 3, 1999
WRL Janus Global................ 68.58%  30.94%    25.98%    December 3, 1992
WRL NWQ Value Equity............  6.29%   N/A      9.07%        May 1, 1996
WRL Pilgrim Baxter Mid Cap
 Growth.........................   N/A    N/A      76.30%       May 3, 1999
WRL Salomon All Cap.............   N/A    N/A      14.41%       May 3, 1999
WRL T. Rowe Price Dividend
 Growth.........................   N/A    N/A     (8.36%)       May 3, 1999
WRL T. Rowe Price Small Cap.....   N/A    N/A      37.13%       May 3, 1999
------------------------------------------------------------------------------
+ Ten Year Date

                                TABLE 3--B
             Adjusted Historical Average Annual Total Returns(/1/)
                         (Assuming No Surrender Charge)
--------------------------------------------------------------------------------
                        Return of Premium Death Benefit
               (Total Mutual Fund Account Annual Expenses: 1.40%)
--------------------------------------------------------------------------------

                                                               Corresponding
                                                  10 Year or     Portfolio
            Portfolio              1 Year  5 Year Inception   Inception Date
------------------------------------------------------------------------------
Dreyfus Small Cap Value(/2/)...... 27.60%  16.26%   13.16%      May 4, 1993
Dreyfus U.S.Government
 Securities....................... (2.39%) 4.96%    4.14%       May 9, 1994
Endeavor Asset Allocation......... 24.65%  19.42%   14.08%     April 8, 1991
Endeavor Enhanced Index........... 16.53%   N/A     25.63%      May 1, 1997
Endeavor High Yield...............  4.36%   N/A     0.19%      June 2, 1998
Endeavor Janus Growth............. 56.92%  37.86%   35.21%      May 1, 1999
Endeavor Opportunity Value........  3.35%   N/A     7.15%    November 18, 1996
Endeavor Value Equity............. (4.39%) 15.14%   12.02%     May 27, 1993
Endeavor Select................... 45.80%   N/A     25.15%   February 2, 1998
T.Rowe Price Equity Income........  2.04%   N/A     16.10%    January 3, 1995
T. Rowe Price Growth Stock........ 20.51%   N/A     25.63%    January 3, 1995
T. Rowe Price International
 Stock(/3/)....................... 30.53%  13.25%   8.26%      April 8, 1991
Transamerica VIF Growth(/4/)...... 35.92%  39.58%  25.07%+   February 26, 1969
Fidelity - VIP Equity-Income -
  Service Class 2(/5/)............  4.78%  16.94%  12.89%+    October 9, 1986
Fidelity - VIP II Contrafund(R) -
  Service Class 2(/5/)............ 22.45%   N/A     25.95%    January 3, 1995
Fidelity - VIP III Growth
 Opportunities - Service Class
 2(/5/)...........................  2.74%   N/A     19.83%    January 3, 1995
Fidelity - VIP III Mid Cap -
  Service Class 2(/5/)............ 46.94%   N/A     50.96%   December 28, 1998
WRL Alger Aggressive Growth....... 66.75%  34.76%   28.57%     March 1, 1994
WRL Goldman Sachs Growth..........   N/A    N/A     16.74%      May 3, 1999
WRL Janus Global.................. 68.82%  31.13%   26.17%   December 3, 1992
WRL NWQ Value Equity..............  6.45%   N/A     9.24%       May 1, 1996
WRL Pilgrim Baxter Mid Cap
 Growth...........................   N/A    N/A     76.46%      May 3, 1999
WRL Salomon All Cap...............   N/A    N/A     14.52%      May 3, 1999
WRL T. Rowe Price Dividend
 Growth...........................   N/A    N/A    (8.26%)      May 3, 1999
WRL T. Rowe Price Small Cap.......   N/A    N/A     37.26%      May 3, 1999
------------------------------------------------------------------------------

+ Ten Year Date

(/1/) The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the subaccounts had actually been in existence since the Inception of the Portfolio.
(/2/) Effective September 16, 1996, The Dreyfus Corporation became the adviser to the Dreyfus Small Cap Value Portfolio, formerly known as Quest for Value Small Cap Portfolio. The portfolio was previously advised by OpCap Advisors.
(/3/) Effective January 1, 1995, Rowe-Price Fleming International, Inc. became the Adviser to the T. Rowe Price International Stock Portfolio. The Portfolio's name was changed from the Global Growth Portfolio and the Portfolio's shareholders approved a change in investment objective from investments in small capitalization companies on a global basis to investments in a broad range of companies on an international basis (i.e., non- U.S. companies).

(/4/) The Growth Portfolio of the Transamerica Variable Insurance Fund, Inc., is the successor to Separate Account Fund C of Transamerica Occidental Life Insurance Company, a management investment company funding variable annuities, through a reorganization on November 1, 1996. Accordingly, the performance data for the Transamerica VIF Growth Portfolio include performance of its predecessor.

(/5/) Returns prior to January 12, 2000 for the portfolios are based on historical returns for Initial Class Shares.

The figures for the "five year" and "from inception" periods in the above tables reflect waiver of advisory fees and reimbursement of other expenses for all portfolios except the T. Rowe Price Equity Income Portfolio and the T. Rowe Price Growth Stock Portfolio. In the absence of such waivers, the average annual total return figures above from the five year and from inception periods would have been lower.

                          HISTORICAL PERFORMANCE DATA

          THE TARGET STRATEGIES AND THE DOW JONES INDUSTRIAL AVERAGESM

The total return for each target series subaccount will also reflect the manager's fee and other operating expenses.

Target Strategies--Performance Data

Certain aspects of the investment strategies can be demonstrated using historical data.

The following table contains three columns that show the performance of:

    Column One: the Ten Highest Dividend Yielding Stocks Strategy for the
       DJIA;

    Column Two:  Five Lowest Priced Stocks of the Ten Highest Dividend
                 Yielding Stocks Strategies in the DJIA; and

    Column Three:the performance of the DJIA

The returns shown in the following table and graphs are not guarantees of future performance and should not be used as predictors of returns to be expected in connection with a target series subaccount. Both stock prices (which may appreciate or depreciate) and dividends (which may be increased, reduced or eliminated) will affect the returns. Each strategy under performed its respective index in certain years. Accordingly, there can be no assurance that a target series subaccount will outperform its respective index over the life of a target series subaccount or over consecutive rollover periods, if available.

An investor in a target series subaccount would not necessarily realize as high a total return on an investment in the stocks upon which the hypothetical returns are based for the following reasons: the total return figures shown do not reflect the impact of the target account's expenses, brokerage commissions, or taxes; the target series subaccounts are established at different times of the year; and the target series subaccounts may not be fully invested at all times or equally weighted in all stocks comprising a strategy. If any charges (eg., brokerage commissions, management fees) were reflected in the hypothetical returns, the returns would be lower than those presented here.

                        COMPARISON OF TOTAL RETURN(/2/)
--------------------------------------------------------------------------------

                                        Strategy Total Returns
                                   --------------------------------
                                   10 Highest    5 Lowest Priced
                                    Dividend    of the 10 Highest      Index
                                    Yielding         Dividend       Total Return
Year                               Stocks(/1/) Yielding Stocks(/1/)     DJIA
--------------------------------------------------------------------------------
1975..............................   56.10%           64.77%           44.46%
1976..............................   35.18%           40.96%           22.80%
1977..............................   (1.95%)          5.49%           (12.91%)
1978..............................    0.03%           1.23%            2.66 %
1979..............................   13.01%           9.84%           10.60 %
1980..............................   27.90%           41.69%          21.90 %
1981..............................    7.46%           3.19%           (3.61)%
1982..............................   27.12%           43.37%          26.85 %
1983..............................   39.07%           36.38%          25.82 %
1984..............................    6.22%           11.12%           1.29 %
1985..............................   29.54%           38.34%          33.28 %
1986..............................   35.63%           30.89%          27.00 %
1987..............................    5.59%           10.69%           5.66 %
1988..............................   24.57%           21.47%          16.03 %
1989..............................   26.97%           10.55%          32.09 %
1990..............................   (7.82)%         (15.74)%         (0.73)%
1991..............................   34.20%           62.03%          24.19 %
1992..............................    7.69%           22.90%           7.39 %
1993..............................   27.08%           34.01%          16.87 %
1994..............................    4.21%           8.27%            5.03 %
1995..............................   36.85%           30.50%          36.67 %
1996..............................   28.35%           26.20%          28.71 %
1997..............................   21.68%           19.97%          24.82 %
1998..............................   10.59%           12.36%          18.03 %
1999..............................    5.06%          (7.28%)           27.06%
--------------------------------------------------------------------------------

(/1/) The Ten Highest Dividend Yielding Stocks and the Five Lowest Priced Stocks of the Ten Highest Dividend Yielding Stocks in the DJIA for any given period were selected by ranking the dividend yields for each of the stocks in the index, as of the beginning of the period, and dividing by the stock's market value on the first trading day on the exchange where that stock principally trades in the given period.

(/2/) Total Return represents the sum of the percentage change in market value of each group of stocks between the first trading day of a period and the total dividends paid on each group of stocks during the period divided by the opening market value of each group of stocks as of the first trading day of a period. Total Return does not take into consideration any sales charges, commissions, expenses or taxes. Total Return dividends are reinvested semi-annually and all returns are stated in terms of the United States dollar. Based on the year-by-year returns contained in the table, over the twenty-five years listed above, the Ten Highest Dividend Yielding Stocks in the DJIA achieved an average annual total return of 19.01%, while the Five Lowest Priced Stocks of the Ten Highest Dividend Yielding Stocks in the DJIA achieved an average annual total return of 20.97%. In addition, over this period, the individual strategies achieved a greater average annual total return than that of the DJIA, which was 16.83%. Although each target series subaccount seeks to achieve a better performance than the index as a whole, there can be no assurance that a target series subaccount will achieve a better performance.

The performance shown for the strategies does not guarantee future success, nor should it be used as a predictor of returns. The Dow SM Target 5 strategy and The Dow SM Target 10 strategy under-performed the DJIA in 8 and 10, respectively, of the 25 years shown. There can be no assurance that the strategies will outperform a given index over any time period, or that they will have positive results. They have the potential for loss.

The results of the strategies do not represent actual investment advice of First Trust Advisors L.P. or any actual trading using client assets. They were achieved by the retroactive application of a model designed with the benefit of hindsight and should not be considered indicative of the competence or skill of First Trust Advisors L.P. In addition, the strategy results do not reflect the impact material, economic, and market factors might have had on First Trust Advisors L.P.'s decision making, if First Trust Advisors L.P. had actually managed client money during the period indicated.

First Trust Advisors L.P. advisory services, though currently offered for the strategies, were not offered during the entire 25 year period since First Trust Advisors L.P. was founded in 1991, and began supervising unit investment trusts invested in the strategies in 1994. First Trust Advisors L.P.'s investment advisory clients have received results different from that set forth above.

Past Performance of the DJIA

                                  [GRAPH]
                           [PLOT POINTS TO COME]

The chart above represents past performance of the DJIA, the Ten Highest Dividend Yielding DJIA Stocks and the Five Lowest Priced Stocks of the Ten Highest Yielding DJIA Stocks (but not The Dow SM Target 10 Subaccount or The Dow SM Target 5 Subaccount) from January 1, 1975 through December 31, 1999 and should not be considered indicative of future results. Further, these results are hypothetical. The chart assumes that all dividends during a year are reinvested semi-annually and does not reflect sales charges, commissions, expenses or taxes. There can be no assurance that either The Dow SM Target 10 Subaccount or The Dow SM Target 5 Subaccount will outperform the DJIA.

Investors should not rely on the preceding financial information as an indication of the past or future performance of the target series subaccounts.

Standard Performance Data

AUSA Life may advertise historical total returns for the target series subaccounts. These figures will be calculated according to standardized methods prescribed by the SEC. They will be based on historical earnings and are not intended to indicate future performance.

The total return calculations for a target series subaccount do not reflect the effect of any premium taxes that may be applicable to a particular policy. To the extent that any or all of a premium tax is applicable to a particular policy, the total return of that policy will be reduced. For additional information regarding total returns calculated using the standard formats briefly summarized above, please refer to the SAI.

Non-Standard Performance Data

AUSA Life may also advertise or disclose average annual total return or other performance data in non-standard formats for a target series subaccount. The non-standard data may assume that the policy remains in force and therefore not reflect the surrender charge. The non-standard performance data may make other assumptions such as the amount invested in a target series subaccount, differences in time periods to be shown, or the effect of partial withdrawals or annuity payments and may also make other assumptions.

All non-standard performance data will be advertised only if the standard performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the SAI.

                      STATEMENT OF ADDITIONAL INFORMATION

                         THE ENDEAVOR VARIABLE ANNUITY

                                 Issued through

                             AUSA ENDEAVOR VARIABLE
                                ANNUITY ACCOUNT

                                      and

                          AUSA ENDEAVOR TARGET ACCOUNT

                                   Offered by
                       AUSA LIFE INSURANCE COMPANY, INC.

                                666 Fifth Avenue
                            New York, New York 10103

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Endeavor Variable Annuity offered by AUSA Life Insurance Company, Inc. ("AUSA Life"). You may obtain a copy of the prospectus dated May 1, 2000, by calling 1-800-525-6205, or by writing to the Service Office, Financial Markets Division--Variable Annuity Dept., 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.

Dated: May 1, 2000

                               TABLE OF CONTENTS

GLOSSARY OF TERMS...........................................................   4
THE POLICY--GENERAL PROVISIONS..............................................   6
  Owner.....................................................................   6
  Entire Policy.............................................................   6
  Misstatement of Age or Sex................................................   6
  Addition, Deletion, Substitution of Investments...........................   7
  Reallocation of Policy Values After the Annuity Commencement Date.........   7
  Annuity Payment Options...................................................   8
  Death Benefit.............................................................   9
  Death of Owner............................................................  11
  Assignment................................................................  11
  Evidence of Survival......................................................  11
  Non-Participating.........................................................  11
  Amendments................................................................  11
  Employee and Agent Purchases..............................................  12
CERTAIN FEDERAL INCOME TAX CONSEQUENCES.....................................  12
  Tax Status of the Policy..................................................  12
  Taxation of AUSA Life.....................................................  15
INVESTMENT EXPERIENCE.......................................................  15
  Accumulation Units........................................................  15
  Annuity Unit Value and Annuity Payment Rates..............................  17
HISTORICAL PERFORMANCE DATA.................................................  19
  Money Market Yields.......................................................  19
  Other Subaccount Yields...................................................  20
  Total Returns.............................................................  21
  Other Performance Data....................................................  21
  Adjusted Historical Performance Data--The Mutual Fund Account.............  22
THE TARGET ACCOUNT..........................................................  22
  Investment Strategy.......................................................  22
  Determination of Unit Value; Valuation of Securities......................  23
  The Board of Managers.....................................................  23
  The Investment Advisory Services..........................................  27
  The Manager...............................................................  27
  Operating Expenses........................................................  28
  Transfer Agent and Custodian..............................................  28
  Brokerage Allocation......................................................  28
  Investment Restrictions...................................................  29
  Fundamental Policies......................................................  29
  Operating Policies........................................................  29
  Options and Futures Strategies............................................  30
  Securities Lending........................................................  32
  Tax Limitation............................................................  32
PUBLISHED RATINGS...........................................................  33
STATE REGULATION OF AUSA LIFE...............................................  33
RECORDS AND REPORTS.........................................................  33
DISTRIBUTION OF THE POLICIES................................................  33
VOTING RIGHTS...............................................................  34
  The Mutual Fund Account...................................................  34
  The Target Account........................................................  34
OTHER PRODUCTS..............................................................  35

CUSTODY OF ASSETS...........................................................  35
LEGAL MATTERS...............................................................  36
INDEPENDENT AUDITORS........................................................  36
OTHER INFORMATION...........................................................  36
FINANCIAL STATEMENTS........................................................  36

                               GLOSSARY OF TERMS

Accumulation Unit--An accounting unit of measure used in calculating the policy value in the mutual fund account and target account before the annuity commencement date.

Annual Stock Selection Date--The last business day of a specified 12-month period.

Annuitant--The person during whose life any annuity payments involving life contingencies will continue.

Annuity Commencement Date--The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month starting after the annuitant attains age 85, except as expressly allowed by AUSA Life. In no event will this date be later than the last day of the policy month following annuitant's 90th birthday.

Annuity Payment Option--A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit--An accounting unit of measure used in the calculation of the amount of the second and each additional variable annuity payment.

Application--A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Beneficiary--The person who has the right to the death benefit set forth in the policy.

Business Day--A day when the New York Stock Exchange is open for business.

Cash Value--The policy value less the surrender charge, service charge, and premium tax charge, if any.

Code--The Internal Revenue Code of 1986, as amended.

DJIA--The Dow Jones Industrial AverageSM. Thirty stocks chosen by the editors of The Wall Street Journal as representative of the broad market and of American industry.

Excess Premium Withdrawals--The amount of a premium payment withdrawal which is more than the amount that may be taken free from surrender charge.

Fixed Account--A part of the general account of AUSA Life. General account assets consist of all of the assets of AUSA Life that are not in separate accounts.

Guaranteed Period Option--The one year guaranteed interest rate period of the fixed account, which AUSA Life may offer, into which premiums may be paid or amounts transferred.

Initial Stock Selection Date--The date is December 31, 1999 for the January Series.

Mutual Fund Account--AUSA Endeavor Variable Annuity Account, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), to which premium payments under the policies may be allocated.

Mutual Fund Subaccount--A subdivision within the mutual fund account the assets of which are invested in a specified portfolio of the underlying funds.

Nonqualified Policy--A policy other than a qualified policy.

Owner--The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the application or other information.

Policy Value--The policy form refers to this as "annuity purchase value." The value in the policy that may be used to purchase a stream of annuity payments. On or before the annuity commencement date, this is an amount equal to:

  .  the premiums paid; minus

  .  partial withdrawals taken; plus

  .  interest credited in the fixed account; plus or minus

  . accumulated gains or losses in the mutual fund account and the target account; minus

  .  any applicable service charges, premium taxes, and transfer fees.

Policy Year--A policy year begins on the date of issue and on each policy anniversary.

Premium Payment--An amount paid to AUSA Life by the owner or on the owner's behalf as consideration for the benefits provided by the policy.

Qualified Policy--A policy issued in connection with retirement plans that qualify for special federal income tax treatment.

Service Charge--An annual charge on each policy anniversary for policy maintenance and related administrative expenses. This annual charge is the lesser of 2% of the policy value or $35.

Service Office--Financial Markets Division--Variable Annuity Dept., 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Successor Owner--A person appointed by the owner to succeed to ownership of the policy in the event of the death of the owner who is not the annuitant before the annuity commencement date.

Surrender Charge--A percentage of each excess premium withdrawal, which is deducted by AUSA Life upon surrender or partial withdrawal from the policy. The surrender charge percentage ranges from 7% to 0% depending upon the length of time from the date of each premium payment to the date of withdrawal.

Target Account--A separate account established and registered as a management investment company under the 1940 Act to which premium payments under the policies may be allocated.

Target Series Subaccount--A subdivision within the target account, the assets of which are invested in common stocks selected according to a specified investment strategy, with a specified stock selection date.

Valuation Period--The period of time from one determination of accumulation unit and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments--Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the mutual fund account or the target account.

Written Notice or Written Request--Written notice, signed by the owner, that gives AUSA Life the information it requires and is received at the service office. For some transactions, AUSA Life may accept an electronic notice. Such electronic notice must meet the requirements AUSA Life establishes for such notices. Telephone instructions are not permitted.

In order to supplement the description in the prospectus, the following provides additional information about AUSA Life and the policy, which may be of interest to a prospective purchaser.

                         THE POLICY--GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an application and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with AUSA Life's consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary.

A successor owner can be named in the application or in a written notice. The successor owner will become the new owner upon the owner's death, if the owner predeceases the annuitant. If no successor owner survives the owner and the owner predeceases the annuitant, the owner's estate will become the owner.

Note carefully. If the owner does not name a contingent owner, the owner's estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless AUSA Life has received written notice of the trust as a successor owner signed prior to the owner's death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by AUSA Life.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have adverse tax consequences.

When there is a change of owner or successor owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment AUSA Life has made or action AUSA Life has taken before recording the change. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred (except to the owner's spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the successor owner within five years of the owner's death, or payments must be made for a period certain or for the successor owner's lifetime so long as any period certain does not exceed that successor owner's life expectancy, if the first payment begins within one year of the owner's death.

Entire Policy

The policy, any endorsements thereon, and the applications constitute the entire contract between AUSA Life and the owner. All statements in the application are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the application.

Misstatement of Age or Sex

If the age or sex of the annuitant has been misstated, AUSA Life will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by AUSA Life shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by AUSA Life due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant may be established at any time by the submission of proof satisfactory to AUSA Life.

Addition, Deletion, or Substitution of Investments

AUSA Life cannot and does not guarantee that any of the mutual fund subaccounts or target series subaccounts will always be available for premium payments, allocations, or transfers. AUSA Life retains the right, subject to any applicable law, to make certain changes in the mutual fund account and its investments. AUSA Life reserves the right to eliminate the shares of any portfolio held by a mutual fund subaccount and to substitute shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in AUSA Life's judgment, investment in any portfolio would be inappropriate in view of the purposes of the mutual fund account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a mutual fund subaccount will not be made without prior notice to you and the prior approval of the SEC. AUSA Life retains the right, subject to any applicable law, to make certain changes in the target account and its investments. AUSA Life reserves the right to eliminate a target series subaccount if, in AUSA Life's judgment, investment in any target series subaccount would be inappropriate in view of the purposes of the policy or for any other reason. Nothing contained herein shall prevent the mutual fund account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of AUSA Life, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by AUSA Life. Each additional subaccount will purchase shares in a mutual fund portfolio, other investment vehicle, or, in the case of the target account, in shares of common stock. AUSA Life may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, AUSA Life will notify you and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, AUSA Life will reinvest the amounts in the subaccount that invests in the Endeavor Money Market Portfolio (or in a similar portfolio of money market instruments), in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, AUSA Life may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the mutual fund account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other mutual fund accounts, and the target account may be (i) operated in any form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other mutual fund accounts. To the extent permitted by applicable law, AUSA Life also may transfer the assets of the mutual fund account or target account associated with the policies to another account or accounts.

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, the owner may reallocate the value of a designated number of annuity units of a mutual fund subaccount or of a target series subaccount then credited to a policy into an equal value of annuity units of one or more other mutual fund subaccounts, target series subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of
(1) $10 of monthly income or (2) the entire monthly income of the annuity units in the subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in a subaccount after a reallocation is less than $10, AUSA Life reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to AUSA Life's service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the mutual fund account or the target account.

Annuity Payment Options

During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but written notice of any election or change of election must be received by AUSA Life at its service office at least thirty (30) days prior to the annuity commencement date. If no election is made prior to the annuity commencement date, annuity payments will be made under (i) Payment Option 3, life income with level payments for 10 years certain, using the existing policy value of the fixed account, or (ii) under Payment Option 3, life income with variable payments for 10 years certain using the existing policy value of the mutual fund account or the target account, or (iii) in a combination of (i) and (ii).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount AUSA Life has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells AUSA Life in writing and AUSA Life agrees.

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The tables are based on a 5% effective annual Assumed Investment Return and the "1983 Table a" (male, female, and unisex if required by law) mortality table with projection using projection Scale G factors, assuming a maturity date in the year 2000. ("The 1983 Table a" mortality rates are adjusted based on improvements in mortality since 1983 to more appropriately reflect increased longevity. This is accomplished using a set of improvement factors referred to as projection scale G.) The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the mutual fund account and the target account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. The adjusted age is the annuitant's actual age nearest birthday, on the annuity commencement date, adjusted as follows:

     Annuity Commencement Date   Adjusted Age
     -------------------------   ------------
     Before 2001                 Actual Age
     2001-2010                   Actual Age minus 1
     2011-2020                   Actual Age minus 2
     2021-2030                   Actual Age minus 3
     2031-2040                   Actual Age minus 4
     After 2040                  As determined by AUSA Life

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units and are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount as of the first business day of each month.

Death Benefit

Adjusted Partial Withdrawal. The amount of your guaranteed minimum death benefit is reduced due to an adjusted partial withdrawal. The reduction amount depends on the relationship between your guaranteed minimum death benefit and policy value. The adjusted partial withdrawal in the guaranteed minimum death benefit is the sum of (1) and (2), where:
  (1) The surrender-charge-free withdrawal amount taken; and
  (2) The amount that an excess partial withdrawal (the portion of a withdrawal that can be subject to a surrender charge) reduces the policy value times [(a) divided by (b)] where:
    (a) is the amount of the death benefit prior to the excess partial withdrawal; and
    (b) is the policy value prior to the excess partial withdrawal.

The following examples describe the effect of a withdrawal on the guaranteed minimum death benefit and policy value.

                                   Example 1

-------------------------------------------------------------------------------
  $75,000 current guaranteed minimum death benefit before withdrawal
-------------------------------------------------------------------------------
  $50,000 current policy value before withdrawal
-------------------------------------------------------------------------------
  $75,000 current death benefit (larger of policy value and guaranteed minimum death benefit)
-------------------------------------------------------------------------------
       6% current surrender charge percentage
-------------------------------------------------------------------------------
  $15,000 requested withdrawal
-------------------------------------------------------------------------------
  $ 5,000 surrender charge-free amount (assumes 10% free percentage is available)
-------------------------------------------------------------------------------
  $10,000 excess partial withdrawal--(amount subject to surrender charge)
-------------------------------------------------------------------------------
  $   600 surrender charge on (excess partial withdrawal) = 0.06 * 10,000
-------------------------------------------------------------------------------
  $10,600 reduction in policy value due to excess partial withdrawal = 10,000 +
          600
-------------------------------------------------------------------------------
  $20,000 adjusted partial withdrawal = $5,000 + $10,000 * (75,000/50,000)
-------------------------------------------------------------------------------
  $55,000 new guaranteed minimum death benefit (after withdrawal) = 75,000 -
          20,000
-------------------------------------------------------------------------------
  $34,400 new policy value (after withdrawal) = 50,000 - 5,000 - 10,600

 Summary:
 Reduction in guaranteed minimum death benefit    =
 $20,000
 Reduction in policy value                = $15,600

Note, the guaranteed minimum death benefit is reduced more than the policy value since the guaranteed minimum death benefit was greater than the policy value just prior to the withdrawal.

                                   Example 2

------------------------------------------------------------------------------
  $50,000 current guaranteed minimum death benefit before withdrawal
------------------------------------------------------------------------------
  $75,000 current policy value before withdrawal
------------------------------------------------------------------------------
  $75,000 current death benefit (larger of policy value and guaranteed minimum death benefit)
------------------------------------------------------------------------------
       6% current surrender charge percentage
------------------------------------------------------------------------------
  $15,000 requested withdrawal
------------------------------------------------------------------------------
  $ 7,500 surrender charge-free amount (assumes 10% free percentage is available)
------------------------------------------------------------------------------
  $ 7,500 excess partial withdrawal--(amount subject to surrender charge)
------------------------------------------------------------------------------
  $   450 surrender charge on (excess partial withdrawal) = 0.06 * 7,500
------------------------------------------------------------------------------
  $ 7,950 reduction in policy value due to excess partial withdrawal =
          7,500+450
------------------------------------------------------------------------------
  $15,450 adjusted partial withdrawal = $7,500+$7,950 * (75,000/75,000)
------------------------------------------------------------------------------
  $34,550 new guaranteed minimum death benefit (after withdrawal) = 50,000-
          15,450
------------------------------------------------------------------------------
  $59,550 new policy value (after withdrawal) = 75,000-7,500-7,950

 Summary:
 Reduction in the guaranteed minimum death
 benefit                                    = $15,450
 Reduction in policy value                  = $15,450

Note, the guaranteed minimum death benefit and policy value are reduced by the same amount since the policy value was higher than the guaranteed minimum death benefit just prior to the withdrawal.

Due proof of death of the annuitant is proof that the annuitant who is the owner died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to AUSA Life will constitute due proof of death. Upon receipt of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as AUSA Life has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

If the annuitant was the owner, and the beneficiary was not the annuitant's spouse, the death benefit must (1) be distributed within five years of the date of the deceased owner's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the beneficiary's lifetime or for a period certain (so long as any period certain does not exceed the beneficiary's life expectancy). Death proceeds which are not paid to or for the benefit of a natural person must be distributed within five years of the date of the deceased owner's death. If the sole beneficiary is the deceased owner's surviving spouse, such spouse may elect to continue the policy as the new annuitant and owner instead of receiving the death benefit.

If the annuitant is not the owner, and the owner dies prior to the annuity commencement date, a successor owner may surrender the policy at any time for the amount of the policy value. If the successor owner is not the deceased owner's spouse, however, the policy value must be distributed: (1) within five years after the date of the deceased owner's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the successor owner's lifetime or for a period certain (so long as any period certain does not exceed the successor owner's life expectancy).

Beneficiary. The beneficiary designation in the application will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to AUSA Life. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by AUSA Life. AUSA Life will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally.

Death of Owner

Federal tax law requires that if any owner (including any joint owner or any successor owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See "Certain Federal Income Tax Consequences" for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant the owner may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on AUSA Life until a copy has been filed at its service office. The rights and benefits of the owner and beneficiary are subject to the rights of the assignee. AUSA Life assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless the owner so directs by filing written notice with AUSA Life, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary's creditors.

Ownership of qualified policies is restricted to comply with the Code.

Evidence of Survival

AUSA Life reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until AUSA Life receives such evidence.

Non-Participating

The policy will not share in AUSA Life's surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by AUSA Life and approved by one of AUSA Life's officers. No registered representative has authority to change or waive any provision of the policy.

AUSA Life reserves the right to amend the policies to meet the requirements of the Code, regulations or published rulings. An owner can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their spouse or minor children, or by an officer, director, trustee or bona-fide full-time employee of AUSA Life or its affiliated companies or their spouse or minor children. In such a case, AUSA Life may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs AUSA Life experiences on those purchases. The credit will be reported to the Internal Revenue Service as taxable income to the employee or registered representative. AUSA Life may offer certain employer sponsored savings plans, in its discretion, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which AUSA Life is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

                    CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy
The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of the owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the "designated beneficiary" as defined in Section 72(s) of the Code. However, if upon such owner's death prior to the annuity commencement date, such owner's surviving spouse becomes the sole new owner under the policy, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the designated beneficiary of an owner/annuitant and the successor owner is the designated beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner, and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

Withholding. The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified policies, "eligible rollover distributions" from Section 401(a) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

Qualified Policies. The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.

For qualified plans under section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

AUSA Life makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) the total premium payments for any calendar year may not exceed $2,000, except in the case of a rollover amount or contribution under Section 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv)
annuity payments or withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; and (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value. Policies intended to qualify as a traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

No part of the funds for an individual retirement account (including a Roth
IRA) or annuity should be invested in a life insurance contract, but the regulations thereunder allow such funds to be invested in an annuity contract that provides a death benefit that equals the greater of the premiums paid or the cash value for the contract. The policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the policy as an IRA. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the policy, comports with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $2,000. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000) or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in an pension or profit sharing plan. Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political sub-divisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-government Section 457 plans all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, an annuity contract held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the policy value as of the close of the taxable year and all previous distributions under the policy over (ii) the sum of the premium payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. Notwithstanding the preceding sentences in this paragraph, Section 72(u) of the Code does not apply to (i) a policy where the nominal owner is not a natural person but the beneficial owner of which is a natural person, (ii) a policy acquired by the estate of a decedent by reason of such decedent's death,
(iii) a qualified policy (other than one qualified under Section 457) or (iv) a single-payment annuity where the annuity commencement date is no later than one year from the date of the single premium payment; instead, such policies are taxed as described above under the heading "Taxation of Annuities."

Taxation of AUSA Life
AUSA Life at present is taxed as a life insurance company under part I of Subchapter L of the Code. The mutual fund account and the target account are treated as part of AUSA Life and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. AUSA Life does not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the mutual fund account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the mutual fund account for federal income taxes. If, in future years, any federal income taxes are incurred by AUSA Life with respect to the mutual fund account or the target account, AUSA Life may make a charge to that account.

                             INVESTMENT EXPERIENCE

An "investment experience factor" is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a mutual fund subaccount or target series subaccount are credited in the form of accumulation units. Each mutual fund subaccount or target series subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the mutual fund subaccount or target series subaccount by the accumulation unit value of the mutual fund subaccount or target series subaccount as of the end of the valuation period during which the allocation is made. For each mutual fund subaccount or target series subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying funds less any applicable charges or fees.

Upon allocation to the selected mutual fund subaccount or target series subaccount, premium payments are converted into accumulation units of the mutual fund subaccount or target series subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each mutual fund subaccount or target series subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the service office or, in the case of the initial premium payment, when the application is completed, whichever is later. The value of an accumulation unit for each mutual fund subaccount was arbitrarily established at $1 and at $10 for each target series subaccount at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

For the mutual fund account and the target account, an index (the "investment experience factor") which measures the investment performance of a subaccount during a valuation period is used to determine the value of an accumulation unit for the next subsequent valuation period. The investment experience factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same from one valuation period to the next. The owner bears this investment risk. The Net Investment Performance of a subaccount and deduction of certain charges affects the accumulation unit value.

The investment experience factor for any mutual fund subaccount or target series subaccount for any valuation period is determined by dividing (a) by
(b), and subtracting (c) from the result, where:

  (a) is the net result of:

    (1) the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

    (2) The per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

    (3) a per share credit or charge for any taxes determined by AUSA Life to have resulted from the investment operations of the subaccount and for which it has created a reserve;

  (b) is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

  (c) is the charge for mortality and expense risk during the valuation period equal on an annual basis to X percent of the daily net asset value of the subaccount, where "X" depends on the Death Benefit Option and policy year, plus the 0.15% annual administrative charge.

              Illustration of Accumulation Unit Value Calculations

   Formula and Illustration for Determining the Investment Experience Factor
        (Assumes the Return of Premium Death Benefit is still in effect and that the policy is within the first seven policy years.)


Investment Experience Factor = (A + B-C)-E
                                -------
                                    D

 Where: A = The net asset value of an underlying fund share as of the end of the current valuation period.
            Assume................................................. A = $11.57

 B =        The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
            Assume...................................................... B = 0

 C =        The per share charge or credit for any taxes reserved for at the end of the current valuation period.
            Assume...................................................... C = 0

 D =        The net asset value of an underlying fund share at the end of the immediately preceding valuation period.
            Assume................................................. D = $11.40

 E = The daily deduction for mortality and expense risk fees and administrative charges, which totals 1.40% on an annual basis.
            On a daily basis = 0.0000380909

Then, the investment experience factor = (11.57 + 0-0)- 0.0000380909 = Z =
                                          -----------
                                             11.40
1.0148741898


        Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

 Where: A = The accumulation unit value for the immediately preceding valuation period.
            Assume...................................................... = $ X

 B =        The net investment factor for the current valuation period.
            Assume........................................................ = Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value And Annuity Payment Rates

For both the mutual fund account and the target account, the amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the Assumed Investment Return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the Assumed Investment Return. The value of a variable annuity unit in each mutual fund subaccount was established at $1.00, and at $10 for each target series subaccount, on the date operations began for that subaccount. For the mutual fund account, the value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

  (a) is the variable annuity unit value on the immediately preceding business day;

  (b) is the net investment factor of the valuation period; and

  (c) is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of 0.99986634 per day to recognize the 5% effective annual Assumed Investment Return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

For the target account, at the end of each valuation period, the annuity unit value is established by multiplying the value of an annuity unit determined at the end of the immediately preceding valuation period by a net investment factor for the current valuation period, and then multiplying that product by an investment result adjustment factor for the purpose of offsetting the effect of an assumed investment return of 5.0% per annum which is assumed in the annuity conversion rates for the contracts. The net investment factor for the target series subaccounts is very similar to the net investment factor for the mutual fund account, except that it is based upon the value of the assets in the subaccount, instead of the net asset value for a mutual fund share. The net investment factor includes a charge for mortality and expense risks, that is, the mortality and expense risk fee, and administrative charge.

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant.

              Illustration of Calculations for Annuity Unit Value
                         and Variable Annuity Payments

          Formula and Illustration for Determining Annuity Unit Value

Annuity unit value = A * B * C

 Where: A = Annuity unit value for the immediately preceding valuation period.
            Assume..........................................................= $X

 B =        Investment Experience Factor for the valuation period for which the annuity unit value is being calculated.
            Assume..........................................................=  Y

 C =        A factor to neutralize the Assumed Investment Return of 5% built into the annuity
            tables used. Assume.............................................=  Z

Then, the annuity unit value is:

  $X * Y * Z = $Q

               Formula and Illustration for Determining Amount of
                     First Monthly Variable Annuity Payment

First monthly variable annuity payment = A * B
                                         -----
                                         $1,000

 Where: A = The policy value as of the annuity commencement date.
            Assume..........................................................= $X

 B =        The annuity purchase rate per $1,000 based upon the option selected, the sex and
            adjusted age of the annuitant according to the tables contained in the policy.
            Assume..........................................................= $Y

Then, the first monthly variable annuity payment = $X * $Y = $Z
                                                   -------
                                                    1,000

      Formula and Illustration for Determining the Number of Annuity Units
              Represented by Each Monthly Variable Annuity Payment

Number of annuity units = A
                          -
                          B

 Where: A = The dollar amount of the first monthly variable annuity payment.
            Assume.................................................... . = $ X

 B =        The annuity unit value for the valuation date on which the first monthly payment is due.
            Assume.................................................... . = $ Y

Then, the number of annuity units = $X = Z
                                    --
                                    $Y

                          HISTORICAL PERFORMANCE DATA

Money Market Yields

AUSA Life may from time to time disclose the current annualized yield of the Endeavor Money Market Subaccount, which invests in the Endeavor Money Market Portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Endeavor Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account; having a balance of 1 unit of the Endeavor Money Market Subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and
(ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges; and (ii) the mortality and expense risk fee. Current Yield will be calculated according to the following formula:

                    Current Yield = ((NCS--ES)/UV) * (365/7)

Where:

 NCS   = The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-
         day period attributable to a hypothetical account having a balance of
         1 subaccount unit.

 ES    = Per unit expenses of the subaccount for the 7-day period.

 UV    = The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the Endeavor Money Market Subaccount will be lower than the yield for the Endeavor Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 7% to 0% of the amount of premium withdrawn based on the policy year since payment of the premium.

AUSA Life may also disclose the effective yield of the Endeavor Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

              Effective Yield = (1 + ((NCS - ES)/UV))/365///7/ - 1

Where:

 NCS   = The net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-
         day period attributable to a hypothetical account having a balance of
         1 subaccount unit.

 ES    = Per unit expenses of the subaccount for the 7-day period.

 UV    = The unit value on the first day of the 7-day period.

The yield on amounts held in the Endeavor Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Endeavor Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Endeavor Money Market Portfolio, the types and quality of portfolio securities held by the Endeavor Money Market Portfolio and its operating expenses. For the seven days ended December 31, 1999, the yield of the Endeavor Money Market Subaccount was 3.82%, and the effective yield was 3.89% for the Annual Step-Up Death Benefit. For the seven days ended December 31, 1999, the yield of the Endeavor Money Market Subaccount was 4.01%, and the effective yield was 4.09% for the Return of Premium Death Benefit.

Other Subaccount Yields

AUSA Life may from time to time advertise or disclose the current annualized yield of one or more of the mutual fund subaccounts and the target series subaccounts (except the Endeavor Money Market Subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by:
(i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, (iii) compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include
(i) the administrative charge and (ii) the Mortality and Expense Risk Charge. The 30-day yield is calculated according to the following formula:

                Yield = 2 * ((((NI - ES)/(U - UV)) + 1)/6/ - 1)

Where:

NI = Net investment income of the subaccount for the 30-day period attributable to the subaccount's unit.

ES = Expenses of the subaccount for the 30-day period.

U = The average number of units outstanding.

UV = The unit value at the close (highest) of the last day in the 30-day period.

Because of the charges and deductions imposed by the mutual fund account, the yield for a mutual fund subaccount will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 7% to 0% of the amount of the excess premium withdrawal based on the number of years since payment of the premium.

The yield on amounts held in the mutual fund subaccounts and the target series subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The types and quality of its investments and its operating expenses affect a subaccount's actual yield.

Total Returns

AUSA Life may from time to time also advertise or disclose total returns for one or more of the mutual fund subaccounts or the target series subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values, which AUSA Life calculates on each business day, based on the performance of the mutual fund account's underlying portfolio, and the target series subaccount's common shares, and the deductions for the mortality and expense risk fee and the administrative charges. The total return for each target series subaccount will also reflect the manager's fee and other operating expenses. Standard total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

                                P(1 + T)N = ERV

Where:

 T   = The average annual total return net of subaccount recurring charges.

 ERV = The ending redeemable value of the hypothetical account at the end of the period.

 P   = A hypothetical initial payment of $1,000.

 N   = The number of years in the period.

Other Performance Data

AUSA Life may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except assuming that the surrender charge percentage will be 0%.

AUSA Life may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the surrender charge percentage will be 0%.

                                CTR = (ERV/P)--1

Where:

 CTR   = The cumulative total return net of subaccount recurring charges for the period.

 ERV   = The ending redeemable value of the hypothetical investment at the end of the period.

 P     = A hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data for the same period, as well as for the required period, is also disclosed.

Adjusted Historical Performance Data--The Mutual Fund Account

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular mutual fund subaccount commenced operations. Such performance information for the mutual fund subaccounts will be calculated based on the performance of the various portfolios and the assumption that the mutual fund subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

                               THE TARGET ACCOUNT

Investment Strategy

The objective of each of the target series subaccounts is to provide an above-average total return through a combination of dividend income and capital appreciation. While the objectives of the target series subaccounts are the same, each target series subaccount follows a different investment strategy (set forth below) in order to achieve its stated objective.

Each target series subaccount will initially invest in equal amounts in the common stock described below for each target series subaccount (the common shares) determined as of a specified business day (initial stock selection date). The DowSM Target 10 Subaccount will invest in the common stock of the ten companies in the DJIA that have the highest dividend yield. The DowSM Target 5 Subaccount will invest in the common stock of the five companies with the lowest per share stock price of the ten companies in The DowSM Target 10 Subaccount. These stocks will be held for approximately one year.

At the initial stock selection date, a percentage relationship among the number of common shares in a target series subaccount will be established. When additional funds are deposited into the target series subaccount, additional common shares will be purchased in such numbers reflecting as nearly as practicable the percentage relationship of the number of common shares established at the initial purchase. Sales of common shares by the target series subaccount will likewise attempt to replicate the percentage relationship of common shares. The percentage relationship among the number of common shares in the target series subaccount should therefore remain stable. However, given the fact that the market price of such common shares will vary throughout the year, the value of the common shares of each of the companies as compared to the total assets of the target series subaccount will fluctuate during the year, above and below the proportion established on a stock selection date. On the last business day of the 12-month period following the preceding stock selection date (annual stock selection date), a new percentage relationship will be established among the number of common shares described above for each target series subaccount on such date. Common shares may be sold or new equity securities bought so that the target series subaccount is equally invested in the common stock of each company meeting the target series subaccount's investment criteria. Thus the target series subaccount may or may not hold equity securities of the same companies as the previous year. Any purchase or sale of additional common shares during the year will duplicate, as nearly as practicable, the percentage relationship among the number of common shares as of the annual stock selection date since the relationship among the value of the common shares on the date of any subsequent transactions may be different than the original relationship among their value.

The yield for each equity security listed on the DJIA is calculated by annualizing the last quarterly or semi-annual ordinary dividend declared and dividing the result by the market value of such equity security as of the close of business on the stock selection date.

The publishers of the DJIA are not affiliated with AUSA Life, Endeavor Management Co., or First Trust Advisers L.P. and have not participated in the creation of the target series subaccounts or the selection of the equity securities included therein. Any changes in the components of any of the respective indices made after a stock selection date will not cause a change in the identity of the common shares included in a target series subaccount, including any additional common shares purchased thereafter, until the next annual stock selection date.

Investors should note that the above criteria were applied and will in the future be applied to the common shares selected for inclusion in the target series subaccounts as of the respective stock selection date. Additional common shares, which were originally selected through this process, may be purchased throughout the year, as investors may continue to invest in the target series subaccounts, even though the yields on these common shares may have changed subsequent to the previous stock selection date. These common shares may no longer be included in the index, or may not meet a target series subaccount's selection criteria at that time, and therefore, such common shares would no longer be chosen for inclusion in the target series subaccounts if the selection process were to be performed again at that time. The equity securities selected as common shares and the percentage relationship among the number of shares will not change for purchase or sales by a target series subaccount until the next annual stock selection date.

Determination of Unit Value; Valuation of Securities

AUSA Life determines the unit value of each target series subaccount each business day. This daily determination of unit value is made by dividing the total assets of a target series subaccount, less all of its liabilities, by the total number of units outstanding at the time the determination is made. This is made as of the close of regular trading on the New York Stock Exchange, currently 4:00 p.m. New York time, unless the Exchange closes earlier. Purchases and redemptions will be effected at the time of determination of unit value next following the receipt of any purchase or redemption order deemed to be in good order.

Equity securities are valued at the last sale price on the exchange on which they are primarily traded or at the ask price on the NASDAQ system for unlisted national market issues, or at the last quoted bid price for securities in which there were no sales during the day or for unlisted securities not reported on the NASDAQ system. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates fair value as determined by the Board of Managers. Futures and option contracts that are traded on commodities or securities exchanges are normally valued at the settlement price on the exchange on which they are traded. Securities (other than short-term obligations) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Board of Managers of the target account.

The Board of Managers

The members of the Board of Managers of the target account, and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Unless otherwise indicated, the address of each member is 2101 East Coast Highway, Suite 300, Corona del Mar, California 92625.

       Name, Age and Address       Held With Registrant    During Past 5 Years
       ---------------------       -------------------- ------------------------
 */\Vincent J. McGuinness, Jr. (34)President and Chief  From February, 1997 to
                                   Financial Officer    December 1997, Executive
                                   (Treasurer)          Vice-President, Chief of
                                                        Operations, from March
                                                        1997 to October 1999,
                                                        Director, from December,
                                                        1997 to October 1999,
                                                        Chief Operating Officer
                                                        and from June, 1998 to
                                                        October 1999, Chief
                                                        Financial Officer, from
                                                        July 1999 to October
                                                        1999 Chief Executive
                                                        Officer of Endeavor
                                                        Group); from September
                                                        1996 to June 1997, and
                                                        from June 1998 to
                                                        October 1999, Chief
                                                        Financial Officer, since
                                                        May 1996 to December 31,
                                                        1999, Director, and from
                                                        June 1997 to October
                                                        1998, Executive Vice
                                                        President--
                                                        Administration, from
                                                        October 1998 to October
                                                        1999, President, and
                                                        from July 1999 to
                                                        October 1999 Chief
                                                        Executive Officer of
                                                        Endeavor Management Co.;
                                                        since August 1996, Chief
                                                        Financial Officer of VJM
                                                        Corporation (oil and
                                                        gas); from May 1996 to
                                                        January 1997, Executive
                                                        Vice President and
                                                        Director of Sales,
                                                        Western Division of
                                                        Transamerica Capital,
                                                        Inc.; since May 1996,
                                                        Chief Financial Officer
                                                        of McGuinness &
                                                        Associates; President,
                                                        Chief Financial Officer,
                                                        and Trustee of Endeavor
                                                        Series Trust.
 *Vincent J. McGuinness (65)       Manager              Until December 31, 1999,
  1901 Ocean Way                                        Director, Endeavor Group
  Laguana Beach, CA 92651                               and Endeavor Management
                                                        Co.; President of VJM
                                                        Corporation (oil and
                                                        gas); from February 1996
                                                        to.; since February 1996
                                                        President of McGuinness
                                                        & Associates; until July
                                                        1999, Chairman, Chief
                                                        Executive Officer and
                                                        Director of McGuinness &
                                                        Associates and VJM
                                                        Corporation; until July
                                                        1996 Chairman, Chief
                                                        Executive Officer and
                                                        Director of McGuinness
                                                        Group (insurance
                                                        marketing); from
                                                        September 1988 to July
                                                        1999, Chief Executive
                                                        Officer of Endeavor
                                                        Management Co.; until
                                                        October 1998, President
                                                        of Endeavor Management
                                                        Co.; Trustee, Endeavor
                                                        Series Trust.


      Name, Age and Address       Held With Registrant    During Past 5 Years
      ---------------------       -------------------- ------------------------
 Timothy A. Devine (65)                 Manager        President, Chief
  1424 Dolphin Terrace                                 Executive Officer,
  Corona del Mar, California                           Devine Properties, Inc.
  92625                                                (landscape contracting
                                                       and maintenance);
                                                       Consultant Plant
                                                       Control, Inc.; Trustee,
                                                       Endeavor Series Trust.

 Thomas J. Hawekotte (64)               Manager        President, Thomas
  6007 North Sheridan Road                             Hawekotte, P.C. (law
  Chicago, Illinois 60660                              practice); Trustee,
                                                       Endeavor Series Trust.

 Steven L. Klosterman (48)              Manager        Since July 1995,
  5973 Avenida Encinas, #300                           President of Klosterman
  Carlsbad, California 92008                           Capital Corporation
                                                       (investment adviser);
                                                       Investment Counselor,
                                                       Robert J. Metcalf &
                                                       Associates, Inc.
                                                       (investment adviser)
                                                       from August 1990 to June
                                                       1995; Trustee, Endeavor
                                                       Series Trust.

 Halbert D. Lindquist (53)              Manager        President, Lindquist and
  1650 E. Fort Lowell Road                             Associates (investment
  Suite 203                                            adviser) and since
  Tucson, Arizona 85719-2324                           December 1987 Tucson
                                                       Asset Management Inc.
                                                       (commodity trading
                                                       advisor), and since
                                                       November 1987, Presidio
                                                       Government Securities,
                                                       Incorporated
                                                       (broker/dealer); from
                                                       January 1998 to January
                                                       1999, Chief Investment
                                                       Officer and since
                                                       January 1999,
                                                       Consultant, Blackstone
                                                       Alternative Asset
                                                       Management; Trustee,
                                                       Endeavor Series Trust.

 Keith H. Wood (63)                     Manager        Since 1972, Chairman and
                                                       Chief Executive Officer
                                                       of Jamison, Eaton & Wood
                                                       (investment adviser) and
                                                       from 1978 to December
                                                       1997, President of Ivory
                                                       & Sime International,
                                                       Inc. (investment
                                                       adviser); since 1999,
                                                       President, Wood &
                                                       Anthony, LLC (investment
                                                       advisor); Trustee,
                                                       Endeavor Series Trust.

 Peter F. Muratore (67)                 Manager        From June 1989 to March
  Too Far                                              1998, President of OCC
  Posthouse Road                                       Distributors
  Morristown, NJ 07960                                 (broker/dealer), a
                                                       subsidiary of
                                                       Oppenheimer Capital;
                                                       Trustee, Endeavor Series
                                                       Trust.

 * Larry N. Norman (47)                 Manager        Vice President, AUSA
  4333 Edgewood Road N.E.                              Life Insurance Company,
  Cedar Rapids, Iowa 52499-0001                        Inc.


 Name, Age and Address   Held With Registrant         During Past 5 Years
 --------------------- ------------------------- ----------------------------
 Michael Pond (46)     Executive Vice            Since November 1, 1998,
                       President--Administration Executive Vice President--
                       and Compliance            Administration and
                                                 Compliance of Transamerica
                                                 Capital, Inc.; from November
                                                 1, 1998 to October 1999,
                                                 Executive Vice President--
                                                 Administration and
                                                 Compliance and Chief
                                                 Investment Officer of
                                                 Endeavor Management Co.;
                                                 since October 1999,
                                                 President, Chief Executive
                                                 Officer and Chief Investment
                                                 Officer of Endeavor
                                                 Management Co.; from
                                                 November 1991 to November
                                                 1996, Chairman and
                                                 President, the Preferred
                                                 Group of Mutual Funds; from
                                                 October 1989 to November
                                                 1996, President of
                                                 Caterpillar Securities, Inc.
                                                 and Caterpillar Investment
                                                 Manager, Ltd.

 Gail A. Hanson (57)   Secretary                 Since September 1994, Vice
                                                 President for PFPC Inc.
                                                 (formerly known as First
                                                 Data Investor Services
                                                 Group, Inc.) (mutual fund
                                                 adminstration).

-------------------------
* An "interested person" of the target account as defined in the 1940 Act. /\ Vincent J. McGuinness, Jr. is the son of Vincent J. McGuinness.

The "rules and regulations" of the target account provide that the target account will indemnify its Board of Managers and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the target account, except if it is determined in the manner specified in the rules and regulations that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the target account or that such indemnification would relieve any officer or member of the Board of Managers of any liability to the target account or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. The target account, at its expense, provides liability insurance for the benefit of its Board of Managers and officers.

Compensation. For the period ended December 31, 1999, the following compensation was paid to members of the Board of Managers:

                                                                     Total
                                                                  Compensation
                                                                  From Account
                                                      Aggregate     and Fund
                                                     Compensation Complex Paid
          Name of Person                             From Account to Managers
          --------------                             ------------ ------------
Vincent J. McGuinness                                    -0-          -0-
Timothy A. Devin                                        $1,400      $19,400
Thomas J. Hawekotte                                     $1,400      $19,900
Steven L. Klosterman                                    $1,400      $20,400
Halbert D. Lindquist                                    $1,300      $19,300
Keith H. Wood                                           $1,400      $19,900
Vincent J. McGuinness, Jr.                               -0-          -0-
William L. Busler (retired as of November 15, 1999)      -0-          -0-
Peter F. Muratore                                       $1,400      $19,900
Larry N. Norman                                          -0-          -0-

The Investment Advisory Services

First Trust Advisors L.P. (the "adviser") is the target account's investment adviser. The adviser manages the assets of each target series subaccount, consistent with the investment objective and policies described herein and in the prospectus, pursuant to investment advisory agreements (the "advisory agreements") with Endeavor Management Co., the target account's manager.

The adviser's address is 1001 Warrenville Road, Lisle, Illinois 60532. First Trust Advisers L.P. is a limited partnership with one limited partner, Grace Partners of Dupage L.P., and one general partner, Nike Securities Corporation. Grace Partners of Dupage L.P. is a limited partnership with one general partner, Nike Securities Corporation, and a number of limited partners. Nike Securities Corporation is an Illinois corporation controlled by the Robert Donald Van Kampen family.

Under the advisory agreements, the investment adviser provides each target series subaccount with discretionary investment services. Specifically, the adviser is responsible for supervising and directing the investments of each target series subaccount in accordance with each target series subaccount's investment objective, program, and restrictions as provided in the prospectus and this SAI. The investment adviser is also responsible for effecting all security transactions on behalf of each target series subaccount.

As compensation for its services, the adviser receives a fee of 0.35% of the average daily net assets of each target series subaccount, which is paid by the manager. No fees were paid prior to December 31, 1999 because the target account had not commenced operations as of that date. Each target series subaccount's advisory agreement also provides that the adviser, its directors, officers, employees, and certain other persons performing specific functions for the target series subaccounts will only be liable to the target series subaccount for losses resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

The adviser is also the portfolio supervisor of certain unit investment trusts sponsored by Nike Securities L.P. ("Nike Securities") which are substantially similar to the target series subaccounts in that they have the same investment objectives as the target series subaccounts but have a life of approximately one year. Nike Securities specializes in the underwriting, trading and distribution of unit investment trusts and other securities. Nike Securities, an Illinois limited partnership formed in 1991, acts as sponsor for successive series of The First Trust Combined Series, The First Trust Special Situations Trust, the First Trust Insured Corporate Trust, The First Trust of Insured Municipal Bonds and the First Trust GNMA. First Trust introduced the first insured unit investment trust in 1974 and to date more than $11 billion in First Trust unit investment trusts have been deposited.

The Manager

The target account is managed by Endeavor Management Co. ("the manager") which, subject to the supervision and direction of the target account's Board of Managers, has overall responsibility for the general management and administration of the target account. All of the outstanding common stock of Endeavor Management Co. is owned by AUSA Holding Company, an affiliate of AUSA Life.

The manager is responsible for providing investment management to the target account and in the exercise of such responsibility selects an investment adviser for each of the target series subaccounts (the "adviser") and monitors the adviser's investment program and results, reviews brokerage matters, oversees compliance by the target account with various federal and state statutes, and carries out the directives of the Board of Managers. The manager is responsible for providing the target account with office space, office equipment, and personnel necessary to operate and administer the target account's business, and also supervises the provision of services by third parties such as the target account's custodian, transfer agent and administrator. Pursuant to an administration agreement, PFPC, Inc. assists the manager in the performance of its administrative responsibilities to the target account. For its administrative responsibilities, the target account pays PFPC, Inc. a fee of $10,000 per annum per subaccount and reimburses out-of-pocket fees.

As compensation for its services, the manager receives a fee equal to 0.75% of the average daily net assets of each target series subaccount. No fees were paid prior to December 31, 1999 because the target account had not commenced operations as of that date.

Operating Expenses

In addition to the management fees, the target account pays all expenses not assumed by the manager, including, without limitation, expenses for legal, accounting and auditing services, interest, taxes, costs of printing and distributing reports to shareholders, proxy materials and prospectuses, charges of its custodian, transfer agent and dividend disbursing agent, registration fees, fees and expenses of the Board of Managers who are not affiliated persons of the manager or an adviser, insurance, brokerage costs, litigation, and other extraordinary or nonrecurring expenses. All general target account expenses are allocated among and charged to the assets of the target series subaccounts on a basis that the Board of Managers deems fair and equitable, which may be on the basis of relative net assets of each target series subaccount or the nature of the services performed and relative applicability to each target series subaccount. The manager has agreed to limit each target series subaccount's management fee and operating expenses during its first year of operations to an annual rate of 1.30% of the target series subaccount's average net assets. (This limit does not include other fees and deductions such as the mortality and expense risk fee, and administrative charge.)

Transfer Agent and Custodian

Boston Safe Deposit and Trust Company holds all cash and securities of each target series subaccount as custodian. PFPC, Inc., located at 4400 Computer Drive, Westborough, Massachusetts 01581, serves as transfer agent for the target account.

Brokerage Allocation

The adviser invests all assets of the target series subaccounts in common stock and incurs brokerage costs in connection therewith.

Allocations of transactions by the target series subaccounts, including their frequency, to various dealers is determined by the adviser in its best judgment and in a manner deemed to be in the best interest of the investors in the target series subaccount rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Purchases and sales of securities may be principal transactions; that is, securities may be purchased directly from the issuer or from an underwriter or market maker for the securities. Any transactions for which the target series subaccounts pays a brokerage commission will be effected at the best price and execution available. Purchases from underwriters of securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and the asked price. Brokerage may be allocated based on the sale of policies by dealers or activities in support of sales of the policies. The target account has adopted a Brokerage Enhancement Plan, whereby all or a portion of certain brokerage commissions paid by the target series subaccounts may be allocated or credited to the distributor or other entities marketing the policies, to help finance sales activities.

The target account did not pay compensation to any affiliated broker of Endeavor Management Co. or First Trust Advisors L.P. during 1999.

Investment Restrictions

Fundamental policies of the target series subaccounts may not be changed without the approval of the lesser of (1) 67% of the persons holding voting interests (generally owners) present at a meeting if the holders of more than 50% are present in person or by proxy or (2) more than 50% of the persons holding voting interests. Other restrictions, in the form of operating policies, are subject to change by the Board of Managers without the approval of persons holding a voting interest. Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by, a target series subaccount.

Fundamental Policies

As a matter of fundamental policy, each target series subaccount may not:

  . Borrowing. Borrow money, except each target series subaccount may borrow as a temporary measure for extraordinary or emergency purposes, and then only in amounts not exceeding 30% of its total assets valued at market. Each target series subaccount will not borrow in order to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely investment liquidations;

  . Loans. Make loans, although the target series subaccounts may purchase money market securities and enter into repurchase agreements; and they may lend their common shares.

  .  Margin. Purchase securities on margin;

  . Mortgaging. Mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the target series subaccounts as security for indebtedness except as may be necessary in connection with permissible borrowings, in which event such mortgaging, pledging, or hypothecating may not exceed 30% of each target series subaccount's total assets, valued at market;

  .  Real Estate. Purchase or sell real estate;

  . Senior Securities. Issue senior securities (except permitted borrowings);

  .  Short Sales. Effect short sales of securities; or

  . Underwriting. Underwrite securities issued by other persons, except to the extent the target series subaccounts may be deemed to be underwriters within the meaning of the Securities Act of 1933 in connection with the purchase and sale of their portfolio securities in the ordinary course of pursuing their investment programs.

In addition, as a matter of fundamental policy, each target series subaccount may engage in futures and options transactions and hold warrants.

The investment objective of each target series subaccount is also a fundamental policy and may not be changed without the necessary approval described above.

Operating Policies

As a matter of operating policy, each target series subaccount may not:

  . Control of Companies. Invest in companies for the purpose of exercising management or control;

  . Illiquid Securities. Purchase a security if, as a result of such purchase, more than 15% of the value of each target series subaccount's net assets would be invested in illiquid securities or other securities that are not readily marketable; or

  . Oil and Gas Programs. Purchase participations or other direct interests or enter into leases with respect to, oil, gas, other mineral exploration or development program.

Options and Futures Strategies

A target series subaccount may at times seek to hedge against either a decline in the value of its portfolio securities or an increase in the price of securities which the adviser plans to purchase through the writing and purchase of options and the purchase or sale of future contracts and related options. Expenses and losses incurred as a result of such hedging strategies will reduce a target series subaccount's current return.

The ability of a target series subaccount to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore no assurance can be given that a target series subaccount will be able to utilize these instruments effectively for the purposes stated below.

Writing Covered Options on Securities. A target series subaccount may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as the adviser determines is appropriate in seeking to attain the target series subaccount's investment objective. Call options written by a target series subaccount give the holder the right to buy the underlying security from the target series subaccount at a stated exercise price; put options give the holder the right to sell the underlying security to the target series subaccount at a stated price.

A target series subaccount may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options. A put option would be considered "covered" if the target series subaccount owns an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. A call option is covered if the target series subaccount owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period. A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the target series subaccount owns or has the right to acquire. In the case of a call written for cross-hedging purposes or a put option, the target series subaccount will maintain in a segregated account at the target series subaccount's custodian bank cash or short-term U.S. government securities with a value equal to or greater than the target series subaccount's obligation under the option. A target series subaccount may also write combinations of covered puts and covered calls on the same underlying security.

A target series subaccount will receive a premium from writing an option, which increases the target series subaccount's return in the event the option expires unexercised or is terminated at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security. By writing a call option, a target series subaccount will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a target series subaccount will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds the market price plus the amount of the premium received.

A target series subaccount may terminate an option, which it has written prior to its expiration, by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The target series subaccount will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the target series subaccount.

Purchasing Put and Call Options on Securities. A target series subaccount may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This protection is provided during the life of the put option since the target series subaccount, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security's market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, any profit which the target series subaccount might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.

A target series subaccount may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the target series subaccount, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this matter, any profit which the target series subaccount might have realized had it brought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.

No target series subaccount intends to purchase put or call options if, as a result of any such transaction, the aggregate cost of options held by the target series subaccount at the time of such transaction would exceed 5% of its total assets.

Limitations. A target series subaccount will not purchase or sell futures contracts or options on futures contracts for non-hedging purposes if, as a result, the sum of the initial margin deposits on its existing futures contracts and related options positions and premiums paid for options on futures contracts would exceed 5% of the net assets of the target series subaccount unless the transaction meets certain "bona fide hedging" criteria.

Risks of Options and Futures Strategies. The effective use of options and futures strategies depends, among other things, on a target series subaccount's ability to terminate options and futures positions at times when the adviser deems it desirable to do so. Although a target series subaccount will not enter into an option or futures position unless the adviser believes that a liquid market exists for such option or future, there can be no assurance that a target series subaccount will be able to effect closing transactions at any particular time or at an acceptable price. The adviser generally expects that options and futures transactions for the target series subaccounts will be conducted on recognized exchanges. In certain instances, however, a target series subaccount may purchase and sell options in the over-the-counter market. The staff of the SEC considers over-the-counter options to be illiquid. A target series subaccount's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the target series subaccount.

The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of the securities that are the subject of the hedge. The successful use of these strategies also depends on the ability of the target series subaccounts' adviser to forecast correctly interest rate movements and general stock market price movements. The risk increases as the composition of the securities held by the target series subaccount diverges from the composition of the relevant option or futures contract.

Securities Lending

Each target series subaccount may also lend common shares to broker-dealers and financial institutions to realize additional income. As an operating policy, the target series subaccounts will not lend common shares or other assets, if as a result, more than 33% of each subaccount's total assets would be lent to other parties. Under applicable regulatory requirements (which are subject to change), the following conditions apply to securities loans: (a) the loan must be continuously secured by liquid assets maintained on a current basis in an amount at least equal to the market value of the securities loaned; (b) each target series subaccount must receive any dividends or interest paid by the issuer on such securities; (c) each target series subaccount must have the right to call the loan and obtain the securities loaned at any time upon notice of not more than five business days, including the right to call the loan to permit voting of the securities; and (d) each target series subaccount must receive either interest from the investment of collateral or a fixed fee from the borrower.

Securities loaned by a target series subaccount remain subject to fluctuations in market value. A target series subaccount may pay reasonable finders, custodian and administrative fees in connection with a loan. Securities lending, as with other extensions of credit, involves the risk that the borrower may default. Although securities loans will be fully collateralized at all times, a target series subaccount may experience delays in, or be prevented from, recovering the collateral. During the period that the target series subaccount seeks to enforce its rights against the borrower, the collateral and the securities loaned remain subject to fluctuations in market value. The target series subaccount does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if it was considered important with respect to the investment. A target series subaccount may also incur expenses in enforcing its rights. If a target series subaccount has sold a loaned security, it may not be able to settle the sale of the security and may incur potential liability to the buyer of the security on loan for its costs to cover the purchase.

Tax Limitation

Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under
Section 817(h) (Treas. Reg.(S)1.817-5) apply a diversification requirement to each of the subaccounts of the target account. To qualify as "adequately diversified," each subaccount may have:

  . No more than 55% of the value of its total assets represented by any one investment;

  . No more than 70% of the value of its total assets represented by any two investments;

  . No more than 80% of the value of its total assets represented by any three investments; and

  . No more than 90% of the value of its total assets represented by any four investments.

The target account, through the target series subaccounts, intends to comply with the section 817(h) diversification requirements. AUSA Life has entered into an agreement with the manager, who in turn, has entered into a contract with the adviser, that requires the target series subaccounts be operated in compliance with Treasury regulations. Therefore, each target series subaccount may deviate from its stated strategy to the extent necessary to comply with these requirements.

                               PUBLISHED RATINGS

AUSA Life may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Duff & Phelps Credit Rating Co. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of AUSA Life. The ratings should not be considered as bearing on the investment performance of assets held in the mutual fund account or the target account or of the safety or riskiness of an investment in the mutual fund account or target account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of AUSA Life as measured by Standard & Poor's Insurance Ratings Services, Moody's Investors Service or Duff & Phelps Credit Rating Co. may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. Claims-paying ability ratings do not refer to an insurer's ability to meet non-policy obligations (i.e., debt/commercial paper).

                         STATE REGULATION OF AUSA LIFE

AUSA Life is subject to the laws of New York governing insurance companies and to regulation by the New York Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering the operation of AUSA Life for the preceding year and its financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine AUSA Life's contract liabilities and reserves so that the Department may determine the items are correct. AUSA Life's books and accounts are subject to review by the Department of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, AUSA Life is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                              RECORDS AND REPORTS

All records and accounts relating to the mutual fund account and the target account will be maintained by AUSA Life. As presently required by the 1940 Act and regulations promulgated thereunder, AUSA Life will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.

                          DISTRIBUTION OF THE POLICIES

The policies are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the policies is continuous and AUSA Life does not anticipate discontinuing the offering of the policies, however, AUSA Life reserves the right to do so.

AFSG Securities Corporation, an affiliate of AUSA Life, is the principal underwriter of the policies and may enter into agreements with broker/dealers for the distribution of the policies. During 1999 and 1998 the amount paid to AFSG Securities Corporation was $310,880.08 and $202,758.60, respectively. Prior to May 1, 1998, AEGON USA Securities, Inc. (also an affiliate of AUSA
Life) was the principal underwriter.

During 1998 and 1997, the amount paid to AEGON USA Securities, Inc. and/or broker/dealers for their services was $412,538.27 and $1,430,319.48, respectively.

The target account has adopted a distribution plan in accordance with Rule 12b-1 under the 1940 Act for the distribution expenses (the "distribution plan") because a portion of the mortality and expense risk fee (0.15% of separate account assets) may be deemed to be a distribution charge. The distribution plan has been approved by a majority of the disinterested members of the Board of Managers of the target account. The distribution plan is designed to partially compensate AUSA Life for the cost of distributing the policies. Charges under the distribution plan will be used to support marketing efforts, training of representatives and reimbursement of expenses incurred by broker/dealers who sell the policies, and will be based on a percentage of the daily net assets of the target account. The distribution plan may be terminated at any time by a vote of a majority of the disinterested members of the target account's Board of Managers, or by a vote of the majority of its outstanding shares.

                                 VOTING RIGHTS

The Mutual Fund Account

To the extent required by law, AUSA Life will vote the underlying funds' shares held by the mutual fund account at regular and special shareholder meetings of the underlying funds in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying funds hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result AUSA Life determines that it is permitted to vote the underlying funds' shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund for determining shareholders eligible to vote at the meeting of the underlying fund. AUSA Life will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund. Portfolio shares as to which no timely instructions are received and shares held by AUSA Life in which you, or other persons entitled to vote, have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

The Target Account

The target account is the legal owner of the common stock held in the target series subaccounts and as such has the right to vote upon any matter that may be voted by shareholders. However, you or persons receiving income payments may vote on certain aspects of the governance of the target series subaccounts. Matters on which persons holding voting interests may vote include the following: (1) approval of any change in the investment advisory agreement corresponding to a target series subaccount; (2) any change in the fundamental investment policies of a target series subaccount; or
(3) any other matter requiring a vote of persons holding voting interests in the target series subaccount. With respect to approval of the investment advisory agreements or any change in a fundamental investment policy, owners participating in that target series subaccount will vote separately on the matter pursuant to the requirements of Rule 18f-2 under the 1940 Act.

Before the annuity commencement date, you hold the voting interest in the selected target series subaccounts. The number of votes that you have will be calculated separately for each target series subaccount. The number of votes that you have for a target series subaccount will be determined by dividing your policy value in the target series subaccount into the total assets of the target series subaccount and multiplying this by the total number of votes.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable target series subaccount into the total assets of the target series subaccount and multiplying this by the total number of votes.

AUSA Life does not intend to hold annual or other periodic meetings of owners. AUSA Life will solicit proxies by sending you or other persons entitled to vote written requests for proxies prior to the vote. Where timely proxies are not received, the voting interests will be voted in proportion to the proxies that are received with respect to all policies participating in the same target series subaccount.

AUSA Life may, if required by state insurance officials, disregard proxies which would require voting to cause a change in the subclassification or investment objectives or policies of one or more of the target series subaccounts, or to approve or disapprove an investment adviser or principal underwriter for one or more of the target series subaccounts. In addition, AUSA Life may disregard proxies that would require changes in the investment objectives or policies of any target series subaccount or in an investment adviser or principal underwriter, if AUSA Life reasonably disapproves those changes in accordance with applicable federal regulations. If AUSA Life disregards proxies, it will advise those persons who may give proxies of that action and its reasons for the action in the next semiannual report.

                                 OTHER PRODUCTS

AUSA Life may make other variable annuity policies available that may also be funded through the mutual fund account and/or the target account. These variable annuity policies may have different features, such as different investment options or charges.

                               CUSTODY OF ASSETS

The assets of each of the mutual fund subaccounts and the target series subaccounts are held by AUSA Life. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from AUSA Life's general account assets. AUSA Life maintains records of all purchases and redemptions of shares of the underlying funds held by each of the mutual fund subaccounts, and of all purchases and sales of common stock held by each of the target series subaccounts. Additional protection for the assets of the mutual fund account and the target account is afforded by AUSA Life's fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of AUSA Life.

                                 LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice for AUSA Life relating to certain matters under the federal securities laws applicable to the issue and sale of the policies.

                              INDEPENDENT AUDITORS

The statutory-basis financial statements of AUSA Life as of December 31, 1999 and 1998, and for each of the three years in the period ended December 31, 1999, and the financial statements of subaccounts of the AUSA Endeavor Variable Annuity Account, which are available for investment by The Endeavor Variable Annuity contract owners as of December 31, 1999, and for each of the two years in the period then ended, included in this SAI have been audited by Ernst & Young LLP, Independent Auditors, 801 Grand Avenue, Suite 3400, Des Moines, Iowa, 50309.

There are no financial statements of the target account because it had not commenced operations as of December 31, 1999.

                               OTHER INFORMATION

A registration statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                              FINANCIAL STATEMENTS

The values of the interest of owners in the mutual fund account or the target account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of the AUSA Endeavor Variable Annuity Account, which are available for investment by The Endeavor Variable Annuity contract owners, are contained herein. There are no financial statements of the target account because it had not commenced operations as of the date of this SAI. The statutory-basis financial statements of AUSA Life, which are included in this SAI, should be considered only as bearing on the ability of AUSA Life to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the mutual fund account or the target account.

                             Financial Statements - Statutory Basis

                               AUSA Life Insurance Company, Inc.

                          Years ended December 31, 1999, 1998 and 1997
                              with Report of Independent Auditors

                       AUSA Life Insurance Company, Inc.

                    Financial Statements - Statutory Basis

                 Years ended December 31, 1999, 1998 and 1997



                                    Contents

Report of Independent Auditors..................................  1

Audited Financial Statements

Balance Sheets - Statutory Basis................................  3
Statements of Operations - Statutory Basis......................  5
Statements of Changes in Capital and Surplus - Statutory Basis..  6
Statements of Cash Flow - Statutory Basis.......................  7
Notes to Financial Statements - Statutory Basis.................  8

                        Report of Independent Auditors

The Board of Directors
AUSA Life Insurance Company, Inc.

We have audited the accompanying statutory-basis balance sheets of AUSA Life Insurance Company, Inc., an indirect wholly-owned subsidiary of AEGON N.V., as of December 31, 1999 and 1998 and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the "Separate Account Assets" and "Separate Account Liabilities" in the statutory-basis balance sheets of the Company. The Separate Account financial statements were audited by other auditors whose reports have been furnished to us, and our opinion, insofar as it relates to the data included for the Separate Accounts, is based solely upon the reports of the other auditors.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits and the reports of other auditors provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of AUSA Life Insurance Company, Inc. at December 31, 1999 and 1998, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1999.

However, in our opinion, based on our audits and the reports of other auditors, the financial statements referred to above present fairly, in all material respects, the financial position of AUSA Life Insurance Company, Inc. at December 31, 1999 and 1998, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 1999, in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York.

                                    /s/ Ernst & Young LLP

Des Moines, Iowa
February 18, 2000

                       AUSA Life Insurance Company, Inc.

                       Balance Sheets - Statutory Basis
                 (Dollars in thousands, except per share data)



                                                                    December 31
                                                                1999            1998
                                                         --------------------------------
Admitted assets
Cash and invested assets:
 Bonds                                                        $ 3,864,509     $ 4,151,780
 Stocks:
  Preferred                                                         6,789           2,582
  Common, at market (cost: $14 in 1999 and 1998)                        2               2
 Mortgage loans on real estate                                    449,603         413,107
 Real estate acquired in satisfaction of debt, at cost
  less accumulated depreciation ($1,239 in 1999 and
  $2,474 in 1998)                                                  16,865          33,986
 Policy loans                                                       3,276           3,181
 Cash and short-term investments                                   81,390          61,065
 Other invested assets                                             62,759          30,795
 Short-term notes receivable from affiliates                      136,300          10,400
                                                         --------------------------------
Total cash and invested assets                                  4,621,493       4,706,898

Receivable from affiliates                                         17,851          14,731
Premiums deferred and uncollected                                   6,572           6,408
Accrued investment income                                          58,103          64,859
Federal income taxes recoverable                                        -             527
Other assets                                                       14,901          12,567
Separate account assets                                         6,881,195       6,517,152



                                                         --------------------------------
Total admitted assets                                         $11,600,115     $11,323,142
                                                         ================================

                                                                     December 31
                                                                1999            1998
                                                         --------------------------------
Liabilities and capital and surplus
Liabilities:
 Aggregate reserves for policies and contracts:
  Life                                                        $   138,147     $   109,132
  Annuity                                                         796,401         868,294
  Accident and health                                              16,432          16,416
 Policy and contract claim reserves:
  Life                                                              5,004           4,927
  Accident and health                                               8,190          10,302
 Other policyholders' funds                                     3,145,632       3,267,417
 Remittances and items not allocated                               44,643          58,724
 Asset valuation reserve                                           82,997          84,077
 Interest maintenance reserve                                      27,244          37,253
 Deferred interest on assets purchased                                733           5,230
 Payable under assumption reinsurance agreement                    39,118          52,837
 Other liabilities                                                 23,566           7,422
 Federal income taxes payable                                       4,507               -
 Separate account liabilities                                   6,874,006       6,497,865
                                                         --------------------------------
Total liabilities                                              11,206,620      11,019,896

Commitments and contingencies (Note 10)

Capital and surplus:
 Common stock, $125 par value, 20,000 shares authorized,
  issued and outstanding                                            2,500           2,500
 Paid-in surplus                                                  319,180         319,180
 Special surplus funds                                              2,017           1,827
 Unassigned surplus (deficit)                                      69,798         (20,261)
                                                         --------------------------------
Total capital and surplus                                         393,495         303,246
                                                         --------------------------------
Total liabilities and capital and surplus                     $11,600,115     $11,323,142
                                                         ================================

See accompanying notes.

                       AUSA Life Insurance Company, Inc.

                  Statements of Operations - Statutory Basis
                            (Dollars in thousands)


                                                                 Year ended December 31
                                                        1999              1998              1997
                                                  -----------------------------------------------------
Revenue:
 Premiums and other considerations, net of
  reinsurance:
  Life                                                 $   48,276        $   22,664        $   71,899
  Annuity                                               1,475,991         1,132,120         1,199,470
  Accident and health                                      29,748            32,869            39,999
 Net investment income                                    325,049           345,660           341,540
 Amortization of interest maintenance reserve               4,078             6,116             3,392
 Commissions and expense allowances on
  reinsurance ceded                                           424               302               374
 Separate account fee income                               51,872            43,525                 -
 Other income                                               5,531                 -            17,240
                                                -----------------------------------------------------
                                                        1,940,969         1,583,256         1,673,914
Benefits and expenses:
 Benefits paid or provided for:
  Life and accident and health benefits                    32,871            32,464            39,045
  Surrender benefits                                    1,937,450         1,117,653         1,175,051
  Other benefits                                           21,747            20,886            14,316
  Increase (decrease) in aggregate reserves for
   policies and contracts:
   Life                                                    29,016             5,762            52,500
   Annuity                                                (71,893)          (42,781)           65,982
   Accident and health                                         16              (131)           (1,357)
   Other                                                      778               (67)              580
  Increase (decrease) in liability for premium
   and other deposit type funds                          (122,644)           85,461            92,280
                                                -----------------------------------------------------
                                                        1,827,341         1,219,247         1,438,397
 Insurance expenses:
  Commissions                                              50,265            69,009            79,099
  General insurance expenses                               58,034            95,169            92,613
  Taxes, licenses and fees                                  1,836             1,466             3,717
  Net transfers to (from) separate accounts               (79,470)          174,435            42,490
  Other                                                       (16)              978               181
                                                -----------------------------------------------------
                                                           30,649           341,057           218,100
                                                -----------------------------------------------------
                                                        1,857,990         1,560,304         1,656,497
                                                -----------------------------------------------------
Gain from operations before federal income tax
 expense and net realized capital gains on
 investments                                               82,979            22,952            17,417
Federal income tax expense                                  7,976             4,021             5,247
                                                -----------------------------------------------------
Gain from operations before net realized
 capital gains on investments                              75,003            18,931            12,170
Net realized capital gains on investments (net
 of related federal income taxes and amounts
 transferred to interest maintenance reserve)              11,471             3,770               831
                                                -----------------------------------------------------
Net income                                             $   86,474        $   22,701        $   13,001
                                                =====================================================

See accompanying notes.

                       AUSA Life Insurance Company, Inc.

                     Statements of Changes in Capital and
                           Surplus - Statutory Basis
                            (Dollars in thousands)

                                                                      Special      Unassigned             Total
                                             Common     Paid-in       Surplus        Surplus             Capital
                                             Stock      Surplus        Funds        (Deficit)           and Surplus
                                           ---------------------------------------------------------------------------
Balance at January 1, 1997                     $2,500      $319,180       $1,473      $ (4,246)         $318,907
 Net income                                         -             -          134        12,867            13,001
 Change in net unrealized capital gains
  (losses)                                          -             -            -        (2,710)           (2,710)
 Change in non-admitted assets                      -             -            -        (8,483)           (8,483)
 Change in liability for reinsurance in
  unauthorized companies                            -             -            -            29                29
 Change in asset valuation reserve                  -             -            -       (20,446)          (20,446)
 Net change in separate account surplus             -             -            -           (49)              (49)
 Prior year federal income tax adjustment           -             -            -            59                59
                                           ---------------------------------------------------------------------------
Balance at December 31, 1997                    2,500       319,180        1,607       (22,979)          300,308
 Net income                                         -             -          220        22,481            22,701
 Change in net unrealized capital gains
  (losses)                                          -             -            -         4,439             4,439
 Change in non-admitted assets                      -             -            -          (291)             (291)
 Change in liability for reinsurance in
  unauthorized companies                            -             -            -            18                18
 Change in asset valuation reserve                  -             -            -       (16,753)          (16,753)
 Net change in separate account surplus             -             -            -           824               824
 Dividend to stockholder                            -             -            -        (8,000)           (8,000)
                                           ---------------------------------------------------------------------------
Balance at December 31, 1998                    2,500       319,180        1,827       (20,261)          303,246
 Net income                                         -             -          190        86,284            86,474
 Change in net unrealized capital gains
  (losses)                                          -             -            -        (2,666)           (2,666)
 Change in non-admitted assets                      -             -            -         8,957             8,957
 Change in liability for reinsurance in
  unauthorized companies                            -             -            -          (394)             (394)
 Change in asset valuation reserve                  -             -            -         1,080             1,080
 Net change in separate account surplus             -             -            -        (3,202)           (3,202)
                                           ---------------------------------------------------------------------------
Balance at December 31, 1999                   $2,500      $319,180       $2,017      $ 69,798          $393,495
                                           ===========================================================================

See accompanying notes.

                       AUSA Life Insurance Company, Inc.

                    Statement of Cash Flow - Statutory Basis
                            (Dollars in thousands)

                                                                               Year ended December 31
                                                                     1999               1998               1997
                                                             --------------------------------------------------------
Operating activities
Premiums and other considerations, net of reinsurance               $ 1,569,443        $ 1,191,035        $ 1,340,757
Net investment income                                                   343,327            353,054            340,150
Life and accident and health claims                                     (34,919)           (33,979)           (40,151)
Surrender benefits and other fund withdrawals                        (1,937,450)        (1,117,653)        (1,175,051)
Other benefits to policyholders                                         (21,733)           (20,876)           (14,290)
Commissions, other expenses and other taxes                            (125,507)          (169,784)          (184,457)
Net transfers (to) from separate account                                131,083           (130,976)           (43,309)
Federal income taxes paid                                                (2,942)            (5,558)            (4,704)
Other, net                                                              (26,319)            (3,806)            (3,744)
                                                             --------------------------------------------------------
Net cash provided by (used in) operating activities                    (105,017)            61,457            215,201

Investing activities
Proceeds from investments sold, matured or repaid:
 Bonds and preferred stocks                                           1,843,152          1,381,784            968,184
 Common stocks                                                           55,050                164                  -
 Mortgage loans on real estate                                          144,620            138,723            179,810
 Real estate                                                             46,449             22,067             25,104
 Policy loans                                                                 -                  -                 16
 Other                                                                    3,847                (21)                 -
                                                             --------------------------------------------------------
                                                                      2,093,118          1,542,717          1,173,114
Cost of investments acquired:
 Bonds and preferred stocks                                          (1,588,268)        (1,554,838)        (1,260,122)
 Common stocks                                                          (55,050)                 -               (103)
 Mortgage loans on real estate                                         (178,473)           (51,862)           (60,722)
 Real estate                                                            (27,721)              (561)                 -
 Policy loans                                                               (95)              (135)              (146)
 Other                                                                    7,731              5,756            (17,805)
                                                             --------------------------------------------------------
                                                                     (1,841,876)        (1,601,640)        (1,338,898)
                                                             --------------------------------------------------------
Net cash provided by (used in) investing activities                     251,242            (58,923)          (165,784)

Financing activities
Issuance of intercompany notes, net                                    (125,900)            (1,600)            (9,400)
Dividends to stockholders                                                     -             (8,000)                 -
                                                             --------------------------------------------------------
Net cash used in financing activities                                  (125,900)            (9,600)            (9,400)
                                                             --------------------------------------------------------
Increase (decrease) in cash and short-term investments                   20,325             (7,066)            40,017

Cash and short-term investments at beginning of year                     61,065             68,131             28,114
                                                             --------------------------------------------------------
Cash and short-term investments at end of year                      $    81,390        $    61,065        $    68,131
                                                             ========================================================

See accompanying notes.

                       AUSA Life Insurance Company, Inc.

                Notes to Financial Statements - Statutory Basis
                            (Dollars in thousands)

                               December 31, 1999

1. Organization and Summary of Significant Accounting Policies

Organization

AUSA Life Insurance Company, Inc. ("the Company") is a stock life insurance company and is 82 percent owned by First AUSA Life Insurance Company ("First AUSA"), a wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"), and 18 percent owned by Veterans Life Insurance Company, an indirect wholly-owned subsidiary of AEGON. AEGON is a wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands. Effective September 24, 1993, First AUSA purchased from The Dreyfus Corporation ("Dreyfus"), its entire interest in Dreyfus Life Insurance Company and subsequently changed the name to AUSA Life Insurance Company, Inc. On December 31, 1993, the Company entered into an assumption reinsurance agreement with Mutual of New York ("MONY") to transfer certain group pension business of MONY to the Company.

On October 1, 1998, the Company completed a merger with First Providian Life and Health Insurance Company ("FPLH"), an indirect wholly-owned subsidiary of Commonwealth General Corporation which, in turn, is an indirect wholly-owned subsidiary of AEGON, whereby FPLH was merged directly into the Company. The accompanying financial statements give retroactive effect as if the merger had occurred on January 1, 1997 in conformity with the practices of the National Association of Insurance Commissioners (NAIC) and accounting practices prescribed or permitted by the Department of Insurance of the State of New York. This merger was accounted for as a statutory merger, which is similar to the pooling of interests method of accounting and, accordingly, the historical book values carried over from the separate companies to the Company.

Nature of Business

The Company primarily sells group fixed and variable annuities and group life coverages. The Company is licensed in 49 states and the District of Columbia and is in the process of becoming licensed in New Jersey. Sales of the Company's products are primarily through brokers.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)



1. Organization and Summary of Significant Accounting Policies (continued)

Significant estimates and assumptions are utilized in the calculation of aggregate policy reserves, policy and contract reserves, guarantee fund assessment accruals and valuation allowances on investments. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the financial statements.

The accompanying financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Department of Insurance of the State of New York ("Insurance Department"), which practices differ in some respects from generally accepted accounting principles. The more significant of these differences are as follows: (a) bonds are generally reported at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications; (b) acquisition costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the policies; (c) certain separate accounts provide policyholders with a guaranteed return; these separate accounts are included in the general account assets and liabilities for GAAP purposes due to the nature of the guaranteed return, (d) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions; (e) policy reserves on certain investment products use discounting methodologies utilizing statutory interest rates rather than full account values; (f) reinsurance amounts are netted against the corresponding asset or liability rather than shown as gross amounts on the balance sheet; (g) deferred income taxes are not provided for the difference between the financial statement and income tax bases of assets and liabilities; (h) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statement of operations when the sale is completed; (i) declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (reported as a liability), changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (j) certain assets designated as "non-admitted assets" have been charged to surplus rather than being reported as assets; (k) revenues for universal life and investment products consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; (l) pension expense is recorded as amounts are paid; (m) stock options settled in cash are recorded as an expense of the Company's indirect parent rather than charged to current operations; (n) adjustments to federal income taxes of prior years are charged or

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)



1. Organization and Summary of Significant Accounting Policies (continued)

credited directly to unassigned surplus, rather than reported as a component of expense in the statement of operations; and (o) gains or losses on dispositions of business are charged or credited directly to unassigned surplus rather than being reported in the statement of operations. The effects of these variances have not been determined by the Company, but are presumed to be material.

In 1998, the NAIC adopted codified statutory accounting principles ("Codification"), effective January 1, 2001. Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the State of New York must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Insurance Department. At this time, it is unclear whether the State of New York will adopt Codification. However, based on current guidance, management believes that the impact of Codification will not be material to the Company's statutory-basis financial statements.

Cash and Short-Term Investments

For purposes of the statements of cash flow, the Company considers all highly liquid investments with remaining maturity of one year or less when purchased to be short-term investments.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortized costs for bonds and mortgage loans on real estate that were acquired through the reinsurance agreement described earlier were initially recorded at market value, consistent with the aforementioned agreement and as prescribed by the Department of Insurance of the State of New York. Amortization is computed using methods which result in a level yield over the expected life of the security. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks are carried at

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)



1. Organization and Summary of Significant Accounting Policies (continued)

market. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and are recorded at equity in underlying net assets. Other "admitted assets" are valued, principally at cost, as required or permitted by New York Insurance Laws.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve (AVR) is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve (IMR), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. During 1999, 1998 and 1997, the Company excluded investment income due and accrued of $261, $216 and $473, respectively, with respect to such practices.

The Company uses interest rate swaps as part of its overall interest rate risk management strategy for certain life insurance and annuity products. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

Deferred income for unrealized gains and losses on the securities valued at market at the time of the assumption reinsurance agreement (described in Note 4) are returned to MONY at the time of realization pursuant to the agreement.

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)



1. Organization and Summary of Significant Accounting Policies (continued)

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.50 to 6.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.00 to
8.50 percent and mortality rates, where appropriate, from a variety of tables.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Separate Accounts

Assets held in trust for purchases of separate account contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to these assets accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

Certain separate account assets and liabilities reported in the accompanying financial statements contain contractual guarantees. Guaranteed separate accounts represent funds invested by the Company for the benefit of individual contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than guaranteed requirements is either transferred to or received

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)



1. Organization and Summary of Significant Accounting Policies (continued)

from the general account and reported in the statements of operations. Guaranteed separate account assets and liabilities are reported at estimated fair value except for certain government and fixed-rate separate accounts, which are carried at amortized cost. The assets and liabilities of the nonguaranteed separate accounts are carried at estimated fair value.

Stock Option Plan

AEGON N.V. sponsors a stock option plan for eligible employees of the Company. Under this plan, certain employees have indicated a preference to immediately sell shares received as a result of their exercise of the stock options; in these situations, AEGON N.V. has settled such options in cash rather than issuing stock to these employees. These cash settlements are paid by the Company, and AEGON N.V. subsequently reimburses the Company for such payments. Under statutory accounting principles, the Company does not record any expense related to this plan, as the expense is recognized by AEGON N.V. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates.

Reclassifications

Certain reclassifications have been made to the 1999 financial statements to conform to the 1998 and 1997 presentation.


2. Fair Values of Financial Instruments

Statement of Financial Accounting Standards (SFAS) No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. SFAS No. 119, Disclosures About Derivative Financial Instruments and Fair Value of Financial Instruments, requires additional disclosures about derivatives. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. SFAS No. 107 and No. 119 exclude certain financial instruments and all nonfinancial instruments from their disclosure requirements and allow companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)



2. Fair Values of Financial Instruments (continued)

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

 Cash and short-term investments: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.

 Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices.

 Mortgage loans and policy loans: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal its carrying amount.

 Short-term notes receivable from affiliates: The fair values for short-term notes receivable from affiliates are assumed to equal their carrying value.

 Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

 Interest rate swaps: Estimated fair value of interest rate swaps are based upon the pricing differential for similar swap agreements.

Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)



2. Fair Values of Financial Instruments (continued)

The following sets forth a comparison of the fair values and carrying amounts of the Company's financial instruments subject to the provisions of SFAS No. 107 and No. 119:

                                                                         December 31
                                                         1999                                   1998
                                         ----------------------------------     ----------------------------------
                                             Carrying                               Carrying
                                              Amount         Fair Value              Amount         Fair Value
                                         ----------------------------------     ----------------------------------
 Admitted assets
 Cash and short-term investments             $   81,390       $   81,390            $   61,065       $   61,065
 Bonds                                        3,864,509        3,767,465             4,151,780        4,246,901
 Preferred stock                                  6,789            6,579                 2,582            2,529
 Common stock                                         2                2                     2                2
 Mortgage loans on real estate                  449,603          439,799               413,107          429,716
 Interest rate swap                                   -             (174)                    -                -
 Policy loans                                     3,276            3,276                 3,181            3,181
 Short-term notes receivable from
  affiliates                                    136,000          136,300                10,400           10,400
 Separate account assets                      6,881,195        6,866,675             6,517,152        6,527,180

 Liabilities
 Investment contract liabilities              3,940,657        3,841,080             4,134,507        4,057,004
 Separate account annuities                   6,798,987        6,753,227             6,408,436        6,387,445

3. Investments

The carrying amounts and estimated fair values of investments in debt securities were as follows:

                                                                   Gross           Gross
                                                  Carrying       Unrealized      Unrealized    Estimated Fair
                                                   Amount          Gains           Losses          Value
                                             ----------------------------------------------------------------
December 31, 1999
Bonds:
  United States Government and agencies            $   59,439       $    85        $  2,589        $   56,935
  State, municipal and other government                74,897           454           1,410            73,941
  Public utilities                                    281,024           693           9,538           272,179
  Industrial and miscellaneous                      2,190,297        10,886          69,634         2,131,549
  Mortgage-backed and asset-backed securities
                                                    1,258,852         4,816          30,807         1,232,861
                                             ----------------------------------------------------------------
                                                    3,864,509        16,934         113,978         3,767,465
 Preferred stocks                                       6,789             8             218             6,579
                                             ----------------------------------------------------------------
                                                   $3,871,298       $16,942        $114,196        $3,774,044
                                             ================================================================

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



3. Investments (continued)

                                                                     Gross           Gross
                                                    Carrying       Unrealized      Unrealized    Estimated Fair
                                                     Amount          Gains           Losses          Value
                                             ------------------------------------------------------------------
December 31, 1998
Bonds:
  United States Government and agencies            $   99,834        $  1,776         $   285      $  101,325
  State, municipal and other government                38,387           1,427           1,625          38,189
  Public utilities                                    355,719          10,239             825         365,133
  Industrial and miscellaneous                      2,398,132          88,051          25,538       2,460,645
  Mortgage-backed and asset-backed securities       1,259,708          27,387           5,486       1,281,609
                                             ----------------------------------------------------------------
                                                    4,151,780         128,880          33,759       4,246,901
 Preferred stocks                                       2,582               -              53           2,529
                                             ----------------------------------------------------------------
                                                   $4,154,362        $128,880         $33,812      $4,249,430
                                             ================================================================

The carrying amounts and estimated fair values of bonds at December 31, 1999, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                             Carrying       Estimated
                                                              Amount        Fair Value
                                                        --------------------------------
 Due in one year or less                                      $  182,460      $  182,521
 Due after one year through five years                         1,643,466       1,601,064
 Due after five years through ten years                          592,008         574,987
 Due after ten years                                             187,723         176,032
                                                        --------------------------------
                                                               2,605,657       2,534,604
 Mortgage-backed and asset-backed securities                   1,258,852       1,232,861
                                                        --------------------------------
                                                              $3,864,509      $3,767,465
                                                        ================================

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)



3. Investments (continued)

A detail of net investment income is presented below:

                                                          Year ended December 31
                                                  1999             1998             1997
                                           --------------------------------------------------
 Interest on bonds and notes                       $290,534         $290,967         $285,730
 Mortgage loans                                      34,863           46,027           57,659
 Real estate                                          7,176           12,741           13,976
 Dividends on equity investments                          -              254              223
 Interest on policy loans                                49              317              168
 Derivative instruments                              (2,600)          (3,265)             100
 Other investment income                              9,139            9,568            1,543
                                           --------------------------------------------------
 Gross investment income                            339,161          356,609          359,399

 Less investment expenses                            14,112           10,949           17,859
                                           --------------------------------------------------
 Net investment income                             $325,049         $345,660         $341,540
                                           ==================================================

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                                          Year ended December 31
                                                  1999             1998             1997
                                           --------------------------------------------------
 Proceeds                                        $1,843,152       $1,381,784         $968,184
                                           ==================================================

 Gross realized gains                            $   11,207       $   19,871         $ 19,165
 Gross realized losses                              (22,545)          (5,974)         (11,997)
                                           --------------------------------------------------
 Net realized gains (losses)                     $  (11,338)      $   13,897         $  7,168
                                           ==================================================

At December 31, 1999, investments with an aggregate carrying amount of $2,853 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



3. Investments (continued)

Realized investment gains (losses) for investments are summarized below:

                                                                 Realized
                                          ----------------------------------------------------
                                                          Year ended December 31
                                                 1999              1998              1997
                                          ----------------------------------------------------
 Debt securities                                  $(11,338)         $ 13,897          $  7,168
 Common stock                                            -                60                 -
 Preferred stock                                         -               170                (7)
 Short-term investments                                373               (41)               (6)
 Mortgage loans on real estate                       1,161               325               287
 Real estate                                         2,463             3,967             4,059
 Other invested assets                               9,407             2,859             5,035
                                          ----------------------------------------------------
                                                     2,066            21,237            16,536

 Federal income tax effect                           3,474                20              (747)
 Transfer (to) from interest maintenance
  reserve                                            5,931           (17,487)          (14,958)
                                          ----------------------------------------------------
 Total realized gains                             $ 11,471          $  3,770          $    831
                                          ====================================================

During 1999, the Company issued mortgage loans with interest rates ranging from 6.77% to 8.49%. The maximum percentage of any one loan to the value of the underlying real estate at origination was 95%. No mortgage loans were non-income producing for the previous twelve months and, accordingly, no accrued interest related to these mortgage loans was excluded from investment income. The Company requires all mortgage loans to carry fire insurance equal to the value of the underlying property.

During 1999, 1998 and 1997, there were $17,959, $2,796 and $4,427, respectively, in foreclosed mortgage loans that were transferred to real estate. At December 31, 1999 and 1998, the Company held a mortgage loan loss reserve in the asset valuation reserve of $36,273 and $34,083, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



3. Investments (continued)

              Geographic Distribution                             Property Type Distribution
--------------------------------------------------     ---------------------------------------------
                                   December 31                                       December 31
                                 1999       1998                                   1999       1998
                             ---------------------                             ---------------------
South Atlantic                       26%        22%      Office                        37%        37%
E. North Central                     15         20       Retail                        23         24
Mountain                             14         20       Industrial                    20         29
Mid-Atlantic                         13          9       Apartment                      6          4
W. South Central                     12          9       Agricultural                   8          2
Pacific                              10          8       Other                          6          4
New England                           4          7
W. North Central                      4          3
E. South Central                      2          2

At December 31, 1999, the Company had no investments, excluding U. S. Government guaranteed or insured issues, which individually represented more than ten percent of capital and surplus and the asset valuation reserve.

The Company utilizes interest rate swap agreements as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) that would result in an accounting loss and replacement cost risk (i.e., the cost to replace the contract at current market rates should the counterparty default prior to settlement date). Credit loss exposure resulting from nonperformance by a counterparty for commitments to extend credit is represented by the contractual amounts of the instruments.

At December 31, 1999 and 1998, the Company's outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

                                                                    Notional Amount
                                                             ----------------------------
                                                                   1999          1998
                                                             ----------------------------
 Derivative securities:
  Interest rate swaps:
   Receive fixed - pay floating                                    $103,700       $74,588
   Receive floating- pay fixed                                       10,000             -

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



4. Reinsurance

The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance assumed and ceded amounts for the year ended December 31:

                                                  1999             1998             1997
                                           --------------------------------------------------
    Direct premiums                              $1,548,392       $1,183,777       $1,309,731
    Reinsurance assumed                               8,301            6,415            6,905
    Reinsurance ceded                                (2,678)          (2,539)          (5,268)
                                           --------------------------------------------------
    Net premiums earned                          $1,554,015       $1,187,653       $1,311,368
                                           ==================================================

The Company received reinsurance recoveries in the amounts of $2,983, $2,493 and $1,992 during 1999, 1998 and 1997, respectively.

The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 1999 and 1998 of $118,070 and $143,819, respectively.

On December 31, 1993, the Company and MONY entered into an assumption reinsurance agreement whereby all of the general account liabilities were novated to the Company from MONY as state approvals were received. In accordance with the agreement, MONY will receive payments relating to the performance of the assets and liabilities that existed at the date of closing for a period of nine years. These payments will be reduced for certain administrative expenses as defined in the agreement. The Company will recognize operating gains and losses on renewal premiums received after December 31, 1993 of the business in-force at December 31, 1993, and on all new business written after that date. At the end of nine years from the date of closing, the Company will purchase from MONY the remaining transferred business inforce based upon a formula described in the agreement. At December 31, 1999 and 1998, the Company owed MONY $39,118 and $52,837, respectively, which represents the amount earned by MONY under the gain sharing calculation and certain fees for investment management services for the respective years. In connection with the transaction, MONY purchased $150,000 and $50,000 in Series A and Series B notes, respectively, of AEGON. The proceeds were used to enhance the surplus of the Company. Both the Series A and Series B notes bear a market rate of interest and mature in nine years from the date of closing.

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



4. Reinsurance (continued)

AEGON provides general and administrative services for the transferred business under a related agreement with MONY. The agreement specifies prescribed rates for expenses to administer the business up to certain levels. In addition, AEGON also provides investment management services on the assets underlying the new business written by the Company while MONY continues to provide investment management services for assets supporting the remaining policy liabilities which were transferred at December 31, 1993.


5. Income Taxes

For federal income tax purposes, the Company joins in a consolidated income tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains (losses) on investments primarily due to differences in the statutory and tax treatment of certain investments, deferred policy acquisition costs, stock options exercised, dividends received deduction, carryforward (utilization) of net operating loss, IMR amortization, and certain adjustments related to the agreement between MONY and the Company. These adjustments caused the Company to calculate federal income tax expense using alternative minimum tax requirements in 1998.

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to net realized capital gains (losses) on investments due to the agreement between MONY and the Company, as discussed in
Note 4 to the financial statements. In accordance with this agreement, these gains and losses are included in the net payments MONY will receive relating to the performance of the assets that existed at the date of closing. Accordingly, income taxes relating to gains and losses on such assets are not provided for on the income tax return filed by the Company.

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($2,427 at December 31, 1999). To the extent dividends are paid from the amount accumulated in the policyholders' surplus

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



5. Income Taxes (continued)

account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $849.

The Company expects to utilize a net operating loss carryforward of $32,539 in the 1999 consolidated tax return.

In 1998, the Company reached a final settlement with the Internal Revenue Service for years 1993 through 1995 resulting in no tax due or refunded. An examination of 1996 and 1997 is currently in process.


6. Policy and Contract Attributes

A portion of the Company's policy reserves and other policyholders' funds relate to liabilities established on a variety of the Company's products that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

                                                                           December 31
                                                              1999                                1998
                                              ---------------------------------     -----------------------------
                                                                    Percent of                         Percent of
                                                     Amount           Total               Amount          Total
                                              ---------------------------------     -----------------------------
 Subject to discretionary withdrawal with
  market value adjustment                            $   924,075              8%          $   912,692           9%
 Subject to discretionary withdrawal at book
  value less surrender charge                            998,443              9             1,013,495          10
 Subject to discretionary withdrawal at
  market value                                         4,418,345             41             3,678,649          34
 Subject to discretionary withdrawal at book
  value (minimal or no charges or adjustments)         2,395,732             22             2,666,670          25
 Not subject to discretionary withdrawal               2,121,526             20             2,416,602          22
                                                   ----------------------------         -------------------------
                                                      10,858,121            100%           10,688,108         100%
                                                                    ===========                          ========
 Less reinsurance ceded                                  117,178                              143,475
                                                   -------------                        -------------
 Total policy reserves on annuities and
  deposit fund liabilities                           $10,740,943                          $10,544,633
                                                   =============                        =============

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



6. Policy and Contract Attributes (continued)

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 1999, 1998 and 1997 is as follows:

                                           Guaranteed      Non-guaranteed
                                            Separate          Separate
                                             Account          Account             Total
                                          ----------------------------------------------------
 Premiums, deposits and other
  considerations for the year ended
  December 31, 1999                           $  205,834          $1,002,770     $1,208,604
                                       ====================================================

 Reserves for separate accounts with
  assets at:
  Fair value                                  $1,925,973          $4,310,332     $6,236,305
  Amortized cost                                 562,682                   -        562,682
                                       ----------------------------------------------------
 Total                                        $2,488,655          $4,310,332     $6,798,987
                                       ====================================================

 Premiums, deposits and other
  considerations for the year ended
  December 31, 1998                           $   84,150          $  767,676     $  851,826
                                       ====================================================

 Reserves for separate accounts with
  assets at:
  Fair value                                  $2,350,983          $3,461,715     $5,812,698
  Amortized cost                                 595,738                   -        595,738
                                       ----------------------------------------------------
 Total                                        $2,946,721          $3,461,715     $6,408,436
                                       ====================================================

 Premiums, deposits and other
  considerations for the year ended
  December 31, 1997                           $  147,638          $  648,056     $  795,694
                                       ====================================================

 Reserves for separate accounts with
  assets at:
  Fair value                                  $2,204,931          $2,767,245     $4,972,176
  Amortized cost                                 622,703                   -        622,703
                                       ----------------------------------------------------
 Total                                        $2,827,634          $2,767,245     $5,594,879
                                       ====================================================

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



6. Policy and Contract Attributes (continued)

There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of separate account liabilities on these products, by withdrawal characteristics, is summarized as follows:

                                             Guaranteed      Non-guaranteed
                                              Separate          Separate
                                              Account           Account            Total
                                         ----------------------------------------------------
December 31, 1999
 Subject to discretionary withdrawal
  with market value adjustment                 $  335,351          $        -      $  335,351
 Subject to discretionary withdrawal at
  book value less surrender charge                227,331                   -         227,331
 Subject to discretionary withdrawal at
  market value                                    108,013           4,310,332       4,418,345
 Not subject to discretionary withdrawal        1,817,960                   -       1,817,960
                                         ----------------------------------------------------
                                               $2,488,655          $4,310,332      $6,798,987
                                         ====================================================
 December 31, 1998
 Subject to discretionary withdrawal
  with market value adjustment                 $  345,379          $        -      $  345,379
 Subject to discretionary withdrawal at
  book value less surrender charge                250,359                   -         250,359
 Subject to discretionary withdrawal at
  market value                                    216,935           3,461,715       3,678,650
 Not subject to discretionary withdrawal        2,134,048                   -       2,134,048
                                         ----------------------------------------------------
                                               $2,946,721          $3,461,715      $6,408,436
                                         ====================================================

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                                           Year ended December 31
                                                                 1999              1998                1997
                                                         --------------------------------------------------------
 Transfers as reported in the summary of operations of
  the separate accounts annual statement:
  Transfers to separate accounts                               $ 1,207,636          $ 851,826           $ 795,663
  Transfers from separate accounts                              (1,290,346)          (679,796)           (767,049)
                                                         --------------------------------------------------------
 Net transfers to (from) separate accounts                         (82,710)           172,030              28,614

 Reconciling adjustments - HUB level fees not paid to
  AUSA general account                                               3,240              1,317              13,756
  Fees paid to external fund manager                                     -                  -                 120
  Assumption of liabilities via merger of FPLH                           -              1,088                   -
                                                         --------------------------------------------------------
 Net adjustments                                                     3,240              2,405              13,876
                                                         --------------------------------------------------------
 Net transfers as reported in the summary of operations
  of the life, accident and health annual statement            $   (79,470)         $ 174,435           $  42,490
                                                         ========================================================

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



6. Policy and Contract Attributes (continued)

Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 1999 and 1998, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

                                                         Gross       Loading        Net
                                                    --------------------------------------
December 31, 1999
Life and annuity:
  Ordinary direct first year business                     $  400         $  276     $  124
  Ordinary direct renewal business                         6,454          1,080      5,374
  Group life direct business                               1,030            427        603
  Credit life                                                 42              -         42
  Reinsurance ceded                                          (15)             -        (15)
                                                    --------------------------------------
                                                           7,911          1,783      6,128
 Accident and health:
  Direct                                                     484              -        484
  Reinsurance ceded                                          (40)             -        (40)
                                                    --------------------------------------
 Total accident and health                                   444              -        444
                                                    --------------------------------------
                                                          $8,355         $1,783     $6,572
                                                    ======================================
 December 31, 1998
 Life and annuity:
  Ordinary direct first year business                     $  351         $  339     $   12
  Ordinary direct renewal business                         6,760          1,087      5,673
  Group life direct business                                 851            482        369
  Credit life                                                 37              -         37
  Reinsurance ceded                                           (6)             -         (6)
                                                    --------------------------------------
                                                           7,993          1,908      6,085
 Accident and health:
  Direct                                                     363              -        363
  Reinsurance ceded                                          (40)             -        (40)
                                                   ---------------------------------------
 Total accident and health                                   323              -        323
                                                    --------------------------------------
                                                          $8,316         $1,908     $6,408
                                                    ======================================

At December 31, 1999 and 1998, the Company had insurance in force aggregating $425,151 and $474,471, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Department of Insurance of the State of New York. The Company established policy reserves of $1,250 and $1,348 to cover these deficiencies at December 31, 1999 and 1998, respectively.

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



7. Dividend Restrictions

The Company is subject to certain limitations relative to statutory surplus, imposed by the State of New York, on the payment of dividends to its parent company.

The Company paid dividends to its parent of $8,000 in 1998. The Company is not entitled to pay out any dividends in 1999 without prior approval.


8. Retirement and Compensation Plans

The Company's employees participate in a qualified benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the SFAS 87 expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. The Company's allocation of pension expense for each of the years ended December 31, 1999, 1998 and 1997 was negligible. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. The Company was allocated $10, $9 and $12 of expense for the years ended December 31, 1999, 1998 and 1997, respectively.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company's allocation of postretirement expenses was negligible for each of the years ended December 31, 1999, 1998 and 1997.

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



9. Related Party Transactions

In accordance with an agreement between AEGON and the Company, AEGON will ensure the maintenance of certain minimum tangible net worth, operating leverage and liquidity levels of the Company, as defined in the agreement, through the contribution of additional capital by the Company's parent as needed.

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 1999, 1998 and 1997, the Company paid $6,940, $5,650 and $7,330, respectively, for these services, which approximates their costs to the affiliates.

Payable to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate of 5.7% at December 31, 1999. During 1999, 1998 and 1997, the Company paid net interest of $485, $232 and $142, respectively, to affiliates.


10. Commitments and Contingencies

The Company has issued Trust (synthetic) GIC contracts to plan sponsors totaling $186,478 and $153,146 at December 31, 1999 and 1998, respectively, pursuant to terms under which the plan sponsor retains ownership of the assets related to these contracts. The Company guarantees benefit responsiveness in the event that plan benefit requests and other contractual commitments exceed plan cash flows. The plan sponsor agrees to reimburse the Company for such benefit payments with interest, either at a fixed or floating rate, from future plan and asset cash flows. In return for this guarantee, the Company receives a premium which varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow matching. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material effect on reported financial results. The assets relating to such contracts are not recognized in the Company's statutory-basis financial statements.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management's opinion, after consultation with counsel and a review of available facts, that damages arising from such demands will not be material to the Company's financial position.

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



10. Commitments and Contingencies (continued)

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. In accordance with the purchase agreement, assessments related to periods prior to the purchase of the Company will be paid by Dreyfus and assessments attributable to business reinsured from MONY for premiums received prior to the date of the transaction will be paid by MONY (see
Note 1). The Company will be responsible for assessments, if any, attributable to premium income after the date of purchase. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The guaranty fund expense was $46, $126 and $586 for the years ended December 31, 1999, 1998 and 1997, respectively.

                             Financial Statements

                   AUSA Endeavor Variable Annuity Account -
                         The Endeavor Variable Annuity

                         Year ended December 31, 1999
                      with Report of Independent Auditors

                   AUSA Endeavor Variable Annuity Account -
                         The Endeavor Variable Annuity

                             Financial Statements

                         Year ended December 31, 1999




                                    Contents

Report of Independent Auditors.............................................   1

Financial Statements

Balance Sheets.............................................................   2
Statements of Operations...................................................   6
Statements of Changes in Contract Owners' Equity...........................  10
Notes to Financial Statements..............................................  14

                         Report of Independent Auditors




The Board of Directors and Contract Owners of The Endeavor Variable Annuity,
AUSA Life Insurance Company, Inc.


We have audited the accompanying balance sheets of AUSA Endeavor Variable Annuity Account (the "Separate Account", comprised of the Endeavor Money Market, Endeavor Asset Allocation, T. Rowe Price International Stock, Endeavor Value Equity, Dreyfus Small Cap Value, Dreyfus U.S. Government Securities, T. Rowe Price Equity Income, T. Rowe Price Growth Stock, Endeavor Opportunity Value, Endeavor Enhanced Index, Endeavor Janus Growth, Endeavor Select 50, and Endeavor High Yield subaccounts), which are available for investment by contract owners of The Endeavor Variable Annuity, as of December 31, 1999, and the related statements of operations for the period then ended as indicated thereon and changes in contract owners' equity for the periods indicated thereon. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 1999, by correspondence with the mutual fund's transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of AUSA Endeavor Variable Annuity which are available for investment by contract owners of the Endeavor Variable Annuity at December 31, 1999, and the results of their operations for the period then ended as indicated thereon and changes in their contract owners' equity for the periods indicated thereon in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP

Des Moines, Iowa
January 28, 2000

                   AUSA Endeavor Variable Annuity Account -
                         The Endeavor Variable Annuity

                                Balance Sheets

                               December 31, 1999

                                                                                               Endeavor
                                                                                             Money Market
                                                                                              Subaccount
                                                                                           -----------------
Assets
Cash                                                                                       $           2
Investments in mutual funds, at current market value:
   Endeavor Series Trust:
     Endeavor Money Market Portfolio                                                           1,642,437
     Endeavor Asset Allocation Portfolio                                                               -
     T. Rowe Price International Stock Portfolio                                                       -
     Endeavor Value Equity Portfolio                                                                   -
     Dreyfus Small Cap Value Portfolio                                                                 -
     Dreyfus U. S. Government Securities Portfolio                                                     -
     T. Rowe Price Equity Income Portfolio                                                             -
     T. Rowe Price Growth Stock Portfolio                                                              -
     Endeavor Opportunity Value Portfolio                                                              -
     Endeavor Enhanced Index Portfolio                                                                 -
     Endeavor Janus Growth Portfolio                                                                   -
     Endeavor Select 50 Portfolio                                                                      -
     Endeavor High Yield Portfolio                                                                     -
                                                                                           -----------------
Total investments in mutual funds                                                              1,642,437
                                                                                           -----------------
Total assets                                                                                  $1,642,439
                                                                                           =================

Liabilities and contract owners' equity Liabilities:
   Contract terminations payable                                                           $           -
                                                                                           -----------------
Total liabilities                                                                                      -

Contract owners' equity:
   Deferred annuity contracts terminable by owners                                             1,642,439
                                                                                           -----------------
Total liabilities and contract owners' equity                                                 $1,642,439
                                                                                           =================

See accompanying notes.

                                                                                           Dreyfus U. S.
    Endeavor Asset         T. Rowe Price           Endeavor            Dreyfus Small        Government
     Allocation            International         Value Equity            Cap Value          Securities
     Subaccount           Stock Subaccount        Subaccount             Subaccount         Subaccount
-----------------------------------------------------------------------------------------------------------
      $        -             $        -            $        -            $        -           $        -

               -                      -                     -                     -                    -
       7,113,204                      -                     -                     -                    -
               -              9,830,966                     -                     -                    -
               -                      -             7,501,568                     -                    -
               -                      -                     -             6,589,852                    -
               -                      -                     -                     -            2,536,904
               -                      -                     -                     -                    -
               -                      -                     -                     -                    -
               -                      -                     -                     -                    -
               -                      -                     -                     -                    -
               -                      -                     -                     -                    -
               -                      -                     -                     -                    -
               -                      -                     -                     -                    -
-----------------------------------------------------------------------------------------------------------
       7,113,204              9,830,966             7,501,568             6,589,852            2,536,904
-----------------------------------------------------------------------------------------------------------
      $7,113,204             $9,830,966            $7,501,568            $6,589,852           $2,536,904
===========================================================================================================


      $       16             $      142            $       89            $      144           $        -
-----------------------------------------------------------------------------------------------------------
              16                    142                    89                   144                    -


       7,113,188              9,830,824             7,501,479             6,589,708            2,536,904
-----------------------------------------------------------------------------------------------------------
      $7,113,204             $9,830,966            $7,501,568            $6,589,852           $2,536,904
===========================================================================================================

                   AUSA Endeavor Variable Annuity Account -
                         The Endeavor Variable Annuity

                          Balance Sheets (continued)

                                                                            T. Rowe Price
                                                                                Equity        T. Rowe Price
                                                                                Income        Growth Stock
                                                                              Subaccount       Subaccount
                                                                           ----------------------------------
Assets
Cash                                                                       $           -     $           -
Investments in mutual funds, at current market value:
   Endeavor Series Trust:
     Endeavor Money Market Portfolio                                                   -                 -
     Endeavor Asset Allocation Portfolio                                               -                 -
     T. Rowe Price International Stock Portfolio                                       -                 -
     Endeavor Value Equity Portfolio                                                   -                 -
     Dreyfus Small Cap Value Portfolio                                                 -                 -
     Dreyfus U. S. Government Securities Portfolio                                     -                 -
     T. Rowe Price Equity Income Portfolio                                     8,114,462                 -
     T. Rowe Price Growth Stock Portfolio                                              -         9,784,725
     Endeavor Opportunity Value Portfolio                                              -                 -
     Endeavor Enhanced Index Portfolio                                                 -                 -
     Endeavor Janus Growth Portfolio                                                   -                 -
     Endeavor Select 50 Portfolio                                                      -                 -
     Endeavor High Yield Portfolio                                                     -                 -
                                                                           ----------------------------------
Total investments in mutual funds                                              8,114,462         9,784,725
                                                                           ----------------------------------
Total assets                                                               $   8,114,462     $   9,784,725
                                                                           ==================================

Liabilities and contract owners' equity Liabilities:
   Contract terminations payable                                           $          48     $          81
                                                                           ----------------------------------
Total liabilities                                                                     48                81

Contract owners' equity:
   Deferred annuity contracts terminable by owners                             8,114,414         9,784,644
                                                                           ----------------------------------
Total liabilities and contract owners' equity                              $   8,114,462     $   9,784,725
                                                                           ==================================

See accompanying notes.

       Endeavor               Endeavor             Endeavor Janus         Endeavor            Endeavor
     Opportunity           Enhanced Index             Growth             Select 50           High Yield
  Value Subaccount           Subaccount             Subaccount           Portfolio            Portfolio
------------------------------------------------------------------------------------------------------------
     $        -              $        -           $       127              $     -               $    -


              -                       -                     -                    -                    -
              -                       -                     -                    -                    -
              -                       -                     -                    -                    -
              -                       -                     -                    -                    -
              -                       -                     -                    -                    -
              -                       -                     -                    -                    -
              -                       -                     -                    -                    -
              -                       -                     -                    -                    -
      1,266,387                       -                     -                    -                    -
              -               3,480,347                     -                    -                    -
              -                       -            35,071,907                    -                    -
              -                       -                     -               65,304                    -
              -                       -                     -                    -                2,023
------------------------------------------------------------------------------------------------------------
      1,266,387               3,480,347            35,071,907               65,304                2,023
------------------------------------------------------------------------------------------------------------
     $1,266,387              $3,480,347           $35,072,034              $65,304               $2,023
============================================================================================================



     $       10              $       13           $         -              $     1               $    -
------------------------------------------------------------------------------------------------------------
             10                      13                     -                    1                    -


      1,266,377               3,480,334            35,072,034               65,303                2,023
------------------------------------------------------------------------------------------------------------
     $1,266,387              $3,480,347           $35,072,034              $65,304               $2,023
============================================================================================================

                   AUSA Endeavor Variable Annuity Account -
                         The Endeavor Variable Annuity

                           Statements of Operations

                 Year ended December 31, 1999, except as noted

                                                                                           Endeavor Money
                                                                                               Market
                                                                                             Subaccount
                                                                                           ----------------
Net investment income (loss)
   Income:
     Dividends                                                                              $     54,524
   Expenses:
     Administrative, mortality and expense risk charges                                           16,711
                                                                                           ----------------
Net investment income (loss)                                                                      37,813

Net realized and unrealized capital gain (loss) from investments
   Net realized capital gain from sales of investments:
     Proceeds from sales                                                                       1,091,568
     Cost of investments sold                                                                  1,091,568
                                                                                           ----------------
   Net realized capital gain from sales of investments                                                 -

Net change in unrealized appreciation/depreciation of investments:
   Beginning of the period                                                                             -
   End of the period                                                                                   -
                                                                                           ----------------
Net change in unrealized appreciation/depreciation of investments                                      -
                                                                                           ----------------
Net realized and unrealized capital gain (loss) from investments                                       -
                                                                                           ----------------
Increase (decrease) from operations                                                         $     37,813
                                                                                           ================

(1) For the period January 1, 1999 through April 30, 1999, activity reflected in this subaccount is related to investments in the Growth Portfolio of the WRL Series Fund, Inc. As of the close of business on April 30, 1999, the investments in the Growth Portfolio of the WRL Series Fund, Inc. were replaced by investments in the Endeavor Janus Growth Portfolio of the Endeavor Series Trust. The investment results of the Endeavor Janus Growth Portfolio of the Endeavor Series Trust are reflected in this subaccount for the period May 1, 1999 through December 31, 1999.

(2)  Commencement of operations, June 21, 1999.

See accompanying notes.

                                                                                           Dreyfus U. S.
  Endeavor Asset           T. Rowe Price             Endeavor        Dreyfus Small           Government
    Allocation             International           Value Equity        Cap Value             Securities
    Subaccount           Stock Subaccount           Subaccount         Subaccount            Subaccount
-----------------------------------------------------------------------------------------------------------
     $1,480,494            $   200,697           $   426,492           $   579,837            $ 133,541

         88,796                115,112               115,507                82,093               34,702
-----------------------------------------------------------------------------------------------------------
      1,391,698                 85,585               310,985               497,744               98,839



        757,774                956,671             1,275,625               777,604              213,260
        576,068                739,343               929,764               674,920              200,936
-----------------------------------------------------------------------------------------------------------
        181,706                217,328               345,861               102,684               12,324


        822,028                812,805               958,553              (325,370)             126,060
        655,494              2,812,967               (47,927)              508,721              (39,105)
-----------------------------------------------------------------------------------------------------------
       (166,534)             2,000,162            (1,006,480)              834,091             (165,165)
-----------------------------------------------------------------------------------------------------------
         15,172              2,217,490              (660,619)              936,775             (152,841)
-----------------------------------------------------------------------------------------------------------
     $1,406,870            $ 2,303,075           $  (349,634)          $ 1,434,519            $ (54,002)
===========================================================================================================

                    AUSA Endeavor Variable Annuity Account -
                          The Endeavor Variable Annuity

                      Statements of Operations (continued)

                                                                            T. Rowe Price     T. Rowe Price
                                                                            Equity Income     Growth Stock
                                                                             Subaccount        Subaccount
                                                                          ------------------ ----------------
Net investment income (loss)
   Income:
     Dividends                                                                $   518,675     $   646,509
   Expenses:
     Administrative, mortality and expense risk charges                           118,735         115,969
                                                                          ------------------ ----------------
Net investment income (loss)                                                      399,940         530,540

Net realized and unrealized capital gain (loss) from investments
   Net realized capital gain from sales of investments:
     Proceeds from sales                                                        1,023,316         600,104
     Cost of investments sold                                                     699,862         332,134
                                                                          ------------------ ----------------
   Net realized capital gain from sales of investments                            323,454         267,970

Net change in unrealized appreciation/depreciation of investments:
   Beginning of the period                                                      1,032,364       1,627,770
   End of the period                                                              467,957       2,468,646
                                                                          ------------------ ----------------
Net change in unrealized appreciation/depreciation of investments                (564,407)        840,876
                                                                          ------------------ ----------------
Net realized and unrealized capital gain (loss) from investments                 (240,953)      1,108,846
                                                                          ------------------ ----------------
Increase (decrease) from operations                                           $   158,987      $1,639,386
                                                                          ================== ================

(1) For the period January 1, 1999 through April 30, 1999, activity reflected in this subaccount is related to investments in the Growth Portfolio of the WRL Series Fund, Inc. As of the close of business on April 30, 1999, the investments in the Growth Portfolio of the WRL Series Fund, Inc. were replaced by investments in the Endeavor Janus Growth Portfolio of the Endeavor Series Trust. The investment results of the Endeavor Janus Growth Portfolio of the Endeavor Series Trust are reflected in this subaccount for the period May 1, 1999 through December 31, 1999.

(2)  Commencement of operations, June 21, 1999.

See accompanying notes.

       Endeavor               Endeavor          Endeavor Janus          Endeavor             Endeavor
     Opportunity           Enhanced Index          Growth               Select 50           High Yield
  Value Subaccount           Subaccount         Subaccount (1)        Portfolio (2)        Portfolio (2)
-----------------------------------------------------------------------------------------------------------
      $  23,557                $125,500       $            -           $         -                 $  -

         17,230                  40,104              376,721                   178                   14
-----------------------------------------------------------------------------------------------------------
          6,327                  85,396             (376,721)                 (178)                 (14)



        116,259                 571,088            3,909,487                 2,245                   14
        102,877                 439,617            2,028,664                 2,167                   14
-----------------------------------------------------------------------------------------------------------
         13,382                 131,471            1,880,823                    78                    -


         40,842                 266,268            7,143,916                     -                    -
         59,274                 471,297           18,094,008                13,209                   22
-----------------------------------------------------------------------------------------------------------
         18,432                 205,029           10,950,092                13,209                   22
-----------------------------------------------------------------------------------------------------------
         31,814                 336,500           12,830,915                13,287                   22
-----------------------------------------------------------------------------------------------------------
      $  38,141                $421,896          $12,454,194               $13,109                 $  8
===========================================================================================================

                    AUSA Endeavor Variable Annuity Account -
                          The Endeavor Variable Annuity

                Statements of Changes in Contract Owners' Equity

            Years ended December 31, 1999 and 1998, except as noted

                                          Endeavor Money Market              Endeavor Asset             T. Rowe Price International
                                                Subaccount                Allocation Subaccount              Stock Subaccount
                                        ---------------------------    ----------------------------    ----------------------------
                                            1999          1998             1999           1998            1999           1998
                                        ---------------------------    ----------------------------    --------------------------
Operations:
  Net investment income (loss)          $     37,813  $     31,229       $1,391,698   $   411,793      $    85,585  $    (1,178)
  Net realized capital gain                       -             -           181,706       219,224          217,328      186,963
  Net change in unrealized
     appreciation/depreciation of
     investments                                  -             -          (166,534)      111,477        2,000,162      653,025
                                        ---------------------------    ----------------------------    --------------------------
Increase (decrease) from operations          37,813        31,229         1,406,870       742,494        2,303,075      838,810

Contract transactions:
  Net contract purchase payments            382,999        99,464           107,809       133,924          174,803      236,000
  Transfer payments from (to)
     other subaccounts or general
     account                                 73,411       463,681           259,722     1,084,068            2,862    1,092,159
  Contract terminations,
     with-drawals and other deductions     (178,344)            -          (314,063)     (373,106)        (310,961)    (342,661)
                                        ---------------------------    ----------------------------    --------------------------
Increase (decrease) from contract
  transactions                              278,066       563,145            53,468       844,886         (133,296)     985,498
                                        ---------------------------    ----------------------------    --------------------------
Net increase (decrease) in
  contract owners' equity                   315,879       594,374         1,460,338     1,587,380        2,169,779    1,824,308

Contract owners' equity:
  Beginning of the period                 1,326,560       732,186         5,652,850     4,065,470        7,661,045    5,836,737
                                        ---------------------------    ----------------------------    --------------------------
  End of the period                      $1,642,439    $1,326,560        $7,113,188    $5,652,850       $9,830,824   $7,661,045
                                        ===========================    ============================    ==========================

(1) For the period January 1, 1999 through April 30, 1999 and the year ended December 31, 1988, activity reflected in this subaccount is related to investments in the Growth Portfolio of the WRL Series Fund, Inc. As of the close of business on April 30, 1999, the investments in the Growth Portfolio of the WRL Series Fund, Inc. were replaced by investments in the Endeavor Janus Growth Portfolio of the Endeavor Series Trust. The investment results and contract transactions of the Endeavor Janus Growth Portfolio of the Endeavor Series Trust are reflected in this subaccount for the period May 1, 1999 through December 31, 1999.

(2) Commencement of operations, June 21, 1999.

See accompanying notes.

          Endeavor Value                     Dreyfus Small Cap              Dreyfus U. S. Government
         Equity Subaccount                    Value Subaccount                Securities Subaccount
  -------------------------------      ------------------------------     ------------------------------
       1999             1998                1999            1998               1999           1998
  -------------------------------      ------------------------------     -----------------------------
  $    310,985        $   102,850      $    497,744       $   576,504     $     98,839      $    30,921
       345,861            327,682           102,684            48,069           12,324            6,651


    (1,006,480)           (98,837)          834,091          (829,907)        (165,165)          60,628
  -------------------------------      ------------------------------     -----------------------------
      (349,634)           331,695         1,434,519          (205,334)         (54,002)          98,200


       142,625            352,811           181,842           289,404          136,319           58,235


      (315,172)         1,879,751          (143,596)        1,356,749          253,882          852,781

      (329,291)          (431,951)         (302,912)         (268,863)         (72,805)         (64,873)
  --------------------  ---------      ------------------------------     -----------------------------

      (501,838)         1,800,611          (264,666)        1,377,290          317,396          846,143
  --------------------  ---------      ------------------------------     -----------------------------

      (851,472)         2,132,306         1,169,853         1,171,956          263,394          944,343


     8,352,951          6,220,645         5,419,855         4,247,899        2,273,510        1,329,167
  -------------------------------      ------------------------------     -----------------------------
    $7,501,479        $ 8,352,951      $  6,589,708       $ 5,419,855     $  2,536,904      $ 2,273,510
  ================================     ==============================     =============================

                   AUSA Endeavor Variable Annuity Account -
                         The Endeavor Variable Annuity

         Statements of Changes in Contract Owners' Equity (continued)




                                          T. Rowe Price Equity          T. Rowe Price Growth          Endeavor Opportunity
                                           Income Subaccount              Stock Subaccount              Value Subaccount
                                        ------------------------     ---------------------------    --------------------------
                                           1999         1998            1999          1998             1999          1998
                                        ------------------------     --------------------------     --------------------------
Operations:
  Net investment income (loss)          $   399,940  $   226,051     $   530,540    $   156,515     $     6,327    $    (4,780)
  Net realized capital gain                 323,454      269,090         267,970        299,881          13,382        122,312
  Net change in unrealized
    appreciation/depreciation of
    investments                            (564,407)     (13,069)        840,876        864,822          18,432        (39,530)
                                        ------------------------     --------------------------     --------------------------
Increase (decrease) from operations         158,987      482,072       1,639,386      1,321,218          38,141         78,002

Contract transactions:
  Net contract purchase payments            386,844      653,419         434,749        511,952          81,846        225,557
  Transfer payments from (to)
    other subaccounts or general
    account                                (203,955)   1,474,782         553,994      1,984,283          12,791       (124,265)
  Contract terminations,
    with-drawals and other
    deductions                             (176,746)    (402,387)       (225,204)      (369,688)        (15,717)       (36,368)
                                        ------------------------     --------------------------     --------------------------
Increase (decrease) from contract
  transactions                                6,143    1,725,814         763,539      2,126,547          78,920         64,924
                                        ------------------------     --------------------------     --------------------------
Net increase (decrease) in
  contract owners' equity                   165,130    2,207,886       2,402,925      3,447,765         117,061        142,926

Contract owners' equity:
  Beginning of the period                 7,949,284    5,741,398       7,381,719      3,933,954       1,149,316      1,006,390
                                        ------------------------     --------------------------     --------------------------
  End of the period                     $ 8,114,414  $ 7,949,284     $ 9,784,644    $ 7,381,719     $ 1,266,377    $ 1,149,316
                                        ========================     ===========================    ==========================

(1) For the period January 1, 1999 through April 30, 1999 and the year ended December 31, 1988, activity reflected in this subaccount is related to investments in the Growth Portfolio of the WRL Series Fund, Inc. As of the close of business on April 30, 1999, the investments in the Growth Portfolio of the WRL Series Fund, Inc. were replaced by investments in the Endeavor Janus Growth Portfolio of the Endeavor Series Trust. The investment results and contract transactions of the Endeavor Janus Growth Portfolio of the Endeavor Series Trust are reflected in this subaccount for the period May 1, 1999 through December 31, 1999.

(2)  Commencement of operations, June 21, 1999.


See accompanying notes.

                                                                                   Endeavor            Endeavor
         Endeavor Enhanced                        Endeavor Janus                   Select 50           High Yield
          Index Subaccount                     Growth Subaccount (1)             Subaccount (2)       Subaccount (2)
---------------------------------        -------------------------------        ------------------------------------
       1999               1998                1999              1998                 1999                 1999
---------------------------------        -------------------------------        ------------------------------------
$     85,396         $    (13,800)       $    (376,721)   $      (55,111)       $       (178)             $      (14)
     131,471               82,535            1,880,823           621,541                  78                       -


     205,029              248,529           10,950,092         6,944,045              13,209                      22
---------------------------------        -------------------------------        ------------------------------------
     421,896              317,264           12,454,194         7,510,475              13,109                       8


     516,702              491,065            1,476,686           860,004              12,006                   2,001


     806,569              915,841            1,715,238         2,519,412              40,188                      14

    (173,518)            (329,609)          (1,464,119)         (971,007)                  -                       -
---------------------------------        -------------------------------        ------------------------------------

   1,149,753            1,077,297            1,727,805         2,408,409              52,194                   2,015
---------------------------------        -------------------------------        ------------------------------------

   1,571,649            1,394,561           14,181,999         9,918,884              65,303                   2,023


   1,908,685              514,124           20,890,035        10,971,151                   -                       -
---------------------------------        -------------------------------        ------------------------------------
$  3,480,334         $  1,908,685        $  35,072,034    $   20,890,035        $      65,303             $    2,023
=================================        ===============================        =====================================

                   AUSA Endeavor Variable Annuity Account -
                         The Endeavor Variable Annuity

                         Notes to Financial Statements

                               December 31, 1999



1. Organization and Summary of Significant Accounting Policies

Organization

The AUSA Endeavor Variable Annuity Account (the "Mutual Fund Account") is a segregated investment account of AUSA Life Insurance Company, Inc. ("AUSA"), an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of thirteen investment subaccounts, all of which are invested in specified portfolios of the Endeavor Series Trust (the "Series Fund"). Activity in these thirteen investment subaccounts is available to contract owners of The Endeavor Variable Annuity.

Prior to April 30, 1999, the Growth Portfolio of the WRL Series Fund, Inc. was available to contract owners of the AUSA Endeavor Variable Annuity as an investment option. As of the close of business on April 30, 1999, all shares of the Growth Portfolio of the WRL Series Fund, Inc. were exchanged for shares of the Endeavor Janus Growth Portfolio of the Endeavor Series Trust. This exchange had no impact at the date of transfer on investments in mutual funds or total contract owner's equity.

Investments

Net purchase payments received by the Mutual Fund Account for The Endeavor Variable Annuity are invested in the portfolios of the Series Fund, as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 1999.

Realized capital gains and losses from the sale of shares in the Series Fund are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from the investments in the Series Fund are credited or charged to contract owners' equity.

Dividend Income

Dividends received from the Series Fund investments are reinvested to purchase additional mutual fund shares.

                   AUSA Endeavor Variable Annuity Account -
                         The Endeavor Variable Annuity

                   Notes to Financial Statements (continued)



2. Investments

A summary of the mutual fund investments at December 31, 1999 follows:

                                                                    Net Asset
                                                   Number of        Value Per         Market
                                                  Shares Held         Share            Value           Cost
                                                ------------------------------------------------------------------
 Endeavor Series Trust:
   Endeavor Money Market Portfolio               1,642,436.730      $  1.00       $  1,642,437     $  1,642,437
   Endeavor Asset Allocation Portfolio             310,755.960        22.89          7,113,204        6,457,710
   T. Rowe Price International Stock
     Portfolio                                     470,831.715        20.88          9,830,966        7,017,999
   Endeavor Value Equity Portfolio                 375,266.041        19.99          7,501,568        7,549,495
   Dreyfus Small Cap Value Portfolio               399,143.072        16.51          6,589,852        6,081,131
   Dreyfus U. S. Government Securities
     Portfolio                                     220,026.353        11.53          2,536,904        2,576,009
   T. Rowe Price Equity Income Portfolio           416,126.277        19.50          8,114,462        7,646,505
   T. Rowe Price Growth Stock Portfolio            340,456.665        28.74          9,784,725        7,316,079
   Endeavor Opportunity Value Portfolio            100,826.976        12.56          1,266,387        1,207,113
   Endeavor Enhanced Index Portfolio               191,649.050        18.16          3,480,347        3,009,050
   Endeavor Janus Growth Portfolio                 367,745.696        95.37         35,071,907       16,977,899
   Endeavor Select 50 Portfolio                      4,143.679        15.76             65,304           52,095
   Endeavor High Yield Portfolio                       200.467        10.09              2,023            2,001

The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                                                      Period ended December 31
                                                                1999                            1998
                                                    -----------------------------    ----------------------------
                                                      Purchases        Sales          Purchases         Sales
                                                    -----------------------------    ----------------------------
   Endeavor Series Trust:
     Endeavor Money Market Portfolio                $  1,407,437   $ 1,091,568       $  1,067,902   $   473,509
     Endeavor Asset Allocation Portfolio               2,202,894       757,774          1,845,113       588,460
     T. Rowe Price International Stock Portfolio         909,026       956,671          1,894,226       909,942
     Endeavor Value Equity Portfolio                   1,084,624     1,275,625          2,901,255       997,731
     Dreyfus Small Cap Value Portfolio                 1,010,524       777,604          2,504,908       550,950
     Dreyfus U. S. Government Securities Portfolio       629,485       213,260          1,002,274       125,201
     T. Rowe Price Equity Income Portfolio             1,429,373     1,023,316          2,782,124       830,323
     T. Rowe Price Growth Stock Portfolio              1,894,138       600,104          3,090,633       807,578
     Endeavor Opportunity Value Portfolio                201,497       116,259            643,438       583,296
     Endeavor Enhanced Index Portfolio                 1,806,233       571,088          1,526,385       462,884
     Endeavor Janus Growth Portfolio                   5,260,257     3,909,487          4,282,983     1,929,892
     Endeavor Select 50 Portfolio                         54,262         2,245                  -             -
     Endeavor High Yield Portfolio                         2,015            14                  -             -

                   AUSA Endeavor Variable Annuity Account -
                         The Endeavor Variable Annuity

                   Notes to Financial Statements (continued)


3. Contract Owners' Equity

A summary of deferred annuity contracts terminable by owners at December 31, 1999 follows:

                                                                Return of Premium Death Benefit
                                                  -------------------------------------------------------------
                                                                                                   Total
                                                   Accumulation          Accumulation             Contract
                   Subaccount                       Units Owned           Unit Value               Value
---------------------------------------------------------------------------------------------------------------
Endeavor Money Market                              1,064,268.075        $  1.280646              $  1,362,951
Endeavor Asset Allocation                          2,173,009.491           3.160924                 6,868,718
T. Rowe Price International Stock                  4,799,569.572           2.001071                 9,604,279
Endeavor Value Equity                              3,372,816.213           2.115695                 7,135,850
Dreyfus Small Cap Value                            2,799,571.395           2.278888                 6,379,910
Dreyfus U.S. Government Securities                 1,896,613.591           1.255919                 2,381,993
T. Rowe Price Equity Income                        3,519,301.115           2.107761                 7,417,846
T. Rowe Price Growth Stock                         2,752,366.635           3.124914                 8,600,909
Endeavor Opportunity Value                           931,919.689           1.240246                 1,155,810
Endeavor Enhanced Index                            1,383,754.938           1.838549                 2,544,101
Endeavor Janus Growth                                644,989.894          50.054351                32,284,551
Endeavor Select 50                                    33,757.092           1.534754                    51,809
Endeavor High Yield                                    1,008.622           1.003083                     1,012

                                                                  Annual Step-Up Death Benefit
                                                  -------------------------------------------------------------
                                                                                                       Total
                                                   Accumulation          Accumulation                Contract
                   Subaccount                       Units Owned           Unit Value                   Value
---------------------------------------------------------------------------------------------------------------
Endeavor Money Market                               219,081.992          $  1.275724              $   279,488
Endeavor Asset Allocation                            77,640.163             3.148754                  244,470
T. Rowe Price International Stock                   113,650.831             1.993345                  226,545
Endeavor Value Equity                               173,486.830             2.107532                  365,629
Dreyfus Small Cap Value                              92,417.541             2.270110                  209,798
Dreyfus U.S. Government Securities                  123,620.377             1.253119                  154,911
T. Rowe Price Equity Income                         331,752.822             2.099660                  696,568
T. Rowe Price Growth Stock                          380,267.267             3.112902                1,183,735
Endeavor Opportunity Value                           89,492.709             1.235481                  110,567
Endeavor Enhanced Index                             511,192.617             1.831468                  936,233
Endeavor Janus Growth                                55,903.910            49.862043                2,787,483
Endeavor Select 50                                    8,817.278             1.530432                   13,494
Endeavor High Yield                                   1,010.192             1.000739                    1,011

                   AUSA Endeavor Variable Annuity Account -
                         The Endeavor Variable Annuity

                   Notes to Financial Statements (continued)



3. Contract Owners' Equity (continued)

A summary of changes in contract owners' account units follows:

                                                  Endeavor        Endeavor      T. Rowe Price
                                                    Money          Asset        International       Endeavor
                                                   Market        Allocation         Stock         Value Equity
                                                  Subaccount     Subaccount      Subaccount        Subaccount
                                                --------------------------------------------------------------
Units outstanding at January 1, 1998                611,982       1,871,808       4,334,554          2,981,907
Units purchased                                      81,621          57,867         163,951            158,049
Units redeemed and transferred                      376,710         299,540         498,895            634,912
                                                --------------------------------------------------------------
Units outstanding at December 31, 1998            1,070,313       2,229,215       4,997,400          3,774,868
Units purchased                                     302,711          39,106         107,582             63,646
Units redeemed and transferred                      (89,674)        (17,671)       (191,762)          (292,211)
                                                --------------------------------------------------------------
Units outstanding at December 31, 1999            1,283,350       2,250,650       4,913,220          3,546,303
                                                ==============================================================

                                                                                                    T. Rowe
                                                   Dreyfus      Dreyfus U. S.    T. Rowe Price       Price
                                                  Small Cap      Government         Equity          Growth
                                                    Value        Securities         Income           Stock
                                                 Subaccount      Subaccount       Subaccount       Subaccount
                                                -------------------------------------------------------------
Units outstanding at January 1, 1998              2,294,637       1,093,935        2,982,511        1,925,118
Units purchased                                     156,808          46,241          330,034          231,910
Units redeemed and transferred                      583,593         626,800          536,173          690,117
                                                -------------------------------------------------------------
Units outstanding at December 31, 1998            3,035,038       1,766,976        3,848,718        2,847,145
Units purchased                                      91,092         107,577          181,988          165,336
Units redeemed and transferred                     (234,141)        145,681         (179,652)         120,153
                                                -------------------------------------------------------------
Units outstanding at December 31, 1999            2,891,989       2,020,234        3,851,054        3,132,634
                                                =============================================================

                                                 Endeavor       Endeavor       Endeavor
                                               Opportunity      Enhanced        Janus         Endeavor       Endeavor
                                                  Value          Index          Growth        Select 50     High Yield
                                                Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
                                              ------------------------------------------------------------------------
Units outstanding at January 1, 1998              869,832         422,227        557,898              -              -
Units purchased                                   195,802         362,815         35,902              -              -
Units redeemed and transferred                   (107,783)        425,172         61,137              -              -
                                              ------------------------------------------------------------------------
Units outstanding at December 31, 1998            957,851       1,210,214        654,937              -              -
Units purchased                                    65,228         315,232         39,972          9,515          2,021
Units redeemed and transferred                     (1,667)        369,502          5,985         33,059             (2)
                                              ------------------------------------------------------------------------
Units outstanding at December 31, 1999          1,021,412       1,894,948        700,894         42,574          2,019
                                              ========================================================================

                   AUSA Endeavor Variable Annuity Account -
                         The Endeavor Variable Annuity

                   Notes to Financial Statements (continued)



4. Administrative, Mortality and Expense Risk Charges

Administrative charges include an annual charge of the lesser of 2% of the policy value or $35 per contract which will commence on the first policy anniversary of each contract owner's account. For policies issued on or after May 1, 1995, this charge is waived if the sum of the premium payments made less the sum of all partial withdrawals equals or exceeds $50,000 on the policy anniversary. Charges for administrative fees to the variable annuity contracts are an expense of the Mutual Fund Account. AUSA also deducts a daily charge equal to an annual rate of .15% of the contract owner's account for administrative expenses.

AUSA deducts a daily charge for assuming certain mortality and expense risks. For policies sold prior to December 1, 1998, this charge is equal to an effective annual rate of 1.25% of the value of the contract owner's individual account. For policies sold on or after December 1, 1998, this fee depends on the death benefit option selected and the number of policy years that have elapsed since the date of issue. For the Annual Step-Up Death Benefit, the fee is 1.40% in the first seven policy years and 1.25% thereafter. For the Return of Premium Death Benefit, the fee is 1.25% in the first seven years and 1.10% thereafter.


5. Taxes

Operations of the Mutual Fund Account form a part of AUSA, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of the Mutual Fund Account are accounted for separately from other operations of AUSA for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from AUSA. Under existing federal income tax laws, the income of the Mutual Fund Account, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to AUSA.

PART C      OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

        (a) Financial Statements

            All required financial statements are included in Part B of this Registration Statement.

        (b) Exhibits:

            (1)  (a)         Resolution of the Board of Directors of
                             AUSA Life Insurance Company, Inc. authorizing establishment of the Mutual Fund Account.
                             Note 2.

            (2)              Not Applicable.

            (3)  (a)         Principal Underwriting Agreement by and between
                             AUSA Life Insurance Company, Inc. on its own behalf and on the behalf of the Mutual Fund
                             Account, and AEGON USA Securities, Inc.
                             Note 1.


            (3)  (a)  (1)    Principal Underwriting Agreement by and between
                             AUSA Life Insurance Company, Inc. on its own behalf and on the behalf of the Mutual Fund
                             Account, and AFSG Securities Corporation.
                             Note 7.


                 (b) Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 7.

            (4)  (a)         Form of Policy for the Endeavor Variable
                             Annuity.  Note 2.


                 (b)         Form of Policy Endorsement. (Dollar Cost Averaging)
                             Note 4.


                 (c) Form of Policy Endorsement. (Annuity Commencement Date, Service Charge) Note 4.

                 (d)         Form of Policy for the Endeavor Variable Annuity.
                             Note 5.

            (5)  (a)         Form of Application for the Endeavor Variable
                             Annuity.  Note 2.


                 (b) Form of Application for the Endeavor Variable Annuity. Note 4.

                 (c) Form of Application for the Endeavor Variable Annuity. Note 5.

            (6)  (a)         Articles of Incorporation of AUSA
                             Life Insurance Company, Inc.  Note 1.

                 (b)         ByLaws of AUSA Life
                             Insurance Company, Inc.  Note 1.

            (7)              Not Applicable.

            (8)  (a)         Participation Agreement by and between
                             AUSA Life Insurance Company, Inc.
                             and Endeavor Series Trust and Addendum thereto
                             Note 2.

                 (b) Participation Agreement with WRL Series Fund, Inc. and Addendum thereto. Note 2.


                             (1) Amendment No. 12 to Participation Agreement
                                 among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 11.

                 (c) Amendment to Participation Agreement by and between AUSA Life Insurance Company, Inc., and Endeavor Series Trust. Note 4.

                 (d) Amendment to Participation Agreement by and between AUSA Life Insurance Company, Inc., and Endeavor Series Trust. Note 5.

                 (e) Participation Agreement by and between PFL Life Insurance Company and Transamerica Varible Insurance Fund, Inc. Note 11.

                 (f) Participation Agreement by and between variable Insuarnce Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company, and Addendums thereto. Note 9.

                             (1) Amended Schedule A to Participation Agreement
                                 by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 11.

                 (g) Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 10.

                             (1) Amended Schedule A to Participation Agreement
                                 between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 11.

             (9) (a) Opinion and Consent of Counsel. Note 2.

                     (b)     Consent of Counsel.  Note 2.



                (10) (a)     Consent of Independent Auditors.  Note 11.



                     (b)     Opinion and Consent of Actuary Note 7.

                (11)         Not Applicable.

                (12)         Not Applicable.

                (13)         Performance Data Calculations.  Note 8.


                (14) Powers of Attorney. Note 2. (C.H. Verhagen, L.G. Brown, W.L. Busler, J.R. Dykhouse, S.E. Frushtick, C.T. Hanson, B.L. Jenkins, V.F. Mihaic, P.P. Post, T.A. Schlossberg, E.K. Warren, R.J. Kontz) Note 3. (William Brown, Jr., Colette Vargas), (Brenda K. Clancy) Note 4.

           Note 1. Filed with the initial filing of this Form N-4 Registration Statement (File No. 33-83560) on September 1, 1994.

           Note 2. Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-83560) on December 21, 1994.


           Note 3. Filed with Post-Effective Amendment No.3 to Form N-4 Registration Statement (File No. 33-83560) on April 24, 1996.


           Note 4. Filed with Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 33-83560) on April 30, 1997.


           Note 5.   Filed with Post-Effective Amendment No. 5
                     to Form N-4 Registration Statement (File No. 33-83560) on September 26, 1997.



           Note 6. Filed with Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 33-83560) on November 24, 1997.


           Note 7. Filed with Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 33-83560) on
                     April 29, 1998.

           Note 8. Filed with Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 33-83560) on April 29, 1999.

           Note 9. Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on December 6, 1996.

           Note 10. Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on April 29, 1997.

           Note 11.  Filed herewith.

Item 25.        Directors and Officers of the Depositor

                                             Principal
                                             Positions
Name and                                     and Offices with
Business Address                                Depositor
----------------                                ---------
        Tom A. Schlossberg                 Director, Chairman of the Board
        4 Manhattanville Road              and President
        Purchase, NY  10577

        William L. Busler                  Director and Vice President
        4333 Edgewood Road NE
        Cedar Rapids, IA  52499

        Patrick S. Baird                   Vice President and Chief Operating
        4333 Edgewood Road NE              Officer
        Cedar Rapids, IA  52499

        Craig D. Vermie                    Secretary
        4333 Edgewood Road NE
        Cedar Rapids, IA  52499

        Colette Vargas                     Director and Chief Actuary
        4 Manhattanville Road
        Purchase, NY  10577

        Brenda K. Clancy                   Treasurer
        4333 Edgewood Road NE
        Cedar Rapids, Iowa  52499

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

                                           Jurisdiction of     Percent of Voting
Name                                        Incorporation      Securities Owned                    Business
----                                        -------------      ----------------                    --------
AEGON N.V.                                  Netherlands        51.16% of Vereniging                Holding company
                                                               AEGON Netherlands
                                                               Membership Association

Groninger Financieringen B.V.               Netherlands        100% AEGON N.V.                     Holding company

AEGON Netherland N.V.                       Netherlands        100% AEGON N.V.                     Holding company

AEGON Nevak Holding B.V.                    Netherlands        100% AEGON N.V.                     Holding company

AEGON International N.V.                    Netherlands        100% AEGON N.V.                     Holding company

Voting Trust Trustees:                      Delaware                                               Voting Trust
K.J. Storm
Donald J. Shepard H.B.
Van Wijk Dennis Hersch

AEGON U.S. Holding Corporation              Delaware           100% Voting Trust                   Holding company

Short Hills Management Company              New Jersey         100% AEGON U.S.                     Holding company
                                                               Holding Corporation

CORPA Reinsurance Company                   New York           100% AEGON U.S.                     Holding company
                                                               Holding Corporation

AEGON Management Company                    Indiana            100% AEGON U.S.                     Holding company
                                                               Holding Corporation

RCC North America Inc.                      Delaware           100% AEGON U.S.                     Holding company
                                                               Holding Corporation

AEGON USA, Inc.                             Iowa               100% AEGON U.S.                     Holding company
                                                               Holding Corporation

Transamerica Holding Company                Delaware           100% AEGON USA, Inc.                Holding Company

AEGON Funding Corp.                         Delaware           100% Transamerica                   Issue debt securities-net
                                                               Holding Company                     proceeds used to make
                                                                                                   loans to affiliates

First AUSA Life Insurance                   Maryland           100% AEGON USA, Inc.                Insurance holding company
Company

AUSA Life Insurance                         New York           82.33% First AUSA Life              Insurance
Company, Inc.                                                  Insurance Company
                                                               17.67% Veterans Life
                                                               Insurance Company

Life Investors Insurance                    Iowa               100% First AUSA Life Ins. Co.       Insurance
Company of America

Life Investors Alliance, LLC                Delaware           100% LIICA                          Purchase, own, and hold the
                                                                                                   equity interest of other
                                                                                                   entities

Great American Insurance                    Iowa               100% LIICA                          Marketing
Agency, Inc.

Bankers United Life                         Iowa               100% Life Investors Ins.            Insurance
Assurance Company                                              Company of America

PFL Life Insurance Company                  Iowa               100% First AUSA Life Ins. Co.       Insurance

AEGON Financial Services                    Minnesota          100% PFL Life Insurance Co.         Marketing
Group, Inc.

AEGON Assignment Corporation                Kentucky           100% AEGON Financial                Administrator of structured
of Kentucky                                                    Services Group, Inc.                settlements

AEGON Assignment Corporation                Illinois           100% AEGON Financial                Administrator of structured
                                                               Services Group, Inc.                settlements

Southwest Equity Life Ins. Co.              Arizona            100% of Common Voting Stock         Insurance
                                                               First AUSA Life Ins. Co.

Iowa Fidelity Life Insurance Co.            Arizona            100% of Common Voting Stock         Insurance
                                                               First AUSA Life Ins. Co.

Western Reserve Life Assurance              Ohio               100% First AUSA Life Ins. Co.       Insurance
Co. of Ohio

WRL Series Fund, Inc.                       Maryland           Various                             Mutual fund

WRL Investment Services, Inc.               Florida            100% Western Reserve Life           Provides administration for
                                                               Assurance Co. of Ohio               affiliated mutual fund

WRL Investment                              Florida            100% Western Reserve Life           Registered investment advisor
Management, Inc.                                               Assurance Co. of Ohio

ISI Insurance Agency, Inc.                  California         100% Western Reserve Life           Insurance agency
And Subsidiaries                                               Assurance Co. of Ohio

ISI Insurance Agency                        Alabama            100% ISI Insurance Agency, Inc.     Insurance Agency
of Alabama, Inc.

ISI Insurance Agency                        Ohio               100% ISI Insurance Agency, Inc.     Insurance agency
of Ohio, Inc.

ISI Insurance Agency                        Massachusetts      100% ISI Insurance Agency Inc.      Insurance Agency
of Massachusetts, Inc.

ISI Insurance Agency                        Texas              100% ISI Insurance Agency, Inc.     Insurance agency
of Texas, Inc.

ISI Insurance Agency                        Hawaii             100% ISI Insurance                  Insurance agency
of Hawaii, Inc.                                                Agency, Inc.

ISI Insurance Agency                        New Mexico         100% ISI Insurance                  Insurance agency
New Mexico, Inc.                                               Agency, Inc.

AEGON Equity Group, Inc.                    Florida            100% Western Reserve Life           Insurance Agency
                                                               Assurance Co. of Ohio

Monumental General Casualty Co.             Maryland           100% First AUSA Life Ins. Co.       Insurance

United Financial Services, Inc.             Maryland           100% First AUSA Life Ins. Co.       General agency

Bankers Financial Life Ins. Co.             Arizona            100% First AUSA Life Ins. Co.       Insurance

The Whitestone Corporation                  Maryland           100% First AUSA Life Ins. Co.       Insurance agency

Cadet Holding Corp.                         Iowa               100% First AUSA Life                Holding company
                                                               Insurance Company

Monumental General Life                     Puerto Rico        51% First AUSA Life                 Insurance
Insurance Company of                                           Insurance Company
Puerto Rico                                                    49% Baldrich & Associates
                                                               of Puerto Rico

AUSA Holding Company                        Maryland           100% AEGON USA, Inc.                Holding company

Monumental General Insurance                Maryland           100% AUSA Holding Co.               Holding company
Group, Inc.


Trip Mate Insurance Agency, Inc.            Kansas             100% Monumental General             Sale/admin. of travel
                                                               Insurance Group, Inc.               insurance


Monumental General                          Maryland           100% Monumental General             Provides management srvcs.
Administrators, Inc.                                           Insurance Group, Inc.               to unaffiliated third party
                                                                                                   administrator

Executive Management and                    Maryland           100% Monumental General             Provides actuarial consulting
Consultant Services, Inc.                                      Administrators, Inc.                services

Monumental General Mass                     Maryland           100% Monumental General             Marketing arm for sale of
Marketing, Inc.                                                Insurance Group, Inc.               mass marketed insurance
                                                                                                   coverages

AUSA Financial Markets, Inc.                Iowa               100% AUSA Holding Co.               Marketing

Transamerica Capital, Inc.                  California         100% AUSA Holding Co.               Broker/Dealer

Endeavor Management Company                 California         100% AUSA Holding Co.               Investment Management

Universal Benefits Corporation              Iowa               100% AUSA Holding Co.               Third party administrator

Investors Warranty of                       Iowa               100% AUSA Holding Co.               Provider of automobile
America, Inc.                                                                                      extended maintenance
                                                                                                   contracts

Massachusetts Fidelity Trust Co.            Iowa               100% AUSA Holding Co.               Trust company

Money Services, Inc.                        Delaware           100% AUSA Holding Co.               Provides financial counseling
                                                                                                   for employees and agents of
                                                                                                   affiliated companies

ADB Corporation                             Delaware           100% Money Services, Inc.           Special purpose limited
                                                                                                   Liability company

ORBA Insurance Services, Inc.               California         10.56% Money Services, Inc.         Insurance agency

Zahorik Company, Inc.                       California         100% AUSA Holding Co.               Broker-Dealer

ZCI, Inc.                                   Alabama            100% Zahorik Company, Inc.          Insurance agency

Zahorik Texas, Inc.                         Texas              100% Zahorik Company, Inc.          Insurance agency

Long, Miller & Associates, L.L.C.           California         33-1/3% AUSA Holding Co.            Insurance agency

AEGON Asset Management                      Delaware           100% AUSA Holding Co.               Registered investment advisor
Services, Inc.

InterSecurities, Inc.                       Delaware           100% AUSA Holding Co.               Broker-Dealer

Associated Mariner Financial                Michigan           100% InterSecurities, Inc.          Holding co./management
Group, Inc.                                                                                        services

Associated Mariner Ins. Agency              Massachusetts      100% Associated Mariner             Insurance agency
of Massachusetts, Inc.                                         Agency, Inc.

Associated Mariner Agency                   Ohio               100% Associated Mariner             Insurance agency
Ohio, Inc.                                                     Agency, Inc.

Associated Mariner Agency                   Texas              100% Associated Mariner             Insurance agency
Texas, Inc.                                                    Agency, Inc.

Idex Investor Services, Inc.                Florida            100% AUSA Holding Co.               Shareholder services

Idex Management, Inc.                       Delaware           100% AUSA Holding Co.               Investment advisor

IDEX Mutual Funds                           Massachusetts      Various                             Mutual fund

Diversified Investment                      Delaware           100% AUSA Holding Co.               Registered investment advisor
Advisors, Inc.

Diversified Investors Securities            Delaware           100% Diversified Investment         Broker-Dealer
Corp.                                                          Advisors, Inc.

George Beram & Company, Inc.                Massachusetts      100% Diversified Investment         Employee benefit and
                                                               Advisors, Inc.                      actuarial consulting

AEGON USA Securities, Inc.                  Iowa               100% AUSA Holding Co.               Broker-Dealer (De-registered)

Creditor Resources, Inc.                    Michigan           100% AUSA Holding Co.               Credit insurance

CRC Creditor Resources                      Canada             100% Creditor Resources, Inc.       Insurance agency
Canadian Dealer Network Inc.

Weiner Agency, Inc.                         Maryland           100% Creditor Resources, Inc.       Insurance agency

AEGON USA Investment                        Iowa               100% AUSA Holding Co.               Investment advisor
Management, Inc.

AEGON USA Realty                            Iowa               100% AUSA Holding Co.               Provides real estate
Advisors, Inc.                                                                                     administrative and real
                                                                                                   estate investment services

AEGON USA Real Estate                       Delaware           100% AEGON USA Realty               Real estate and mortgage
Services, Inc.                                                 Advisors, Inc.                      holding company

QSC Holding, Inc.                           Delaware           100% AEGON USA Realty               Real estate and financial
                                                               Advisors, Inc.                      software production and sales

LRA, Inc.                                   Iowa               100% AEGON USA Realty               Real estate counseling
                                                               Advisors, Inc.

Landauer Associates, Inc.                   Delaware           100% AEGON USA Realty               Real estate counseling
                                                               Advisors, Inc.

Landauer Realty Associates, Inc.            Texas              100% Landauer Associates, Inc.      Real estate counseling

Realty Information Systems, Inc.            Iowa               100% AEGON USA Realty               Information Systems for
                                                               Advisors, Inc.                      real estate investment
                                                                                                   management

USP Real Estate Investment Trust            Iowa               12.89% First AUSA Life Ins. Co.     Real estate investment trust
                                                               13.11% PFL Life Ins. Co.
                                                               4.86% Bankers United Life
                                                               Assurance Co.

RCC Properties Limited                      Iowa               AEGON USA Realty Advisors,          Limited Partnership
Partnership                                                    Inc. is General Partner and 5%
                                                               owner.

Commonwealth General                        Delaware           100% AEGON USA, Inc.                Holding company
Corporation ("CGC")

AFSG  Securities Corporation                Pennsylvania       100% CGC                            Broker-Dealer

Benefit Plans, Inc.                         Delaware           100% CGC                            TPA for Peoples Security Life
                                                                                                   Insurance Company

Durco Agency, Inc.                          Virginia           100% Benefit Plans, Inc.            General agent

Capital 200 Block Corporation               Delaware           100% CGC                            Real estate holdings

Capital Real Estate                         Delaware           100% CGC                            Furniture and equipment
Development Corporation                                                                            lessor

Commonwealth General.                       Kentucky           100% CGC                            Administrator of structured
Assignment Corporation                                                                             settlements

Diversified Financial Products Inc.         Delaware           100% CGC                            Provider of investment,
                                                                                                   marketing and admin. services
                                                                                                   to ins. cos.

Monumental Agency Group, Inc.               Kentucky           100%  CGC                           Provider of srvcs. to ins. cos.

PB Investment Advisors, Inc.                Delaware           100% CGC                            Registered investment advisor
                                                                                                   (de-registered)

Southlife, Inc.                             Tennessee          100% CGC                            Investment subsidiary

Commonwealth General LLC                    Turks &            100% CGC                            Special-purpose subsidiary
                                            Caicos Islands

Ampac Insurance Agency, Inc.                Pennsylvania       100% CGC                            Provider of management
(EIN 23-1720755)                                                                                   support services

Compass Rose Development                    Pennsylvania       100% Ampac Insurance                Special-purpose subsidiary
Corporation                                                    Agency, Inc.

Financial Planning Services, Inc.           Dist. Columbia     100% Ampac Insurance                Special-purpose subsidiary
                                                               Agency, Inc.

Frazer Association                          Illinois           100% Ampac Insurance                TPA license-holder
Consultants, Inc.                                              Agency, Inc.

National Home Life Corporation              Pennsylvania       100% Ampac Insurance                Special-purpose subsidiary
                                                               Agency, Inc.

Valley Forge Associates, Inc.               Pennsylvania       100% Ampac Insurance                Furniture & equipment lessor
                                                               Agency, Inc.

Veterans Benefits Plans, Inc.               Pennsylvania       100% Ampac Insurance                Administrator of group
                                                               Agency, Inc.                        insurance programs

Veterans Insurance Services, Inc.           Delaware           100% Ampac Insurance                Special-purpose subsidiary
                                                               Agency, Inc.

Academy Insurance Group, Inc.               Delaware           100% CGC                            Holding company

Academy Life Insurance Co.                  Missouri           100% Academy Insurance              Insurance company
                                                               Group, Inc.

Pension Life Insurance                      New Jersey         100% Academy Life                   Insurance company
Company of America                                             Insurance Company

FED Financial, Inc.                         Delaware           100% Academy Insurance              Special-purpose subsidiary
                                                               Group, Inc.

Ammest Development Corp. Inc.               Kansas             100% Academy Insurance              Special-purpose subsidiary
                                                               Group, Inc.

Ammest Insurance Agency, Inc.               California         100% Academy Insurance              General agent
                                                               Group, Inc.

Ammest Massachusetts                        Massachusetts      100% Academy Insurance              Special-purpose subsidiary
Insurance Agency, Inc.                                         Group, Inc.

Ammest Realty, Inc.                         Pennsylvania       100% Academy Insurance              Special-purpose subsidiary
                                                               Group, Inc.

Ampac,  Inc.                                Texas              100% Academy Insurance              Managing general agent
                                                               Group, Inc.

Ampac Insurance Agency, Inc.                Pennsylvania       100% Academy Insurance              Special-purpose subsidiary
(EIN 23-2364438)                                               Group, Inc.


Force Financial Group, Inc.                 Delaware           100% Academy Insurance              Special-purpose subsidiary
                                                               Group, Inc.

Force Financial Services, Inc.              Massachusetts      100% Force Fin. Group, Inc.         Special-purpose subsidiary

Military Associates, Inc.                   Pennsylvania       100% Academy Insurance              Special-purpose subsidiary
                                                               Group, Inc.

NCOAA Management Company                    Texas              100% Academy Insurance              Special-purpose subsidiary
                                                               Group, Inc.

NCOA Motor Club, Inc.                       Georgia            100% Academy Insurance              Automobile club
                                                               Group, Inc.

Unicom Administrative                       Pennsylvania       100% Academy Insurance              Provider of admin. services
Services, Inc.                                                 Group, Inc.

Unicom Administrative                       Germany            100% Unicom Administrative          Provider of admin. services
Services, GmbH                                                 Services, Inc.

Capital General Development                 Delaware           100% CGC                            Holding company
Corporation

Monumental Life                             Maryland           73.23% Capital General              Insurance company
Insurance Company                                              Development Company
                                                               26.77% First AUSA Life
                                                               Insurance Company

AEGON Special Markets                       Maryland           100% Monumental Life                Marketing company
Group, Inc.                                                    Insurance Company

Peoples Benefit Life                        Missouri           3.7% CGC                            Insurance company
Insurance Company                                              20.0% Capital Liberty, L.P.
                                                               76.3% Monumental Life
                                                               Insurance Company

Veterans Life Insurance Co.                 Illinois           100% Peoples Benefit                Insurance company
                                                               Life Insurance Company

Peoples Benefit Services, Inc.              Pennsylvania       100% Veterans Life Ins. Co.         Special-purpose subsidiary

Coverna Direct Insurance                    Maryland           100% Peoples Benefit                Insurance agency
Insurance Services, Inc.                                       Life Insurance Company

Ammest Realty Corporation                   Texas              100% Monumental Life                Special purpose subsidiary
                                                               Insurance Company

JMH Operating Company, Inc.                 Mississippi        100% Monumental Life                Real estate holdings
                                                               Insurance Company

Capital Liberty, L.P.                       Delaware           99.0% Monumental Life               Holding Company
                                                               Insurance Company
                                                               1.0% CGC

Transamerica Corporation                    Delaware           100% AEGON NV                       Major interest in insurance
                                                                                                   and finance

Transamerica Pacific Insurance              Hawaii             100% Transamerica Corp.             Life insurance
   Company, Ltd.

TREIC Enterprises, Inc.                     Delaware           100% Transamerica Corp.             Investments

ARC Reinsurance Corporation                 Hawaii             100% Transamerica Corp.             Property & Casualty Ins.

Transamerica Management, Inc.               Delaware           100% ARC Reinsurance Corp.          Asset management

Inter-America Corporation                   California         100% Transamerica Corp.             Insurance Broker

Pyramid Insurance Company, Ltd.             Hawaii             100% Transamerica Corp.             Property & Casualty Ins.

Pacific Cable Ltd.                          Bmda.              100% Pyramid Ins. Co., Ltd.         Sold 25% of TC Cable, Inc.
                                                                                                   stock in 1998

Transamerica Business Tech Corp.            Delaware           100% Transamerica Corp.             Telecommunications and
                                                                                                   data processing

Transamerica CBO I, Inc.                    Delaware           100% Transamerica Corp.             Owns and manages a pool of
                                                                                                   high-yield bonds

Transamerica Corporation (Oregon)           Oregon             100% Transamerica Corp.             Name holding only-Inactive

Transamerica Finance Corp.                  Delaware           100% Transamerica Corp.             Commercial & Consumer
                                                                                                   Lending & equip. leasing

TA Leasing Holding Co., Inc.                Delaware           100% Transamerica Fin. Corp.        Holding company

Trans Ocean Ltd.                            Delaware           100% TA Leasing Hldg Co. Inc.       Holding company

Trans Ocean Container Corp.                 Delaware           100% Trans Ocean Ltd.               Intermodal Leasing
("TOCC")

SpaceWise Inc.                              Delaware           100% TOCC                           Intermodal leasing

Trans Ocean Container
   Finance Corp.                            Delaware           100% TOCC                           Intermodal leasing

Trans Ocean Leasing
   Deutschland GmbH                         Germany            100% TOCC                           Intermodal leasing

Trans Ocean Leasing PTY Ltd.                Austria            100% TOCC                           Intermodal leasing

Trans Ocean Management S.A.                 Switzerland        100% TOCC                           Intermodal leasing

Trans Ocean Regional
   Corporate Holdings                       California         100% TOCC                           Holding company

Trans Ocean Tank Services Corp.             Delaware           100% TOCC                           Intermodal leasing

Transamerica Leasing Inc.                   Delaware           100% TA Leasing Holding Co.         Leases & Services intermodal
                                                                                                   equipment

Transamerica Leasing Holdings               Delaware           100% Transamerica Leasing Inc.      Holding Company
   Inc.  ("TLHI")

Greybox Logistics Services Inc.             Delaware           100% TLHI                           Intermodal Leasing

Greybox L.L.C.                              Delaware           100% TLHI                           Intermodal freight container
                                                                                                   interchange facilitation
                                                                                                   service

Transamerica Trailer                        France             100% Greybox L.L.C.                 Leasing
   Leasing S.N.C.

Greybox Services Limited                    U.K.               100% TLHI                           Intermodal Leasing

Intermodal Equipment, Inc.                  Delaware           100% TLHI                           Intermodal leasing

Transamerica Leasing N.V.                   Belg.              100% Intermodal Equipment Inc.      Leasing

Transamerica Leasing SRL                    Italy              100% Intermodal Equipment Inc.      Leasing

Transamerica Distribution                   Delaware           100% TLHI                           Provided door-to-door
   Services, Inc.                                                                                  services for the domestic
                                                                                                   transportation of temperature-
                                                                                                   sensitive products

Transamerica Leasing                        Belg.              100% TLHI                           Leasing
   Coordination Center

Transamerica Leasing do                     Braz.              100% TLHI                           Container Leasing
   Brasil Ltda.

Transamerica Leasing GmbH                   Germany            100% TLHI                           Leasing

Transamerica Leasing Limited                U.K.               100% TLHI                           Leasing

ICS Terminals (UK) Limited                  U.K.               100% Transamerica.                  Leasing
                                                               Leasing Limited

Transamerica Leasing Pty. Ltd.              Australia          100% TLHI                           Leasing

Transamerica Leasing (Canada) Inc.          Canada             100% TLHI                           Leasing

Transamerica Leasing (HK) Ltd.              H.K.               100% TLHI                           Leasing

Transamerica Leasing                        S. Africa          100% TLHI                           Intermodal leasing
   (Proprietary) Limited

Transamerica Tank Container                 Australia          100% TLHI                           The Australian (domestic)
   Leasing Pty. Limited                                                                            leasing of tank containers

Transamerica Trailer Holdings I Inc.        Delaware           100% TLHI                           Holding company

Transamerica Trailer Holdings II, Inc.      Delaware           100% TLHI                           Holding company

Transamerica Trailer Holdings III, Inc.     Delaware           100% TLHI                           Holding company

Transamerica Trailer Leasing AB             Swed.              100% TLHI                           Leasing

Transamerica Trailer Leasing AG             Swetzerland        100% TLHI                           Leasing

Transamerica Trailer Leasing A/S            Denmark            100% TLHI                           Leasing

Transamerica Trailer Leasing GmbH           Germany            100% TLHI                           Leasing

Transamerica Trailer Leasing                Belgium            100% TLHI                           Leasing
   (Belgium) N.V.

Transamerica Trailer Leasing                Netherlands        100% TLHI                           Leasing
   (Netherlands) B.V.

Transamerica Trailer Spain S.A.             Spain              100% TLHI                           Leasing

Transamerica Transport Inc.                 New Jersey         100% TLHI                           Dormant

Transamerica Commercial                     Delaware           100% Transamerica Fin. Corp.        Holding company for
   Finance Corporation, I ("TCFCI")                                                                Commercial/consumer
                                                                                                   finance subsidiaries

Transamerica Equipment Financial            Delaware           100% TCFCI
   Services Corporation

BWAC Credit Corporation                     Delaware           100% TCFCI

BWAC International Corporation              Delaware           100% TCFCI

BWAC Twelve, Inc.                           Delaware           100% TCFCI                          Holding company for
                                                                                                   premium finance subsidiaries

TIFCO Lending Corporation                   Illinois           100% BWAC Twelve, Inc.              General financing & other
                                                                                                   services in the US &
                                                                                                   elsewhere

Transamerica Insurance Finance              Maryland           100% BWAC Twelve, Inc.              Provides insurance premium
   Corporation ("TIFC")                                                                            financing in the US with the
                                                                                                   exception of CA and HI

Transamerica Insurance Finance              Maryland           100% TIFC                           Provides Insurance premium
   Company (Europe)                                                                                financing in California

Transamerica Insurance Finance              California         100% TIFC                           Disability ins. & holding co.
   Corporation, California                                                                         for various insurance
                                                                                                   subsidiaries of Transamerica
                                                                                                   Corporation

Transamerica Insurance Finance              ON                 100% TIFC                           Provides ins. premium
   Corporation, Canada                                                                             financing in Canada

Transamerica Business Credit                Delaware           100% TCFCI                          Provides asset based lending
   Corporation ("TBCC")                                                                            leasing & equip. financing

Transamerica Mezzanine                      Delaware           100% TBCC                           Holds investments in several
   Financing, Inc.                                                                                 joint ventures/partnerships

Transamerica Business Advisory Grp.         Delaware           100% TBCC

Bay Capital Corporation                     Delaware           100% TBCC                           Special purpose company for
                                                                                                   the purchase of real estate tax
                                                                                                   liens

Coast Funding Corporation                   Delaware           100% TBCC                           Special purpose company for
                                                                                                   the purchase of real estate tax
                                                                                                   liens

Transamerica Small Business                 Delaware           100% TBCC
   Capital, Inc. ("TSBC")

Emergent Business Capital                   Delaware           100% TSBC
   Holdings, Inc.

Gulf Capital Corporation                    Delaware           100% TBCC                           Special purpose company for
                                                                                                   the purchase of real estate tax
                                                                                                   liens

Direct Capital Equity Investment, Inc.      Delaware           100% TBCC                           Small business loans

TA Air East, Corp                           Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air I, Corp.                             Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air II, Corp.                            Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air III, Corp.                           Delaware           100% TBCC                           special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air IV, Corp.                            Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air V, Corp.                             Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air VI, Corp.                            Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air VII, Corp.                           Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest or
                                                                                                   leases aircraft

TA Air VIII, Corp.                          Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest or
                                                                                                   leases aircraft

TA Air IX, Corp.                            Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air X, Corp.                             Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air XI, Corp.                            Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air XII, Corp.                           Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air XIII, Corp.                          Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air XIV, Corp.                           Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air XV, Corp.                            Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Marine I Corp.                           Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest or
                                                                                                   leases barges or ships

TA Marine II Corp.                          Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest or
                                                                                                   leases barges or ships

TBC I, Inc.                                 Delaware           100% TBCC                           Special purpose corp.

TBC II, Inc.                                Delaware           100% TBCC                           Special purpose corp.

TBC III, Inc.                               Delaware           100% TBCC                           Special purpose corp.

TBC IV, Inc.                                Delaware           100% TBCC                           Special purpose corp.

TBC V, Inc.                                 Delaware           100% TBCC                           Special purpose corp.

TBC VI, Inc.                                Delaware           100% TBCC                           Special purpose corp.

TBC Tax I, Inc.                             Delaware           100% TBCC                           Special purpose co. for the
                                                                                                   purchase of real estate tax lien

TBC Tax II, Inc.                            Delaware           100% TBCC                           Special purpose co. for the
                                                                                                   purchase of real estate tax lien

TBC Tax III, Inc.                           Delaware           100% TBCC                           Special purpose co. for the
                                                                                                   purchase of real estate tax lien

TBC Tax IV, Inc.                            Delaware           100% TBCC                           Special purpose co. for the
                                                                                                   purchase of real estate tax lien

TBC Tax V, Inc.                             Delaware           100% TBCC                           Special purpose co. for the
                                                                                                   purchase or real estate tax lien

TBC Tax VI, Inc.                            Delaware           100% TBCC                           Special purpose co. for the
                                                                                                   purchase or real estate tax lien

TBC Tax VII, Inc.                           Delaware           100% TBCC                           Special purpose co. for the
                                                                                                   purchase or real estate tax lien

TBC Tax VIII, Inc.                          Delaware           100% TBCC                           Special purpose co. for the
                                                                                                   purchase of real estate tax lien

TBC Tax IX, Inc.                            Delaware           100% TBCC                           Special purpose co. for the
                                                                                                   purchase of real estate tax lien

The Plain Company                           Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest or
                                                                                                   leases aircraft.

Transamerica Distribution                   Delaware           100% TCFCI                          Holding corp. for inventory,
   Finance Corporation ("TDFC")                                                                    comm. Leasing, retail finance
                                                                                                   comm. Recovery service and
                                                                                                   accounts

Transamerica Accounts Holding Corp.         Delaware           100% TDFC

Transamerica Commercial                     Delaware           100% TDFC                           Wholesale floor plan for
   Finance Corporation ("TCFC")                                                                    appliances, electronics,
                                                                                                   computers, office equip. and
                                                                                                   marine equipment.

Transamerica Acquisition                    Canada             100% TCFC                           Holding company
   Corporation, Canada

Transamerica Distribution Finance           Delaware           100% TCFC
   Corporation - Overseas, Inc.
   ("TDFCO")

TDF Mauritius Limited                       Mauritius          100% TDFCO                          Mauritius holding company
                                                                                                   of our Indian Joint Venture

Inventory Funding Trust                     Delaware           100% TCFC

Inventory Funding Company, LLC              Delaware           100% Inventory Funding Trust

TCF Asset Management Corporation            Colorado           100% TCFC                           A depository for foreclosed
                                                                                                   real and personal property

Transamerica Joint Ventures, Inc.           Delaware           100% TCFC                           To enter into general partner-
                                                                                                   ships for the ownership of
                                                                                                   comm. & finance business

Transamerica Inventory                      Delaware           100% TDFC                           Holding co. for inventory
   Finance Corporation ("TIFC")                                                                    finance subsidiaries

Transamerica GmbH, Inc.                     Delaware           100% TIFC                           Commercial lending in
                                                                                                   Germany

Transamerica Fincieringsmaatschappij        Netherlands        100% Trans. GmbH,  Inc.             Commercial lending in
   B.V.                                                                                            Europe

BWAC Seventeen, Inc.                        Delaware           100% TIFC                           Holding co. for principal
                                                                                                   Canadian operation, Trans-
                                                                                                   America Comm. Finance
                                                                                                   Corp, Canada

Transamerica Commercial                     ON                 100% BWAC Seventeen, Inc.           Shell corp.- Dormant
   Finance Canada, Limited

Transamerica Commercial                     Canada             100% BWAC Seventeen, Inc.           Commercial finance
   Finance Corporation, Canada

BWAC Twenty-One, Inc.                       Delaware           100% TIFC                           Holding co. for United
                                                                                                   Kingdom operation, Trans-
                                                                                                   America Comm. Finance
                                                                                                   Limited

Transamerica Commercial                     U.K.               100% BWAC Twenty-One Inc.           Commercial lending in the
   Finance Limited ("TCFL")                                                                        United Kingdom.

Whirlpool Financial Corporation                                100% TCFL                           Inactive commercial finance
   Polska Spzoo                                                                                    Company in Poland

Transamerica Commercial                     U.K.               100% BWAC Twenty-One Inc.           Holding Company
   Holdings Limited

Transamerica Commercial Finance             U.K.               100% Trans. Commercial
   Limited                                                     Holdings Limited

Transamerica Commercial Finance             France             100% BWAC Twenty-One Inc.           Carries out factoring trans-
   France S.A.                                                                                     actions in France & abroad

Transamerica GmbH Inc.                      Delaware           100% BWAC Twenty-One Inc.           Holding co. for Transamerica
                                                                                                   Financieringsmaatschappij
                                                                                                   B.V.

Transamerica Retail Financial               Delaware           100% TIFC                           Provides retail financing
   Services Corporation ("TRFSC")

Transamerica Bank, NA                       Delaware           100% TRFSC                          Bank (Credit Cards)

Transamerica Consumer Finance               Delaware           100% TRFSC                          Consumer finance holding
   Holding Company ("TCFHC")                                                                       company

Transamerica Mortgage Company               Delaware           100% TCFHC                          Consumer mortgages

Transamerica Consumer Mortgage              Delaware           100% TCFHC                          Securitization company
   Receivables Company

Metropolitan Mortgage Company               Florida            100% TCFHC                          Consumer mortgages

Easy Yes Mortgage, Inc.                     Florida            100% Metropolitan Mtg. Co.          No active business/Name
                                                                                                   holding only

Easy Yes Mortgage, Inc.                     Georgia            100% Metropolitan Mtg. Co.          No active business/Name
                                                                                                   holding only

First Florida Appraisal Services, Inc.      Georgia            100% Metropolitan Mtg. Co.          Appraisal and inspection
                                                                                                   services

First Georgia Appraisal Services, Inc.      Georgia            100% First FL App. Srvc, Inc.       Appraisal services

Freedom Tax Services, Inc.                  Florida            100% Metropolitan Mtg. Co.          Property tax information
                                                                                                   services

J.J. & W. Advertising, Inc.                 Florida            100% Metropolitan Mtg. Co.          Advertising and marketing
                                                                                                   services

J.J. & W. Realty Corporation                Florida            100% Metropolitan Mtg. Co.          To hold problem REO
                                                                                                   properties

Liberty Mortgage Company of                 Florida            100% Metropolitan Mtg. Co.          No active business/Name
   Ft. Myers, Inc.                                                                                 holding only

Metropolis Mortgage Company                 Florida            100% Metropolitan Mtg. Co.          No active business/Name
                                                                                                   holding only

Perfect Mortgage Company                    Florida            100% Metropolitan Mtg. Co.          No active business/Name
                                                                                                   holding only

Transamerica Vendor Financial Srvc.         Delaware           100% TDFC                           Provides commercial lease

Transamerica Distribution Finance                              100% TCFCI
   Corporation de Mexico ("TDFCM")

TDF de Mexico                               Mexico             100% TDFCM

Transamerica Corporate Services                                100% TDFCM
   De Mexico

Transamerica Home Loan                      California         100% TFC                            Consumer mortgages

Transamerica Lending Company                Delaware           100% TFC                            Consumer lending

Transamerica Financial Products, Inc.       California         100% Transamerica Corp.             Service investments

Transamerica Insurance Corporation          California         100% Transamerica Corp.             Provides insurance premium
   of California ("TICC")                                                                          financing in California

Arbor Life Insurance Company                Arizona            100% TICC                           Life insurance, disability
                                                                                                   insurance

Plaza Insurance Sales Inc.                  California         100% TICC                           Casualty insurance placement

Transamerica Advisors, Inc.                 California         100% TICC                           Retail sale of investment
                                                                                                   advisory services

Transamerica Annuity Services Corp.         New Mexico         100% TICC                           Performs services required for
                                                                                                   structured settlements

Transamerica Financial Resources, Inc.      Delaware           100% TICC                           Retail sale of securities
                                                                                                   products

Financial Resources Insurance               Texas              100% Transamerica Fin. Res.         Retail sale of securities
   Agency of Texas                                                                                 products

TBK Insurance Agency of Ohio, Inc.          Ohio               100% Transamerica Fin. Res.         Variable insurance contract
                                                                                                   sales in state of Ohio

Transamerica Financial Resources            Alabama            100% Transamerica Fin. Res.         Insurance agent & broker
   Agency of Alabama, Inc.

Transamerica Financial Resources Ins.       Massachusetts      100% Transamerica Fin. Res.         Insurance agent & broker
   Agency of Massachusetts, Inc.

Transamerica International Insurance        Delaware           100% TICC                           Holding & administering
   Services, Inc. ("TIIS")                                                                         foreign operations

Home Loans and Finance Ltd.                 U.K.               100% TIIS                           Inactive

Transamerica Occidental Life                California         100% TICC                           Licensed in all forms of life
   Insurance Company ("TOLIC")                                                                     insurance, accident and
                                                                                                   sickness insurance

NEF Investment Company                      California         100% TOLIC                          Real estate development

Transamerica Life Insurance and             N. Carolina        100% TOLIC                          Writes life and pension ins.
   Annuity Company ("TLIAC")                                                                       originally incorporated in CA
                                                                                                   April 14, 1966

Transamerica Assurance Company              Missouri           100% TLIAC                          Life and disability insurance

Gemini Investments, Inc.                    Delaware           100% TLIAC                          Investment subsidiary

Transamerica Life Insurance Company         Canada             100% TOLIC                          Sells individual life insurance
   of Canada                                                                                       & investment products in all
                                                                                                   provinces and territories of
                                                                                                   Canada

Transamerica Life Insurance Company         New York           100% TOLIC                          Licensed in NY to market life
   of New York                                                                                     insurance, annuities and
                                                                                                   health insurance

Transamerica South Park                     Delaware           100% TOLIC                          Provide market analysis of
   Resources, Inc.                                                                                 certain undeveloped land
                                                                                                   holdings held by TOLIC

Transamerica Variable Insurance             Maryland           100% TOLIC                          Mutual Fund
   Fund, Inc.

USA Administration Services, Inc.           Kansas             100% TOLIC                          Third party administrator

Transamerica Products. Inc.                 California         100% TICC                           Parent co. of various
                                                                                                   subsidiary corp. which are
                                                                                                   formed to be co-general
                                                                                                   partners of proprietary limited

Transamerica Securities Sales Corp.         Maryland           100% Transamerica Prod. Inc.        Retail sale of the variable life
                                                                                                   ins. and variable annuity
                                                                                                   products of the Transamerica
                                                                                                   life companies

Transamerica Service Company                Delaware           100% Transamerica Prod. Inc.        Passive loss tax service for
                                                                                                   Lloyd's U.S. names

Transamerica Intellitech, Inc.              Delaware           100% TICC                           Real estate information and
                                                                                                   technology services

Transamerica International                  Delaware           100% TICC                           Investments
   Holdings, Inc.

Transamerica Investment Services, Inc.      Delaware           100% TICC                           Investment adviser

Transamerica Income Shares, Inc.            Maryland           100% Trans. Invest. Srvc. Inc.      Transamerica investment
                                                                                                   services

Transamerica LP Holdings Corp.              Delaware           100% TICC                           Limited partnership Investment
                                                                                                   (initial limited partner of
                                                                                                   Transamerica Delaware, L.P.)

Transamerica Real Estate Tax Service        N/A                100% TICC                           Real estate tax reporting and
   (A Division of Transamerica Corp)                                                               processing services

Transamerica Realty Services, Inc.          Delaware           100% TICC                           Responsible for real estate
                                                                                                   investments for Transamerica

Bankers Mortgage Company of CA              California         100% Transamerica Realty Srv.       Holds bank account and owns
                                                                                                   certain residual investments in
                                                                                                   certain French real estate
                                                                                                   projects which are managed
                                                                                                   special purpose company for
                                                                                                   the purchase of real estate tax
                                                                                                   liens.

Pyramid Investment Corporation              Delaware           100% Transamerica Realty Srv.       Owns office buildings in San
                                                                                                   Francisco and other properties

The Gilwell Company                         California         100% Transamerica Realty Srv.       Ground lessee of 517
                                                                                                   Washington Street,
                                                                                                   San Francisco

Transamerica Affordable Housing, Inc.       California         100% Transamerica Realty Srv.       Owns general partnership
                                                                                                   interests in low-income
                                                                                                   housing tax credit
                                                                                                   partnerships

Transamerica Minerals Company               California         100% Transamerica Realty Srv.       Owner and lessor of oil and
                                                                                                   gas properties

Transamerica Oakmont Corporation            California         100% Transamerica Realty Srv.       General partner in
                                                                                                   Transamerica/Oakmont
                                                                                                   Retirement Associates

Transamerica Senior Properties, Inc.        Delaware           100% TICC                           Owns congregate care and
                                                                                                   assisted living retirement
                                                                                                   Properties

Transamerica Senior Living, Inc.            Delaware           100% Trans. Sr. Prop. Inc.          Manages congregate care and
                                                                                                   assisted living retirement
                                                                                                   properties.

Item 27.     Number of Policyowners


             As of December 31, 1999, there were 1,356 Owners of the
             Policies.

Item 28.     Indemnification

        The New York Code (Sections 721 et. seq.) provides for permissive
                                        --------
indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29.     Principal Underwriter


             AFSG Securities Corporation
             4333 Edgewood Road, N.E.
             Cedar Rapids, IA 52499-0001

             The directors and officers of
             AFSG Securities Corporation
             are as follows:/5/


Larry N. Norman                             Ann Spaes
Director and President                      Director and Vice President

Frank A. Camp                               Darin Smith
Secretary                                   Assistant Vice President and
                                            Assistant Secretary

Lisa Wachendorf                             Linda Gilmer
Director, Vice President and Chief          Treasurer/Controller
Compliance Officer

Thomas R. Moriarty                          Robert Warner
Vice President                              Assistant Compliance Officer

Priscilla Hechler                           Emily Bates
Assistant Vice President and                Assistant Treasurer
Assistant Secretary

Thomas Pierpan                              Clifton Flenniken
Assistant Vice President and                Assistant Treasurer
Assistant Secretary


---------------------
/5/ The principal business address of each person listed is AFSG Securities Corporation, 4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001.


Commissions and Other Compensation Received by Principal Underwriter.
--------------------------------------------------------------------



     AFSG Securities Corporation, the broker/dealer, received $310,880.08 and $202,758.60 from the Registrant for the year ending December 31, 1999 and for the period from May 1, 1998 through December 31, 1998, respectively, for its services in distributing the Policies. No other commission or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year.

     AFSG Securities Corporation serves as the principal underwriter for the PFL Endeavor Variable Annuity Account, the PFL Endeavor Platinum Variable Annuity Account, the PFL Retirement Builder Variable Annuity Account, the PFL Life Variable Annuity Account A, the PFL Life Variable Annuity Account C, the PFL Life Variable Annuity Account D, the PFL Wright Variable Annuity Account and the AUSA Endeavor Variable Annuity Account. These accounts are separate accounts of PFL Life Insurance Company or AUSA Life Insurance Company, Inc. AFSG Securities Corporation also serves as principal underwriter for Separate Account I, Separate Account II, Separate Account IV, and Separate Account V of Peoples Benefit Life Insurance Company, and for Separate Account B and Separate
Account C of AUSA Life Insurance Company, Inc.

Item 30.     Location of Accounts and Records

             The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by AUSA Life Insurance Company,

Inc. at 666 Fifth Avenue, New York, New York 10103, or its Service Office, Financial Markets Division - Variable Annuity Dept., 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499.

Item 31.     Management Services.

             All management Policies are discussed in Part A or Part B.

Item 32.     Undertakings

             (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

             (b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

             (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to AUSA at the address or phone number listed in the Prospectus.


             (d) AUSA Life Insurance Company hereby represents that the fees and charges deduted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by AUSA Life Insurance Company.


Section 403(b) Representations
------------------------------

        AUSA represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on
Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 27th day of April, 2000.

                                                  AUSA ENDEAVOR VARIABLE
                                                  ANNUITY ACCOUNT

                                                  AUSA LIFE INSURANCE
                                                  COMPANY, INC.
                                                  Depositor

                                                       /s/ Tom A. Schlossberg
                                                  ------------------------------
                                                  Tom A. Schlossberg
                                                  President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures                                           Title                           Date
----------                                           -----                           ----
         /s/ William Brown, Jr.                      Director                        April 27, 2000
--------------------------------------------
William Brown, Jr.

         /s/ Robert F. Colby                         Director                        April 27, 2000
--------------------------------------------
Robert F. Colby

         /s/ William L. Busler                       Director                        April 27, 2000
--------------------------------------------
William L. Busler

         /s/ Jack R. Dykhouse                        Director                        April 27, 2000
--------------------------------------------
Jack R. Dykhouse

         /s/ Steven E. Frushtick                     Director                        April 27, 2000
--------------------------------------------
Steven E. Frushtick

         /s/ Eric Goodman                            Director                        April 27, 2000
--------------------------------------------
Eric Goodman

         /s/ Thor Hanson                             Director                        April 27, 2000
--------------------------------------------
Thor Hanson

         /s/ Colette F. Vargas                       Director                        April 27, 2000
--------------------------------------------
Colette F. Vargas

         /s/ Robert S. Rubinstein                    Director                        April 27, 2000
--------------------------------------------
Robert S. Rubinstein

         /s/ Peter P. Post                           Director                        April 27, 2000
--------------------------------------------
Peter P. Post

         /s/ Tom A. Schlossberg                      Director                        April 27, 2000
--------------------------------------------
Tom A. Schlossberg                                   (Principal Executive Officer)

         /s/ Cor H. Verhagen                         Director                        April 27, 2000
--------------------------------------------
Cor H. Verhagen

         /s/ E. Kirby Warren                         Director                        April 27, 2000
--------------------------------------------
E. Kirby Warren

         /s/ Brenda K. Clancy                        Treasurer                       April 27, 2000
--------------------------------------------
Brenda K. Clancy

                                                                Registration No.
                                                                        33-83560




                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C. 20549


                                ---------------

                                   EXHIBITS

                                      TO

                                   FORM N-4

                            REGISTRATION STATEMENT

                                     UNDER

                          THE SECURITIES ACT OF 1933

                                      FOR

                    AUSA ENDEAVOR VARIABLE ANNUITY ACCOUNT

                                ---------------

                                 EXHIBIT INDEX
                                --------------

Exhibit No.          Description of Exhibit                            Page No.*
-----------          ----------------------                            ---------

(8)(b)(1)            Amendment No. 12 to Participation Agreement

(8)(e)               Participation  Agreement  by and between PFL
                     Life  Insurance  Company and Transamerica
                     Variable Insurance Fund, Inc.

(8)(f)(1)            Amended Schedule A to Participation Agreement

(8)(g)(1)            Amended Schedule A to Participation Agreement

(10) (a)             Consent of Independent Auditors




--------
* Page numbers included only in manually executed original.